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                                       THE
                                GOVERNMENT STREET
                                      FUNDS

                              NO-LOAD MUTUAL FUNDS

                                   PROSPECTUS
                                 AUGUST 1, 2000
                            REVISED NOVEMBER 6, 2000

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                          T. LEAVELL & ASSOCIATES, INC.
                               INVESTMENT ADVISER
                                  Founded 1979

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                         THE GOVERNMENT STREET BOND FUND
                        THE GOVERNMENT STREET EQUITY FUND
                         THE ALABAMA TAX FREE BOND FUND

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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                               TABLE OF CONTENTS
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Risk/Return Summary .........................................................  3
Synopsis of Costs and Expenses .............................................. 10
How to Purchase Shares....................................................... 11
How to Redeem Shares ........................................................ 12
How Net Asset Value is Determined ........................................... 14
Management of the Funds ..................................................... 15
Dividends, Distributions and Taxes .......................................... 17
Additional Investment Information ........................................... 20
Financial Highlights ........................................................ 23

                               INVESTMENT ADVISER

                         T. LEAVELL & ASSOCIATES, INC.
                                MOBILE, ALABAMA

PORTFOLIO MANAGERS
Thomas W. Leavell,
   The Government Street Equity Fund
Mary Shannon Hope,
   The Government Street Bond Fund
Timothy S. Healey,
   The Alabama Tax Free Bond Fund

BOARD OF TRUSTEES
Richard Mitchell, President
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt III

2
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RISK/RETURN SUMMARY
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WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The investment objective of THE GOVERNMENT STREET EQUITY FUND is to seek capital appreciation through the compounding of dividends and of capital gains, both realized and unrealized. The Fund will seek to attain its objective by investing in common stocks.

The investment objectives of THE GOVERNMENT STREET BOND FUND are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation.

The investment objectives of THE ALABAMA TAX FREE BOND FUND are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

THE GOVERNMENT STREET EQUITY FUND

The Equity Fund's portfolio consists primarily of the common stocks of medium to large capitalization companies which are broadly diversified among economic sectors and industries. The Fund generally will remain fully invested in common stocks.

The Equity Fund is governed by an investment philosophy that seeks to reduce risk (the variability of returns) in the portfolio while increasing compounded returns. The Adviser combines quantitative analysis of securities with more basic fundamental analysis to construct an efficiently diversified portfolio.

The selection process begins with a stock list of approximately 550 common stocks. This list is the S&P 500 plus "special consideration" stocks. The stocks on this list are screened monthly for fundamental strength based on balance sheet quality and financial ratios (including but not limited to debt/equity, return on equity, return on assets and net worth). The net result is a stock universe of approximately 350 stocks.

Stocks in the universe are then characterized by their diversification characteristics. Stocks are grouped into either "growth" or "value" stocks (depending upon their respective price/book values). Each group ("growth" or "value") is then sorted into capitalization sectors (small, medium or large) using the capitalization sector weightings of the S&P 500 as benchmarks. These 6 sectors are the basis for the diversification that is inherent in the portfolio.

To ensure broad diversification, a target representation for each sector is established. There is equal representation of "growth"

                                                                               3
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and  "value"  stocks.  The  capitalization  distribution  is based on the sector weightings of the S&P 500.

An optimization program is then employed to suggest the most efficient combination of stocks in terms of risk and return. The optimization program is based upon the expected return of each stock, the historical variability of each stock and the statistical relationships between all stock pairs in the universe. The optimization process is subject to constraints that limit the amount of exposure of any one stock to no more than approximately 4% of the cost basis of the portfolio. The result of the optimization is a portfolio that is broadly diversified.

The performance of the Equity Fund and of its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated, and it is re-balanced periodically.

THE GOVERNMENT STREET BOND FUND

In seeking to achieve its investment objectives, the Bond Fund will emphasize preservation of capital by limiting investments in the portfolio to fixed income securities rated in the 4 highest quality ratings by any of the nationally recognized statistical rating organizations ("NRSROs"). These securities are referred to as "investment grade."

Under normal circumstances, approximately 40% of the Bond Fund's total assets will be invested in U.S. Government Securities. These include U.S. Treasury Securities and securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government. The Fund may also invest in corporate debt securities.

The maturities of securities in the portfolio will range from less than 1 year to 15 years from the date of purchase. The Fund will be adjusted from time to time to maintain an average maturity of between 3 and 7 years, depending upon the Adviser's market interest rate forecasts.

The Adviser will select corporate bonds and/or notes based on the overall credit quality of the issuer, the bonds' relative interest rate spread over U.S. Treasury Securities of comparable maturity, and call features. In the event that a corporate fixed income security held by the Fund is downgraded and it is no longer rated among the 4 highest ratings by at least two of the NRSROs, the Adviser has the discretion to determine whether the security will be sold or retained by the Fund. The corporate fixed income securities selected for the portfolio may include floating rate securities that adjust their effective interest rate at predetermined periodic intervals.

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THE ALABAMA TAX FREE BOND FUND

The Alabama Tax Free Bond Fund invests primarily (i.e., at least 80% of its assets under normal conditions) in municipal bonds and notes and other debt instruments, the interest on which is exempt from federal income taxes and from the personal income taxes of Alabama and not subject to the alternative minimum tax. These obligations are issued primarily by Alabama, its political subdivisions, municipalities, agencies, instrumentalities or public authorities and other qualifying issuers.

The securities will be rated in the 3 highest quality ratings by any of the NRSROs (or unrated municipal securities that the Adviser determines are of comparable quality). Under normal circumstances, the Fund's average maturity is expected to be 3 to 10 years.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

THE GOVERNMENT STREET EQUITY FUND

The return on and value of an investment in the Equity Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to general economic conditions, political stability and other factors. The Fund's portfolio might also decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio. As a result, there is a risk that you could lose money by investing in the Equity Fund.

While medium-sized companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of medium sized companies may be subject to wider price fluctuations.

THE GOVERNMENT STREET BOND FUND

The fixed income securities in which the Bond Fund will invest are subject to fluctuation in value. Fluctuations may be based on movements in interest rates or from changes in creditworthiness of the issuers, which may result from adverse business and economic developments or proposed corporate transactions, such as a leveraged buy-out or recapitalization of the issuer. Consequently, should interest rates increase or the creditworthiness of an issuer deteriorate, the value of the Bond Fund's fixed income securities would decrease in value, and the Fund's net asset value would decrease.

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Securities  rated  in the  lower  end of the  "investment  grade"  category  are considered speculative in certain respects. Changes in economic or other conditions are more likely to lead to a weakened capacity to make interest and principal payments than with higher grade securities. Although the Adviser utilizes the ratings of various credit rating services as a factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government Securities held by the Bond Fund or to the Bond Fund's shares.

The Fund is not intended to be a complete investment program and you could lose money by investing in the Bond Fund.

THE ALABAMA TAX FREE BOND FUND

The net asset value of the shares of The Alabama Tax Free Bond Fund will change as the general levels of interest rates fluctuate. When interest rates rise, the value of the Fund's portfolio can be expected to decline. There is also the risk that the issuer of a bond may not be able to make interest and principal payments when due.

Because the Fund invests primarily in bonds from the State of Alabama, it is particularly sensitive to political and economic factors that negatively affect Alabama. In addition, there is the risk that substantial changes in federal income tax law could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

As a non-diversified fund, The Alabama Tax Free Bond Fund may be invested in fewer issuers than a diversified fund. If the Fund concentrates in a particular segment of the bond market, economic or political factors affecting one bond in that segment may affect other bonds within the same segment. These factors may cause greater fluctuations in the Fund's value and may make the Fund more susceptible to any single risk.

PERFORMANCE SUMMARY

The bar charts and performance tables shown below provide an indication of the risks of investing in each Fund by showing the changes in the performance of the Fund from year to year since its inception and by showing how the average annual returns of each Fund compare to those of a broad-based securities market index.

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How each Fund has performed in the past is not  necessarily an indication of how it will perform in the future.

THE GOVERNMENT STREET EQUITY FUND

[GRAPHIC OMITTED]

  1992    1993    1994    1995    1996    1997    1998    1999
  6.04%   3.15%  -2.78%  27.42%  21.48%  27.84%  23.73%  17.71%

During the period shown in the bar chart, the highest return for a quarter was 20.92% during the quarter ended December 31, 1998 and the lowest return for a quarter was -9.05% during the quarter ended September 30, 1998.

The year-to-date return through September 30, 2000 is 2.24%.

THE GOVERNMENT STREET BOND FUND

[GRAPHIC OMITTED]

  1992    1993    1994    1995    1996    1997    1998    1999
  6.34%   8.80%  -2.69%  15.46%   3.67%   7.83%   7.43%  -1.02%

During the period shown in the bar chart, the highest return for a quarter was 5.24% during the quarter ended June 30, 1995 and the lowest return for a quarter was -2.38% during the quarter ended March 31, 1994.

The year-to-date return through September 30, 2000 is 6.15%.

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THE ALABAMA TAX FREE BOND FUND

[GRAPHIC OMITTED]

  1994    1995    1996    1997    1998    1999
 -3.18%  12.42%   3.77%   6.32%   5.13%  -0.98%

During the period shown in the bar chart, the highest return for a quarter was 4.67% during the quarter ended March 31, 1995 and the lowest return for a quarter was -3.17% during the quarter ended March 31, 1994.

The year-to-date return through September 30, 2000 is 4.88%.

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                 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED
                               DECEMBER 31, 1999

                                                                 Since Inception
                                            One Year  Five Years  (June 3, 1991)
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The Government Street
   Equity Fund ............................  17.71%      23.58%      15.46%

Standard & Poor's
   500 Index1 .............................  21.04%      28.56%      19.91%

                                                                 Since Inception
                                            One Year  Five Years  (June 3, 1991)
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The Government Street
   Bond Fund ..............................  -1.02%       6.54%       6.31%

Lehman Government/Corporate
   Intermediate Bond Index2 ...............   0.38%       7.10%       6.89%

90-Day Treasury
   Bill Index3 ............................   4.85%       5.35%       4.84%

                                                                 Since Inception
                                                                   (January 15,
                                            One Year   Five Years      1993)
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The Alabama Tax Free
   Bond Fund ..............................  -0.98%       5.24%       4.38%

Lipper Intermediate Municipal
   Bond Fund Index4 .......................  -1.53%       5.19%       4.20%

Lehman 7-Year G.O. Municipal
   Bond Index.5 ...........................  -0.16%       6.50%       5.57%

Lehman 3-Year
   Municipal Bond Index6 ..................   1.97%       5.17%       4.64%

1 The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.
2 The Lehman Government/Corporate Intermediate Bond Index is an unmanaged index generally representative of intermediate-term bonds.
3 The 90-Day Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day Treasury bills.
4 The Lipper Intermediate Municipal Bond Fund Index is an index of intermediate-term municipal bond funds tracked by Lipper Analytical Services, Inc.
5 The Lehman 7-Year G.O. Municipal Bond Index is an unmanaged index generally representative of 7-year general obligation tax-exempt bonds.
6 The Lehman 3-Year Municipal Bond Index is an unmanaged index generally representative of 3-year tax-exempt bonds.

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SYNOPSIS OF COSTS AND EXPENSES
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This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment).......None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                          The           The           The
                                       Government    Government     Alabama
                                         Street        Street      Tax Free
                                       Equity Fund   Bond Fund     Bond Fund
--------------------------------------------------------------------------------
Management Fee .......................    0.60%         0.50%         0.35%
Administrator's Fees .................    0.17%         0.08%         0.15%
Other Expenses .......................    0.06%         0.12%         0.22%
                                          -----         -----         -----
   Total Annual Fund
Operating Expenses ...................    0.83%         0.70%         0.72%(1)
                                          =====         =====         =====

(1) The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse certain expenses of The Alabama Tax Free Bond Fund necessary to limit total operating expenses to 0.65% of the Fund's average net assets. The Adviser reserves the right to terminate this waiver or any reimbursement at any time in the Adviser's sole discretion.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          The           The           The
                                       Government    Government     Alabama
                                         Street        Street      Tax Free
                                       Equity Fund   Bond Fund     Bond Fund
--------------------------------------------------------------------------------
1 year ......................            $   85       $   72        $   74

3 years .....................               265          224           230

5 years .....................               460          390           401

10 years ....................             1,025          871           894

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HOW TO PURCHASE SHARES
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There are no sales commissions  charged to investors.  You may obtain assistance in opening accounts from Ultimus Fund Solutions, LLC (the "Administrator") by calling toll-free 1-866- 738-1125, or by writing to the Funds at the address shown below for regular mail orders. You may also obtain assistance through any broker-dealer authorized to sell shares of the Funds. The broker-dealer may charge you a fee for its services.

Your investment will purchase shares at each Fund's net asset value ("NAV") next determined after your order is received by the Fund in proper order as indicated herein. The minimum initial investment in each Fund is $5,000; however, the minimum is $1,000 for an individual retirement account ("IRA") or self-employed retirement plan ("Keogh") investment in The Government Street Equity Fund or The Government Street Bond Fund. The Funds may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. If your order is received by the Administrator, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange"), generally 4:00 p.m. Eastern time, you will purchase shares at the NAV determined on that business day. If your order is not received by the close of the regular session of trading on the Exchange, your order will purchase shares at the NAV determined on the next business day.

You should be aware that the Funds' account application contains provisions in favor of the Funds, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by a Fund or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to the appropriate Fund, to:

     The Government Street Funds
     c/o Shareholder Services
     P.O. Box 46707
     Cincinnati, Ohio 45246-0707

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BANK WIRE  ORDERS.  You may invest  directly  by bank wire.  To  establish a new account or add to an existing account by wire, please call the Funds at 1-866-738-1125 before wiring to advise the Funds of the investment, the dollar amount and the account registration. For initial purchases, you should be prepared to provide us, by mail or facsimile, with a completed, signed Account Application. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

     Firstar Bank, N.A.
     ABA# 042000013
     For The Government Street Funds #19945-6682
     For The [name of fund]
     For [Shareholder name and account number or tax identification number]

It is important that the wire contain all the information and that the Funds receive prior telephone notification to ensure proper credit.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire at any time by purchasing shares at the then current NAV as aforementioned. The minimum additional investment allowed for The Government Street Equity Fund or The
Government Street Bond Fund is $500. Before making additional investments by bank wire, please call the Funds at 1-866-738-1125 to alert the Funds that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular monthly or quarterly investment in shares through automatic charges to your checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the NAV on or about the 15th day and/or the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

HOW TO REDEEM SHARES
================================================================================

You may redeem shares of a Fund on each day that the Fund is open for business by sending a written request to the Funds. The Funds are open for business on each day the Exchange is open for business. Any redemption may be for more or less than the purchase price of your shares depending on the market value of the applicable Fund's portfolio securities. All redemption orders received in proper form, as indicated herein, by the Administrator prior to the close of the regular session of trading on the Exchange, generally 4:00 p.m., Eastern time, will redeem shares at the NAV determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $1,000 (due to redemptions or transfers, but not due to market action) upon 60 days' written notice. If the shareholder brings his account value up to $1,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Funds at 1-866-738-1125 or write to the address shown below.

REGULAR MAIL REDEMPTIONS. Your request should be addressed to:

          The Government Street Funds
          c/o Shareholder Services
          P.O. Box 46707
          Cincinnati, Ohio 45246-0707

Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be mailed to you within 3 business days after receipt of your redemption request. However, a Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce or avoid such delay (which may take up to 15 days) if you purchase by certified check, government check or wire transfer. In such cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your bank ($5,000 minimum). Shares of the Funds may not be redeemed by wire on days in which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Funds. You can change your redemption instructions any time you wish by filing a letter including your new redemption instructions with the Funds.

SIGNATURE GUARANTEES. To protect your account and the Funds from fraud, signature guarantees are required to be sure that you are the person who has authorized a redemption in an amount over $25,000, or a change in registration or standing instructions for your account. Signature guarantees are required for
(1) requests to redeem shares having a value of greater than $25,000, (2) change of registration requests, (3) requests to establish or change redemption services other than through your initial account application and (4) if the name(s) or the address on your account has been changed within 30 days of your redemption request. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union, registered broker-dealer or a member firm of a U.S. Stock Exchange, and must appear on the written request for redemption or change of registration.

SYSTEMATIC WITHDRAWAL PLAN. If your Fund shares are valued at $10,000 or more at the current offering price you may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Funds will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to your bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Funds.

HOW NET ASSET VALUE IS DETERMINED
================================================================================

The NAV of the Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). NAV per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. NAV includes interest on fixed income securities, which is accrued daily. See the Statement of Additional Information for further details.

Securities which are traded over-the-counter are priced at the last sale price, if available; otherwise, at the last quoted bid price. Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees.

MANAGEMENT OF THE FUNDS
================================================================================

INVESTMENT ADVISER. Subject to the authority of the Board of Trustees, T. Leavell & Associates, Inc., 150 Government Street, P.O. Box 1307, Mobile, Alabama 36633 (the "Adviser"), provides a continuous program of supervision of each Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to Investment Advisory Agreements with the Trust. The Adviser is also responsible for the selection of broker-dealers through which each Fund executes portfolio transactions, subject to brokerage policies established by the Trustees, and provides certain executive personnel to each Fund. The Adviser also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

THE GOVERNMENT STREET EQUITY FUND

Thomas W. Leavell is primarily responsible for managing the portfolio of the Equity Fund. Mr. Leavell, who has served as portfolio manager since the Equity Fund's inception, has been a principal of the Adviser since the founding of the firm in 1979. Mr. Leavell holds a B.S. degree from Auburn University and an M.B.A. from the University of Kentucky.

Compensation of the Adviser with respect to the Equity Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $100 million, 0.60%; on assets over $100 million, 0.50%.

THE GOVERNMENT STREET BOND FUND

Mary Shannon Hope is primarily responsible for managing the portfolio of the Bond Fund and has acted in this capacity since July, 1997. Mrs. Hope has been employed by the Adviser since 1987. Mrs. Hope holds a B.S. degree from the University of Alabama and an M.B.A. from the University of South Alabama.

Compensation of the Adviser with respect to the Bond Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $100 million, 0.50%; on assets over $100 million, 0.40%.

THE ALABAMA TAX FREE BOND FUND

Timothy S. Healey is primarily responsible for managing the portfolio of The Alabama Tax Free Bond Fund and has acted in this capacity since the Fund's inception. Mr. Healey is a Vice President of the Adviser and has been a portfolio manager with the firm since 1986. Prior to joining the Adviser, Mr. Healey served as second Vice President at Torchmark Advisory Co., Inc. in Birmingham, Alabama. He holds a BS, Finance from the University of Alabama and has been continuously engaged in the investment management business since 1975.

Compensation of the Adviser with respect The Alabama Tax Free Bond Fund, based upon the Fund's average daily net assets, is at the following annual rates: on the first $100 million, 0.35%; on assets over $100 million, 0.25%. The Adviser currently intends to waive its invest-ment Advisory fees to the extent necessary to limit the total operating expenses of the Fund to 0.65% per annum of its average daily net assets. However, there is no assurance that any voluntary fee waivers will continue in the current or future fiscal years, and expenses of the Fund may therefore exceed 0.65% of its average daily net assets.

BOARD OF TRUSTEES. The Government Street Funds are each a series of Williamsburg Investment Trust. The Trust is governed by a Board of Trustees which oversees all operations of the Funds. A majority of the Trustees are independent and not affiliated with the Adviser.

Richard Mitchell, President, The Government Street Funds; Executive Vice President, T. Leavell & Associates, Inc. (since 1983). Education: B.A., University of Alabama, 1971; J.D., The College of William & Mary, 1974.

Austin Brockenbrough, III, President and Founding Partner, Lowe, Brockenbrough & Co., Inc. (since 1970). Director, Tredegar Industries, Inc. Education: B.S., University of Richmond, 1962.

John T. Bruce, C.F.A.,  Principal,  Flippin,  Bruce & Porter,  Inc..  Education:
B.S., Finance, Virginia Polytechnic Institute and State University, 1976.

Charles M. Caravati, Jr., M.D., Physician. Education: B.S., University of Virginia, 1959; M.D., University of Virginia, 1963.

J. Finley Lee, Jr., Julian Price Professor of Business Administration, Emeritus, University of North Carolina. Director, Montgomery Indemnity Insurance Company.
Education: A.B., Davidson College, 1961; M.A., University of Florida, 1962; Ph.D., University of Pennsylvania, 1965.

Richard L. Morrill, Chancellor and Distinguished University Professor of Ethics and Democratic Values, University of Richmond. Director, Tredegar Industries.
Education: A.B., Brown University, 1961; B.D., Yale University, 1964; Ph.D., Duke University, 1967.

Harris V. Morrissette, President, Marshall Biscuit Company. Director, Energy South, Inc., South Alabama Bank Corporation. Education: B.S., University of Alabama, 1982.

Erwin H. Will, Jr., C.F.A., Chief Investment Officer, Virginia Retirement System (Retired). Education: B.S., University of Virginia, 1956.

Samuel B. Witt, III, Sr. Vice President & General Counsel, Stateside Associates Inc. Director, The Swiss Helvetia Fund. Education: B.A., Virginia Military Institute, 1958; L.L.B., University of Virginia, 1964.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

THE GOVERNMENT STREET EQUITY FUND AND THE GOVERNMENT STREET BOND FUND

Each Fund intends to remain qualified as a "regulated investment company" under Subchapter M of the Internal Revenue code of 1986 and will distribute all of its net income and realized capital gains to shareholders. Shareholders are liable for taxes on distributions of net income and realized capital gains of the Funds but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Equity Fund intends to declare dividends quarterly payable in March, June, September and December, on a date selected by the Trustees. The Bond Fund intends to declare and pay dividends on the last business day of each month. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. Each Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Funds at the end of each year. Each Fund intends to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the United States. The Equity Fund expects that its distributions will consist primarily of capital gains. The Bond Fund expects that its distributions will consist primarily of income.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains. Current practice of the Equity Fund, subject to the discretion of the Board of Trustees, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Fund unless the shareholder requests in writing to receive dividends and/or capital gains distributions in cash. That request must be received by the Funds prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of a Fund.

THE ALABAMA TAX FREE BOND FUND

Each month The Alabama Tax Free Bond Fund distributes a dividend substantially equal to all the net investment income of the Fund. The Fund's net investment income consists of non-capital gain income, less expenses. The Fund will declare one or more long-term capital gain distributions to the shareholders of the Fund during the calendar year if the Fund's profits from the sale of securities held for longer than the applicable period exceed losses from these transactions together with any net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). If the Fund realizes net short-term capital gains, they will also be distributed at that time. You may elect to receive dividends and capital gain distributions in either cash or additional shares. The Fund expects that its distributions will consist primarily of investment income.

Because The Alabama Tax Free Bond Fund intends to distribute to shareholders substantially all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, it is expected that the Fund will not be required to pay any federal income or excise taxes. The Fund also expects the dividends it pays to shareholders of the Fund from interest on municipal obligations generally to be exempt from federal income tax because the Trust intends the Fund to satisfy certain requirements of the Code. One such requirement is that at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of obligations whose interest is exempt from federal income tax. Distributions of income from investments in taxable securities and from certain other investments of the Fund (including capital gains from the sale of securities) will be taxable to the shareholder, whether distributed in cash or in additional shares. However, it is expected that such amounts would not be substantial in relation to the tax-exempt interest received by the Fund.

A statement will be sent to each shareholder of The Alabama Tax Free Bond Fund promptly after the end of each calendar year setting forth the federal income tax status of all distributions for each calendar year, including the portion exempt from federal income taxes as "exempt-interest dividends;" the portion, if any, that is a tax preference item under the federal alternative minimum tax; the portion taxable as ordinary income; the portion taxable as capital gains; and the portion representing a return of capital (which is free of current taxes but results in a basis reduction). The Fund intends to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the U.S.

Current federal tax law limits the types and volume of bonds qualifying for the federal income tax exemption of interest and makes interest on certain tax-exempt bonds and distributions by the Fund of such interest a tax preference item for purposes of the individual and corporate alternative minimum tax. In addition, all exempt-interest dividends may affect a corporate shareholder's alternative minimum tax liability. Applicable tax law and changes therein may also affect the availability of municipal obligations for investment by the Fund and the value of the Fund's portfolio.

Under existing Alabama tax laws, as long as the Fund qualifies as a "regulated investment company" under the Code, and provided the Fund is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Fund that represent interest received by the Fund on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax.

Capital gains or losses realized from a redemption of shares of the Fund by an Alabama resident will be taxable for Alabama personal income tax purposes. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the Fund to purchase or carry shares of the Fund will not be deductible for Alabama income tax purposes.

This discussion of the federal and state income tax consequences of an investment in the Fund is not exhaustive on the subject. Consequently, investors should seek qualified tax advice.

ADDITIONAL INVESTMENT INFORMATION
================================================================================

Money market instruments will typically represent a portion of each Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund. Money market instruments mature in 13 months or less from the date of purchase and include U.S. Government Securities and corporate debt securities (including those subject to repurchase agreements), bankers' acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master note). At the time of purchase, money market instruments will have a short-term rating in the highest category by any NRSRO or, if not rated, will have been issued by a corporation having an outstanding unsecured debt issue rated in the 3 highest categories of any NRSRO or, if not so rated, of equivalent quality in the Adviser's opinion.

THE GOVERNMENT STREET EQUITY FUND

Money market instruments may be purchased by the Equity Fund for temporary defensive purposes when the Adviser believes the prospect for capital appreciation in the equity securities markets is not attractive. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

THE GOVERNMENT STREET BOND FUND

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "certificates" representing undivided ownership interests in pools of mortgages. Such certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. In the case of securities issued by GNMA, the payment of principal and interest would be backed by the full faith and credit of the U.S. Government. Mortgage pass-through certificates issued by FNMA or FHLMC would be guaranteed as to payment of principal and interest by the credit of the issuing U.S. Government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses. The issuer of a pass-through mortgage certificate does not guarantee premiums or market value of its issue.

Money market instruments may be purchased by the Bond Fund when the Adviser believes interest rates are rising, the prospect for capital appreciation in the longer term fixed income securities markets is not attractive, or when the "yield curve" favors short-term fixed income securities versus longer term fixed income securities.

THE ALABAMA TAX FREE BOND FUND

The Alabama Tax Free Bond Fund invests primarily in:

(a) Tax-exempt securities which are rated AAA, AA, or A by Standard & Poor's Ratings Group ("S&P") or are rated Aaa, Aa, or A by Moody's Investors Service, Inc. ("Moody's") (or of equivalent rating by any of the NRSROs.) or which are considered by the Adviser to have essentially the same characteristics and quality as securities having such ratings; and

(b) Notes of issuers having an issue of outstanding municipal obligations rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's or which are guaranteed by the U.S. Government or which are rated MIG-1 or MIG-2 by Moody's.

Although the Fund normally invests all of its assets in obligations exempt from federal and Alabama state income taxes, market conditions may from time to time limit availability. During periods when the Fund is unable to purchase such obligations, the Fund will invest the assets of the Fund in municipal obligations the interest on which is exempt from federal income taxes, but which is subject to the personal income taxes of Alabama.

As a temporary defensive measure during times of adverse market conditions, up to 50% of the assets of The Alabama Tax Free Fund may be held in cash or invested in taxable short-term obligations. These may include:

(a) Obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities, which may be subject to repurchase agreements; and

(b) Commercial paper which is rated A-1 or A-2 by S&P or P-1 or P-2 by Moody's (or which is unrated but which is considered to have essentially the same characteristics and qualities as commercial paper having such ratings), obligations of banks with $1 billion of assets (including certificates of deposit, bankers' acceptances and repurchase agreements), securities of other investment companies, and cash.

Interest income from these short-term obligations may be taxable to shareholders as ordinary income for federal and state income tax purposes. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

The Fund may purchase municipal obligations, the interest on which may be subject to the alternative minimum tax (for purposes of this Prospectus, the interest thereon is nonetheless considered to be tax-exempt).

With respect to those municipal obligations which are not rated by an NRSRO, the Fund will be more reliant on the Adviser's judgment, analysis and experience than would be the case if such municipal obligations were rated. In evaluating the creditworthiness of an issue, whether rated or unrated, the Adviser may take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

FINANCIAL HIGHLIGHTS
================================================================================

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, whose report, along with each Fund's financial statement, are included in its Statement of Additional Information, which is available upon request.

THE GOVERNMENT STREET EQUITY FUND

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                              YEARS ENDED MARCH 31,
                                         --------------------------------------------------------------
                                            2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of year     $   48.10    $   43.79    $   32.59    $   29.41    $   23.87
                                         ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income ...........          0.18         0.27         0.32         0.37         0.40
   Net realized and unrealized
      gains on investments .........          9.39         6.01        12.28         4.50         5.75
                                         ---------    ---------    ---------    ---------    ---------
Total from investment operations ...          9.57         6.28        12.60         4.87         6.15
                                         ---------    ---------    ---------    ---------    ---------
Less distributions:
   Dividends from net
      investment income ............         (0.18)       (0.27)       (0.32)       (0.36)       (0.40)
   Distributions from net
      realized gains ...............         (0.42)       (1.70)       (1.08)       (1.33)       (0.21)
                                         ---------    ---------    ---------    ---------    ---------
Total distributions ................         (0.60)       (1.97)       (1.40)       (1.69)       (0.61)
                                         ---------    ---------    ---------    ---------    ---------
Net asset value at end of year .....     $   57.07    $   48.10    $   43.79    $   32.59    $   29.41
                                         =========    =========    =========    =========    =========
Total return .......................        19.93%       14.81%       39.31%       16.94%       25.96%
                                         =========    =========    =========    =========    =========
Net assets at end of year (000's) ..     $ 116,447    $  90,707    $  75,643    $  49,629    $  41,421
                                         =========    =========    =========    =========    =========
Ratio of net expenses to
   average net assets ..............         0.83%        0.85%        0.86%        0.89%        0.94%

Ratio of net investment income
   to average net assets ...........         0.35%        0.61%        0.82%        1.17%        1.50%

Portfolio turnover rate ............           17%          22%          18%          20%          31%

THE GOVERNMENT STREET BOND FUND

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                  YEARS ENDED MARCH 31,
                                            --------------------------------------------------------------
                                               2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....   $   20.90    $   21.06    $   20.47    $   20.87    $   20.33
                                            ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
   Net investment income ................        1.23         1.27         1.32         1.34         1.35
   Net realized and unrealized
      gains (losses) on investments .....       (1.11)       (0.16)        0.60        (0.40)        0.54
                                            ---------    ---------    ---------    ---------    ---------
Total from investment operations ........        0.12         1.11         1.92         0.94         1.89
                                            ---------    ---------    ---------    ---------    ---------
Dividends from net investment income ....       (1.23)       (1.27)       (1.33)       (1.34)       (1.35)
                                            ---------    ---------    ---------    ---------    ---------
Net asset value at end of year ..........   $   19.79    $   20.90    $   21.06    $   20.47    $   20.87
                                            =========    =========    =========    =========    =========
Total return ............................       0.67%        5.38%        9.61%        4.60%        9.43%
                                            =========    =========    =========    =========    =========
Net assets at end of year (000's) .......   $  45,156    $  43,041    $  36,908    $  29,442    $  28,718
                                            =========    =========    =========    =========    =========
Ratio of net expenses to average
   net assets ...........................       0.70%        0.73%        0.74%        0.75%        0.76%

Ratio of net investment income
   to average net assets ................       6.12%        6.01%        6.35%        6.44%        6.38%

Portfolio turnover rate .................         20%          17%          10%          20%          10%

THE ALABAMA TAX FREE BOND FUND

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                  YEARS ENDED MARCH 31,
                                            --------------------------------------------------------------
                                               2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....   $   10.54    $   10.49    $   10.18    $   10.23    $    9.96
                                            ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
   Net investment income ................        0.44         0.44         0.44         0.43         0.42
   Net realized and unrealized
      gains (losses) on investments .....       (0.41)        0.05         0.31        (0.05)        0.27
                                            ---------    ---------    ---------    ---------    ---------
Total from investment operations ........        0.07         0.49         0.75         0.38         0.69
                                            ---------    ---------    ---------    ---------    ---------
Dividends from net investment
   income ...............................       (0.44)       (0.44)       (0.44)       (0.43)       (0.42)
                                            ---------    ---------    ---------    ---------    ---------
Net asset value at end of year ..........   $   10.13    $   10.54    $   10.49    $   10.18    $   10.23
                                            =========    =========    =========    =========    =========
Total return ............................       0.34%        4.73%        7.44%        3.82%        7.02%
                                            =========    =========    =========    =========    =========
Net assets at end of year (000's) .......   $  23,048    $  21,560    $  19,938    $  16,801    $  15,480
                                            =========    =========    =========    =========    =========
Ratio of net expenses to average
   net assets(a) ........................       0.65%        0.65%        0.65%        0.66%        0.75%

Ratio of net investment income
   to average net assets ................       4.32%        4.16%        4.19%        4.24%        4.11%

Portfolio turnover rate .................         19%           7%           2%           6%           4%

(a) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.72%, 0.76%, 0.75%, 0.78% and 0.86% for the years ended March 31, 2000,
     1999, 1998, 1997, and 1996, respectively.

                       THIS PAGE INTENTIONALLY LEFT BLANK

     THE GOVERNMENT STREET FUNDS

     INVESTMENT ADVISER
     T. Leavell & Associates, Inc.
     150 Government Street
     Post Office Box 1307
     Mobile, Alabama 36633
     www.tleavell.com

     ADMINISTRATOR
     Ultimus Fund Solutions, LLC
     P.O. Box 46707
     Cincinnati, Ohio 45246-0707
     (Toll-Free) 1-866-738-1125

     CUSTODIAN
     Firstar Bank, N.A.
     425 Walnut Street
     Cincinnati, Ohio 45202

     INDEPENDENT AUDITORS
     Tait, Weller & Baker
     Eight Penn Center Plaza, Suite 800
     Philadelphia, Pennsylvania 19103

     LEGAL COUNSEL
     Sullivan & Worcester LLP
     One Post Office Square
     Boston, Massachusetts 02109

================================================================================

                              FOR MORE INFORMATION

Additional information about the Funds is included in the Statement of Additional Information ("SAI"), which is incorporated by refer-ence in its entirety. Additional information about the Funds' invest-ments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected the Funds' performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free

                                 1-866-738-1125

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the opera-tion of the public reference room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the Edgar Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

                               File No. 811-5685

================================================================================

                                                 THE GOVERNMENT STREET FUNDS
                                                                                                   Send completed application to:
                                                                                                      THE GOVERNMENT STREET FUNDS
                                                                                                         c/o Shareholder Services
FUND SHARES APPLICATION                                                                                            P.O. Box 46707
(Please type or print clearly)                                                                          Cincinnati, OH 45246-0707
=================================================================================================================================
ACCOUNT REGISTRATION

/ / Individual             ______________________________________________________________________________________________________
                           (First Name)           (Middle Initial)           (Last Name)          (Birthdate)             (SS#)

/ / Joint*                 ______________________________________________________________________________________________________
                           (First Name)           (Middle Initial)           (Last Name)          (Birthdate)             (SS#)
                            *Joint accounts will be registered  joint tenants with the right of survivorship unless otherwise indicated.

/ / UGMA/UTMA              _____________________________________________ under the ________ Uniform Gifts/Transfers to Minors Act
                           (First Name)   (Middle Initial)   (Last Name)            (State)

                           _________________________________________________________________________________________ as Custodian
                           (First Name)                    (Middle Name)                   (Last Name)

                           ______________________________________________________________________________________________________
                                              (Birthdate of Minor)                     (SS # of Minor)

/ / For Corporations,      ______________________________________________________________________________________________________
    Partnerships, Trusts,  Name of Corporation or Partnership.  If a Trust, include the name(s) of Trustees in which account will
    Retirement Plans and   be registered, and the date of the Trust instrument.
    Third Party IRAs.
                           ______________________________________________________________________________________________________
                                                          (Taxpayer Identification Number)

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ADDRESS

Street or P.O. Box ______________________________________________________________________________________________________________

City _____________________________________________________________________________________State______________Zip ________________

Telephone ________________________________________U.S. Citizen ____Resident Alien ____Non Resident (Country of Residence)________

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DUPLICATE CONFIRMATION ADDRESS (if desired)

Name ____________________________________________________________________________________________________________________________

Street or P.O. Box ______________________________________________________________________________________________________________

City _____________________________________________________________________________________State______________Zip ________________

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INITIAL INVESTMENT (Minimum initial investment: $5,000; $1,000 minimum for tax qualified account)

/ / Enclosed is a check payable to THE GOVERNMENT STREET FUNDS for $ ____________________ (Please indicate Fund(s) below)

/ / Funds were wired to Firstar Bank on _____________________ in the amount of $ ________________ (Please indicate Fund(s) below)

/ / GOVERNMENT STREET EQUITY FUND  $________________

/ / GOVERNMENT STREET BOND FUND    $________________

/ / ALABAMA TAX FREE BOND FUND     $________________

By Mail: You may purchase shares by mail by completing and signing this application. Please mail with your check to the address above.

By Wire: You may purchase shares by wire. PRIOR TO SENDING THE WIRE, PLEASE CONTACT THE FUNDS (TOLL-FREE) AT 1-866-738-1125 SO
         THAT YOUR WIRE TRANSFER IS PROPERLY CREDITED TO YOUR ACCOUNT. Please forward your completed application by mail immediately thereafter to the Funds. The wire should be routed as follows:

               FIRSTAR BANK, N.A.
               ABA #042000013
               FOR CREDIT TO GOVERNMENT STREET FUNDS #19945-6682
               FOR THE [NAME OF FUND]
               FOR  [SHAREHOLDER  NAME AND SOCIAL SECURITY OR TAXPAYER ID NUMBER]

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DIVIDEND AND DISTRIBUTION INSTRUCTIONS

/ / Reinvest all dividends and capital gains distributions
/ / Reinvest all capital gain distributions; dividends to be paid in cash
/ / Pay all dividends and capital gain distributions in cash
     / / By Check   / / By ACH to my bank checking or savings account. PLEASE ATTACH A VOIDED CHECK.


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SIGNATURE AUTHORIZATION FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS
Please retain a copy of this document for your files. Any modification of the information  contained in this section will require an Amendment to this Application Form.

/ / New Application    / / Amendment to previous Application dated________________________________Account No.____________________

Name of Registered Owner_________________________________________________________________________________________________________

The following named person(s) are currently authorized  signatories of the Registered Owner.  Any________________  of them is/are authorized  under the  applicable  governing  document  to act with full  power to sell,  assign or  transfer  securities  of THE
GOVERNMENT STREET FUNDS for the Registered Owner and to execute and deliver any instrument  necessary to effectuate the authority hereby conferred:

                     Name                                   Title                                   Signature
    _____________________________________   _____________________________________   _________________________________________

    _____________________________________   _____________________________________   _________________________________________

    _____________________________________   _____________________________________   _________________________________________

THE  GOVERNMENT  STREET  FUNDS,  or any agent of the Funds may,  without  inquiry,  rely upon the  instruction  of any  person(s)
purporting to be an authorized person named above, or in any Amendment  received by the Funds or their agent. The Funds and their
Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.

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SPECIAL INSTRUCTIONS

REDEMPTION INSTRUCTIONS
Please honor any redemption instruction received via telegraphic or facsimile believed to be authentic.

/ / Please mail redemption proceeds to the name and address of record
/ / Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $5,000)

SYSTEMATIC WITHDRAWAL
Please redeem sufficient shares from this account at the then net asset value, in accordance with the instructions below:
(subject to a minimum $100 per distribution)

Dollar amount of each withdrawal $ ______________________________________ beginning the last business day of ____________________
Withdrawals to be made: / / Monthly  / / Quarterly

/ / Please DEPOSIT DIRECTLY the proceeds to the bank account below
/ / Please mail redemption proceeds to the name and address of record

AUTOMATIC INVESTMENT
Please purchase shares of THE GOVERNMENT STREET FUNDS by withdrawing from the commercial bank account below, per the instructions below:

Amount (minimum $100) $ ____________________________         Please make my automatic investment on:

$________________________ Government Street Equity Fund      / / the last business day of each month

$________________________ Government Street Bond Fund        / / the 15th day of each month

$________________________ Alabama Tax Free Bond Fund         / / both the 15th and last business day


__________________________________________________________________
                     (Name of Bank)
is hereby  authorized  to charge to my account the bank draft amount here  indicated.  I understand  the payment of this draft is subject to all provisions of the contract as stated on my bank account signature card.

__________________________________________________________________
(Signature as your name appears on the bank account to be drafted)

Name as it appears on the account _____________________________________________________________________

Commercial bank account # _____________________________________________________________________________

ABA Routing # _________________________________________________________________________________________

City, State and Zip in which bank is located __________________________________________________________

For AUTOMATIC INVESTMENT or SYSTEMATIC WITHDRAWAL please attach a voided check from the above account.

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SIGNATURE AND TIN CERTIFICATION

I/We certify that I have full right and power, and legal capacity to purchase shares of the Funds and affirm that I have received a current  prospectus and understand the invest-ment  objectives and policies  stated  therein.  The investor hereby ratifies any instructions  given pursuant to this  Application and for himself and his successors and assigns does hereby release Ultimus Fund
Solutions, LLC, Williamsburg Investment Trust, T. Leavell & Associates,  Inc., and their respective officers,  employees,  agents and affiliates  from any and all liability in the  performance  of the acts  instructed  herein  provided that such entities have exercised due care to determine that the instructions  are genuine.  I certify under the penalties of perjury that (1) the Social
Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding. The certifica-tions in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable  distributions and gross  redemption  proceeds under the fed-eral  income tax law. The Internal  Revenue  Service does not require my consent to any provision of this document other than the certifications required to avoid backup with-holding. (Check here if you are subject to backup withholding) / /.

_____________________________________________________________       ______________________________________________________________
APPLICANT                                           DATE            JOINT APPLICANT                                      DATE

_____________________________________________________________       ______________________________________________________________
OTHER AUTHORIZED SIGNATORY                          DATE            OTHER AUTHORIZED SIGNATORY                           DATE

                       STATEMENT OF ADDITIONAL INFORMATION

                                       THE
                                GOVERNMENT STREET
                                      FUNDS

                        THE GOVERNMENT STREET EQUITY FUND
                         THE GOVERNMENT STREET BOND FUND

                                 AUGUST 1, 2000
                            REVISED NOVEMBER 6, 2000

                                    SERIES OF
                          WILLIAMSBURG INVESTMENT TRUST
                         135 MERCHANT STREET, SUITE 230
                             CINCINNATI, OHIO 45246
                            TELEPHONE 1-866-738-1125

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES...........................................  2
DESCRIPTION OF BOND RATINGS..................................................  5
INVESTMENT LIMITATIONS.......................................................  7
TRUSTEES AND OFFICERS........................................................  9
INVESTMENT ADVISER........................................................... 13
ADMINISTRATOR................................................................ 14
OTHER SERVICES............................................................... 14
BROKERAGE.................................................................... 15
SPECIAL SHAREHOLDER SERVICES................................................. 16
PURCHASE OF SHARES........................................................... 17
REDEMPTION OF SHARES......................................................... 18
NET ASSET VALUE DETERMINATION................................................ 19
ALLOCATION OF TRUST EXPENSES................................................. 19
ADDITIONAL TAX INFORMATION................................................... 19
CAPITAL SHARES AND VOTING.................................................... 20
CALCULATION OF PERFORMANCE DATA.............................................. 22
FINANCIAL STATEMENTS AND REPORTS............................................. 24

This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Government Street Equity Fund and The Government Street Bond Fund (the "Funds") dated August 1, 2000. The Prospectus may be obtained from the Funds, at the address and phone number shown above, at no charge.

                       INVESTMENT OBJECTIVES AND POLICIES

All information contained herein applies to both The Government Street Equity Fund (the "Equity Fund") and The Government Street Bond Fund (the "Bond Fund") unless otherwise noted.

The investment objectives and policies of the Funds are described in the Funds' Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

FOREIGN SECURITIES. Because of the inherent risk of foreign securities over domestic issues, the Funds will not invest in foreign investments except those traded domestically as American Depository Receipts (ADRs). ADRs are foreign securities denominated in U.S. Dollars and traded on U.S. securities markets. The Fund will invest only in sponsored ADRs on foreign equities. The Funds may invest in foreign securities if the Adviser believes such investment would be consistent with the Funds' investment objectives. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

SHARES OF OTHER INVESTMENT COMPANIES. The Equity Fund may invest up to 5% of its net assets in shares of other investment companies, including Standard & Poor's Depository Receipts ("SPDRs") and shares of the DIAMONDS Trust ("DIAMONDs"). SPDRs are exchange-traded securities that represent ownership in the SPDR Trust, a long-term unit investment trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's Composite Stock Price Index. Holders of SPDRs are entitled to receive proportionate quarterly distributions corresponding to the dividends which accrue on the S&P 500 stocks in the underlying portfolio, less accumulated expenses of the SPDR Trust. DIAMONDs operate similarly to SPDRs, except that the DIAMONDS Trust is intended to track the price performance and dividend yield of the Dow Jones Industrial Average. SPDRs and DIAMONDs are unlike traditional mutual funds in that they are available for purchase or sale during the trading day like a share of stock, rather than at closing net asset value per share. This characteristic of SPDRs and DIAMONDs is a risk separate and distinct from the risk that its net asset value will decrease.

To the extent the Equity Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly.

REPURCHASE AGREEMENTS. The Funds may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Funds' risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Funds hold a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Adviser will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Funds' custodian either directly or through a securities depository.

MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Funds acquire a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Funds would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Funds' custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds. At the time of purchase, money market instruments will have a short-term rating in the highest category from any nationally recognized statistical rating organization ("NRSRO") or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated in the three highest categories of any NRSRO or, if not so rated, of equivalent quality in the Adviser's opinion.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Bond Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Bond Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Bond Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.

BORROWING. Each Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase the limit to 33.3% of its total assets to meet redemption requests, which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. Neither Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

UNSEASONED ISSUERS. Each Fund may invest in the securities of unseasoned issuers, that is, companies having an operating history of less than three years (including predecessors and, in the case of fixed income securities, guarantors). The management of such companies frequently does not have substantial business experience. Furthermore, they may be competing with other companies who are well established, more experienced and better financed. The securities of unseasoned companies may have a limited trading market, which may adversely affect disposition. If other investors attempt to dispose of such holdings when a Fund desires to do so, the Fund could receive lower prices than might otherwise be obtained. Because of these and other risks, investment in unseasoned issuers is restricted by each Fund to no more than 5% of its net assets.

                           DESCRIPTION OF BOND RATINGS

In order to achieve its objectives, the Bond Fund invests in fixed income securities in the four highest classifications (often called "investment grade") by any of the nationally recognized statistical rating organizations ("NRSROs")
- Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P"). For S&P, Fitch and D&P those ratings are AAA, AA, A and BBB. For Moody's those ratings are Aaa, Aa, A and Baa.

The various ratings used by the NRSROs are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of fixed-income securities in which the Bond Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S BOND RATINGS:

     Aaa: Bonds rated Aaa are judged to be of the best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements that make the long term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1,2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S BOND RATINGS:

     AAA: This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

DESCRIPTION OF FITCH INVESTORS SERVICE INC.'S BOND RATINGS:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category.

DESCRIPTION OF DUFF & PHELPS' CREDIT RATING CO.'S BOND RATINGS:

     AAA: This is the highest rating credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA: Bonds rated AA are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A: Bonds rated A have average protection factors. However risk factors are more variable and greater in periods of economic stress.

     BBB: Bonds rated BBB have below average protection factors, but are considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

                             INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Funds. A "majority" for this purpose, means the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, each Fund MAY NOT:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer;

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest in the securities of any issuer if any of the officers or trustees of the Trust or its Adviser who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(4) Invest for the purpose of exercising control or management of another issuer;

(5) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Funds may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things.

(6) Underwrite securities issued by others, except to the extent a Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(7) Purchase securities on margin (but the Funds may obtain such short-term credits as may be necessary for the clearance of transactions);

(8) Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short);

(9) Participate on a joint or joint and several basis in any trading account in securities;

(10) Make loans of money or securities, except that the Funds may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other securities which are not readily marketable, are limited to 10% of the Fund's net assets);

(11) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(12) Write, purchase or sell puts, calls or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options;

(13) Invest in restricted securities; or

(14) Invest more than 5% of its total assets in the securities of any one issuer or hold more than 10% of the voting securities of any one issuer.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (the first restriction in the Prospectus) each Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

While the Funds have reserved the right to make short sales "against the box" (limitation number 8, above), the Adviser has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS

The Board of Trustees supervises the activities of the Williamsburg Investment Trust (the "Trust"). Following are the Trustees and executive officers of the Trust, their present position with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 2000:

Name, Position,                           Principal Occupation                         Compensation
Age and Address                           During Past 5 Years                         From the Trust
---------------                           --------------------                        --------------
Austin Brockenbrough III (age 63)         President and Managing                           None
Trustee**                                 Director of Lowe, Brockenbrough
President                                 & Company, Inc.,
The Jamestown International Equity Fund   Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund    Director of Tredegar Industries,
6620 West Broad Street                    Inc. (plastics manufacturer) and
Suite 300                                 Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                 (global asset manager); Trustee
                                          of University of Richmond

John T. Bruce (age 46)                    Principal of                                     None
Trustee and Chairman**                    Flippin, Bruce & Porter, Inc.,
Vice President                            Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 63)         Physician                                      $12,500
Trustee**                                 Dermatology Associates of
931 Broad Street Road                     Virginia, P.C.,
Manakin Sabot, Virginia 23103             Richmond, Virginia

J. Finley Lee (age 60)                    Julian Price Professor Emeritus of             $12,500
Trustee                                   Business Administration
105 Gristmill Lane                        University of North Carolina,
Chapel Hill, North Carolina 27514         Chapel Hill, North Carolina;
                                          Director of Montgomery Indemnity
                                          Insurance Co.; Trustee of Albemarle
                                          Investment Trust (registered
                                          investment company)

Richard Mitchell (age 51)                 Principal of                                     None
Trustee**                                 T. Leavell &  Associates, Inc.,
President                                 Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

                                       9

Richard L. Morrill (age 61)               Chancellor of                                  $12,500
Trustee                                   University of Richmond,
University of Richmond                    Richmond, Virginia;
G19 Boatright Library                     Director of Tredegar
Richmond, Virginia 23173                  Industries, Inc. (plastics manufacturer)

Harris V. Morrissette (age 40)            President of                                   $12,500
Trustee                                   Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                     Mobile, Alabama;
Mobile, Alabama   36693                   Chairman of Azalea Aviation, Inc.
                                          (airplane fueling)

Erwin H. Will, Jr. (age 67)               Chief Investment Officer of                    $12,500
Trustee                                   Virginia Retirement System,
1200 East Main Street                     Richmond, Virginia
Richmond, Virginia 23219

Samuel B. Witt III (age 64)               Senior Vice President and                      $13,500
Trustee                                   General Counsel of Stateside
2300 Clarendon Blvd.                      Associates, Inc., Arlington,
Suite 407                                 Virginia; Director of The Swiss
Arlington, Virginia 22201                 Helvetia Fund, Inc. (closed-end
                                          investment company)

John P. Ackerly IV (age 37)               Portfolio Manager of                             None
Vice President                            Davenport & Company LLC,
The Davenport Equity Fund                 Richmond, Virginia.
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

Joseph L. Antrim III (age 55)             Executive Vice President of                      None
President                                 Davenport & Company LLC,
The Davenport Equity Fund                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

Charles M. Caravati III (age 34)          Assistant Portfolio Manager of                   None
Vice President                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund               Richmond, Virginia
The Jamestown Equity Fund
The Jamestown International Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Robert G. Dorsey (age 43)                 Managing Director of Ultimus Fund                None
Vice President                            Solutions, LLC and Ultimus Fund
135 Merchant Street, Suite 230            Distributors, LLC, Cincinnati, Ohio.
Cincinnati, Ohio 45246                    Prior to March, 1999, President of
                                          Countrywide Fund Services, Inc.

                                       10

John M. Flippin (age 58)                  Principal of                                     None
President                                 Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 47)                Principal of                                     None
Vice President                            T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund            Mobile, Alabama
600 Luckie Drive
Luckie Building, Suite 305
Birmingham, Alabama 35223

J. Lee Keiger III (age 45)                First Vice President and Chief Financial         None
Vice President                            Officer of Davenport & Company LLC,
The Davenport Equity Fund                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter III (age 59)            Principal of                                     None
Vice President                            Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Mark J. Seger (age 38)                    Managing Director of Ultimus Fund                None
Treasurer                                 Solutions, LLC and Ultimus Fund
135 Merchant Street, Suite 230            Distributors, LLC, Cincinnati, Ohio.
Cincinnati, Ohio 45246                    Prior to March 1999, First Vice President
                                          of Countrywide Fund Services, Inc.

Henry C. Spalding, Jr. (age 62)           Executive Vice President of                      None
President                                 Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street, Suite 300
Richmond, Virginia  23230

John F. Splain (age 44)                   Managing Director of Ultimus Fund                None
Secretary                                 Solutions, LLC and Ultimus Fund
135 Merchant Street, Suite 230            Distributors, LLC, Cincinnati, Ohio.
Cincinnati, Ohio 45246                    Prior to March 1999, First Vice President
                                          and Secretary of Countrywide Fund
                                          Services, Inc. and affiliated companies

                                       11

Connie R. Taylor (age 49)                 Administrator of                                 None
Vice President                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230


Beth Ann Walk (age 41)                    Portfolio Manager of                             None
Vice President                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund    Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 54)              President and Chief Executive                    None
Vice President                            Officer of  Davenport & Company LLC,
The Davenport Equity Fund                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

-----------------------------

** Indicates that Trustee is an Interested Person for purposes of the Investment Company Act of 1940. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee and Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of July 7, 2000, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then-outstanding shares of both the Equity Fund and the Bond Fund. On that same date, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, owned of record 47.4% of the then-outstanding shares of the Equity Fund and 38.8% of the then-outstanding shares of the Bond Fund. As a result, Charles Schwab & Co., Inc. may be deemed to control the Bond Fund and the Equity Fund. As of July 7, 2000, First Alabama Bank, Successor Trustee of the Mobile Paint Manufacturing Co., Mobile, Alabama 36622, owned of record 7.5% of the then-outstanding shares of the Bond Fund; Saltco, P.O. Box 469, Brewton, Alabama 36427, owned of record 16.7% of the then-outstanding shares of the Equity Fund and 10.5% of the then-outstanding shares of the Bond Fund; and Sterne Agee & Leach, Inc., CMT Plaza, Suite 100 B, 813 Shades Creek Parkway, Birmingham, Alabama 35209, owned of record 5.2% of the then-outstanding shares of the Bond Fund.

                               INVESTMENT ADVISER

T. Leavell & Associates, Inc. (the "Adviser") supervises each Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until April 1, 2001 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Adviser with respect to the Equity Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $100 million, 0.60%; and on assets over $100 million, 0.50%. For the fiscal years ended March 31, 2000, 1999 and 1998, the Equity Fund paid the Adviser Advisory fees of $606,159, $478,172 and $375,712, respectively.

Compensation of the Adviser with respect to the Bond Fund, based upon the Fund's average daily net assets, is at the following annual rates: On the first $100 million, 0.50%; and on assets over $100 million, 0.40%. For the fiscal years ended March 31, 2000, 1999 and 1998, the Bond Fund paid the Adviser Advisory fees of $221,781, $197,590 and $164,236, respectively.

The Adviser, organized as an Alabama corporation in 1979, is controlled by its shareholders, Thomas W. Leavell, Richard Mitchell, Dorothy G. Gambill and Timothy S. Healey. In addition to acting as Adviser to the Funds, the Adviser also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Adviser provides a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Funds. The Adviser determines what securities and other investments will be purchased, retained or sold by the Funds, and does so in accordance with the investment objectives and policies of the Funds as described herein and in the Prospectus. The Adviser places all securities orders for the Funds, determining with which broker, dealer, or issuer to place the orders. The Adviser must adhere to the brokerage policies of the Funds in placing all orders, the substance of which policies are that the Adviser must seek at all times the most favorable price and execution for all securities brokerage transactions. The Adviser also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Adviser may compensate dealers or others based on sales of shares of the Funds to clients of such dealers or others or based on the average balance of all accounts in the Funds for which such dealers or others are designated as the person responsible for the account.

                                  ADMINISTRATOR

The Fund has retained Ultimus Fund Solutions, LLC (the "Administrator") , 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, to provide administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. The Administrator maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Funds and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, the Bond Fund pays the Administrator a fee at the annual rate of 0.075% of the average value of its daily net assets up to $200,000,000 and 0.05% of such assets in excess of $200,000,000 and the Equity Fund pays the Administrator a fee at the annual rate of 0.15% of the average value of its daily net assets up to $25,000,000, 0.125% of such assets from $25,000,000 to $50,000,000 and 0.10% of such assets in excess of $50,000,000. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

Prior to November 6, 2000, Integrated Fund Services, Inc. ("Integrated"), P.O. Box 5354, Cincinnati, Ohio 45201, provided the Funds with administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. Integrated is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. For the fiscal years ended March 31, 2000, 1999 and 1998, Integrated received fees of $170,044, $138,379 and $112,821, respectively, from the Equity Fund and $33,179, $29,702 and $25,069, respectively, from the Bond Fund.

                                 OTHER SERVICES

The firm of Tait, Weller & Baker, Eight Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103 has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Funds' federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Funds' assets is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Funds (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Funds.

                                    BROKERAGE

It is the Funds' practice to seek the best price and execution for all portfolio securities transactions. The Adviser (subject to the general supervision of the Board of Trustees) directs the execution of the Funds' portfolio transactions. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

The Bond Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. The Equity Fund's common stock portfolio transactions will normally be exchange traded and will be effected through broker-dealers who will charge brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

For the fiscal years ended March 31, 2000, 1999 and 1998, the total amount of brokerage commissions paid by the Equity Fund was $32,348, $40,921 and $20,136, respectively. No brokerage commissions were paid by the Bond Fund for the last three fiscal years.

While there is no formula, agreement or undertaking to do so, the Fund has adopted brokerage policies which allow the Adviser to allocate a portion of either Fund's brokerage commissions to persons or firms providing the Adviser with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Adviser for the benefit of the other clients it may have. Conversely, the Funds may benefit from such transactions effected for the benefit of other clients. In all cases, the Adviser is obligated to effect transactions for the Funds based upon obtaining the most favorable price and execution. Factors considered by the Adviser in determining whether the Funds will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Adviser's perception of the broker's reliability, integrity and financial condition.

As of March 31, 2000, the Bond Fund held securities issued by the following of the Trust's "regular broker-dealers" (as defined in the 1940 Act) or their parents:
1. Merrill Lynch, Pierce, Fenner & Smith, Inc. (the market value of which was $1,700,488);
2.   Salomon, Inc. (the market value of which was $506,893);
3.   Bear Stearns & Company (the market value of which was $173,348); and
4.   J.P. Morgan & Co. (the market value of which was $943,146).

As of March 31, 2000, the Equity Fund held securities issued by the following of the Trust's "regular broker-dealers" (as defined in the 1940 Act) or their parents:
1.   Charles Schwab & Co. (the market value of which was $1,074,000)

CODE OF ETHICS. The Trust and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act which permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. The Codes of Ethics adopted by the Trust and the Adviser are on public file with, and are available from, the SEC.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Funds offer the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see the Prospectus under the heading "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days' written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-866-738-1125, or by writing to:

                           The Government Street Funds
                              Shareholder Services
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

PURCHASES IN KIND. The Funds may accept securities in lieu of cash in payment for the purchase of shares of the Funds. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long term investment of the Funds, the marketability of such securities, and other factors which the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein each Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of a Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Funds at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                               PURCHASE OF SHARES

The purchase price of shares of each of the Funds is the net asset value next determined after the order is received. An order received prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange"), generally 4:00 p.m., Eastern time, will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the particular Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Due to Internal Revenue Service ("IRS") regulations, the Fund will not accept applications without social security or tax identification numbers. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, you should indicate this on the application. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.

An order to purchase shares is not binding on the Funds until confirmed in writing (or unless other arrangements have been made with the Funds, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUNDS. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing their shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Funds, the Adviser and certain parties related thereto, including clients of the Adviser or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Funds, and they have adopted procedures to do so, as follows. The net asset value of each Fund is determined as of the close of the regular session of trading on the Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Adviser or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Funds. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS. Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, each Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Funds as regulated investment companies under Subchapter M of the Code, the Funds also intend to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Funds remain qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on each Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While each Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Funds indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

As of March 31, 2000, the Bond Fund had capital loss carryforwards for federal income tax purposes of $760,308 which expire through the year 2008. In addition, the Bond Fund had net realized capital losses of $145,238 during the period from November 1, 1999 through March 31, 2000, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2001. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

Should additional series, or funds, be created by the Trustees, each Fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUNDS' DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Funds derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "Purchase of Shares" above.

For corporate shareholders, the dividends received deduction, if applicable, should apply to dividends from the Equity Fund. Each Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

Shareholders should be aware that dividends from the Fund which are derived in whole or in part from interest on U.S. Government Securities may not be taxable for state income tax purposes. Other state income and federal income tax implications may apply. You should consult your tax Adviser for further information.

                            CAPITAL SHARES AND VOTING

The Bond Fund and the Equity Fund are each no-load, diversified, open-ended series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988. The Board of Trustees has overall responsibility for management of the Funds under the laws of Massachusetts governing the responsibilities of Trustees of business trusts.

Shares of the Funds, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or
retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at lease two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

The Declaration of Trust currently provides for the shares of ten funds, or series, to be issued. Shares of all ten series have currently been issued, in addition to the Funds: shares of the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund, which are managed by Lowe, Brockenbrough & Company, Inc. of Richmond, Virginia; shares of The Davenport Equity Fund, which is managed by Davenport & Company LLC of Richmond, Virginia; and shares of The Alabama Tax Free Bond Fund, which is managed by T. Leavell & Associates, Inc. The Trustees are permitted to create additional series, or funds, at any time.

Upon liquidation of the Trust or a particular Fund of the Trust, holders of the outstanding shares of the Fund being liquidated shall be entitled to receive, in proportion to the number of shares of the Fund held by them, the excess of that Fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the Fund, shall be voted in the aggregate and not by Fund, except (i) when required by the 1940 Act, shares shall be voted by individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund or Funds shall be entitled to vote thereon. Examples of matters which affect only a particular Fund could be a proposed change in the fundamental investment objectives or policies of that Fund or a proposed change in the investment advisory agreement for a particular Fund. The shares of the Fund will have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Stock Certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA

Each Fund may, from time to time, advertise certain total return and yield information. The average annual total return of a Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of a Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return for the Equity Fund for the one and five year periods ended March 31, 2000, and for the period since inception (June 3, 1991) to March 31, 2000 are 19.93%, 23.09% and 15.59%, respectively. The average annual total return for the Bond Fund for the one and five year periods ended March 31, 2000, and for the period since inception (June 3, 1991) to March 31, 2000 are 0.67%, 5.89% and 6.28%,
respectively.

In addition, each Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, each Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive  dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of the Equity Fund and the Bond Fund for the 30 days ended March 31, 2000 were 0.22% and 6.67%, respectively.

The Funds' performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Equity Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets, and the Bond Fund may compare its performance to the Merrill Lynch 1-5 Year Government Corporate Index and the Lehman Government/Corporate Intermediate Bond Index, which are generally considered to be representative of the performance of a portfolio of domestic, taxable fixed income securities of intermediate maturities. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc. or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectus to obtain a more complete view of the Funds' performance before investing. Of course, when comparing the Funds' performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on nonstandardized base periods. The total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about their portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS

The books of the Funds will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Funds as of March 31, 2000, together with the report of the independent accountants thereon, are included on the following pages.

                          THE GOVERNMENT STREET FUNDS
                         THE ALABAMA TAX FREE BOND FUND
                         ------------------------------
                              No Load Mutual Funds

                                 ANNUAL REPORT
                                 MARCH 31, 2000

                               Investment Adviser
                         T. LEAVELL & ASSOCIATES, INC.
                                  Founded 1979

LETTER FROM THE PRESIDENT                                           MAY 15, 2000
================================================================================

Dear Fellow Shareholders:

     We are pleased to enclose for your review the audited Annual Report of The Government Street Funds and The Alabama Tax Free Bond Fund for the year ended March 31, 2000.

THE GOVERNMENT STREET EQUITY FUND
---------------------------------
     The Government Street Equity Fund achieved a total investment return of 19.93% for its fiscal year ended March 31, 2000. During this same period, the S&P 500 Index achieved a total return of 17.94%. In addition, the average return for the 968 "Large-Cap Blend Funds" included in Morningstar, Inc.'s universe was 19.64% for the same twelve month period. (The Government Street Equity Fund is classified by Morningstar as a Large-Cap Blend Fund.)

     Investment returns during the twelve months ended March 31, 2000 continued to reflect the disproportionately high return of growth stocks (particularly technology issues) compared to value stocks. New terms have even been coined - "new economy" stocks and "old economy" stocks - to describe the phenomenon of stock valuations (and investment returns) of technology oriented companies defying more traditional methods of securities analysis and valuation.

     The Government Street Equity Fund continues its blended portfolio management style with approximately one-half of its investments in both growth and value stocks. This approach equates the importance of risk management with the pursuit of investment returns, and, ultimately, provides the portfolio environment that we believe is most conducive for compounding investment returns over time.

     In last year's annual report, we stated that "It is unlikely that the U.S. stock market will continue indefinitely to be driven by the narrow leadership of a handful of large capitalization stocks; nor is it reasonable to expect that growth stocks will continue to outperform value stocks as they have over the past 18 months." This statement remains an appropriate one today, though the 18 month period now has grown to 30 months.

     The  future  for  "new  economy"  stocks  is  exciting.  The  technological innovation and advances already achieved in computing, biotechnology, electronics, the Internet, wireless technology, communications, and their applications are nothing short of stunning. Still, creating profitable business enterprises from their technological achievements remain challenges for many of these companies. Until there is a clearer picture of which ventures will survive and prosper, the result is likely to be a highly volatile market for common stocks. At the same time, it is a market that is likely to see a narrowing of the gap that currently exists between growth and value stocks.

     The selection of those companies whose current (and future) stock prices are (or will be) justified by future earnings growth remains a daunting task for investment managers. A more immediate concern, however, is the current monetary policy of the Federal Reserve Board. The Fed's zeal in fighting the threat of inflation over the past 10 months has brought the general level of interest rates close to a point at which strong economies historically have faltered. Neither "new" nor "old" economy companies are likely to prosper in an economic environment where the cost of debt capital is 9% - 10%. However, it is in just such a hostile environment where The Government Street Equity Fund's broadly diversified portfolio of quality companies is most likely to prove its merit.

     At March 31, 2000, the Fund was invested in 118 companies. Net assets of the Fund were $116,446,622; net asset value was $57.07.

THE GOVERNMENT STREET BOND FUND
-------------------------------
     For the first time since 1976-78, the U.S. economy has expanded at a rate of 4% or more for 3 consecutive years. With an eye toward controlling inflation, the Federal Reserve Board has moved to curb this booming economy by raising short-term interest rates a total of 1.25% over a 10 month period - 5 times since June, 1999.

     In addition to rising interest rates, inflation concerns and worry about Y2K computer disruptions sent bond prices sliding in 1999. As a result, the bond market suffered its worst year since 1994 and the second worst since 1973.

     Despite these difficulties and despite the fact that the Federal Reserve seems poised to continue its tightening during 2000, the bond market staged a modest recovery during the first calendar quarter of the new year. The Government Street Bond Fund achieved a return of 1.31% for the quarter ended March 31, 2000, and this was enough to lift its total return for the fiscal year ended March 31, 2000 to 0.67%. These returns compare favorably to those of the Lehman Government/Corporate Intermediate Bond Index which were 1.50% and 2.09%, respectively. The Fund's ratio of net investment income to average net assets was 6.12% at fiscal year end.

     The Government Street Bond Fund continues its emphasis on holding quality securities while maintaining an intermediate-term average maturity. At fiscal year-end, the Fund's average maturity was slightly over 6 years; just over 61% of the Fund was invested in securities rated AAA.

     The net assets of the Fund at March 31, 2000 were $45,155,791; net asset value was $19.79; and the ratio of expenses to average net assets was 0.70%.

THE ALABAMA TAX FREE BOND FUND
------------------------------
     We are proud to report that The Alabama Tax Free Bond Fund has received a four star rating from Morningstar, Inc. for its overall performance, as well as for the past 3 and 5 year periods coinciding with the end of its fiscal year on March 31, 2000. The Morningstar ratings reflect risk-adjusted performance and are subject to change every month. Ratings are calculated for the Fund's total annual return in excess of the 90-day T-bill return with fee adjustments and a risk factor that reflects Fund performance below the 90-day T-bill return. A four star rating places the fund in the top 32.5% of all municipal bond funds measured. For the five-year period ended March 31, 2000, that universe consisted of 1,682 municipal bond mutual funds.

     These ratings, however, do not mean that the Fund was able to escape the impact of sharply rising interest rates during the past 12 months. The annual rate of inflation as measured by the consumer price index, increased from 1.7% at the beginning of 1999 to 3.7% at the end of March, 2000. This steady increase in the rate of inflation, though relatively low in absolute terms, has caused investors to demand higher yields from fixed income securities. The resulting decline in bond prices has actually generated negative returns for many fixed income investments over the past 15 months.

     During the last quarter of its fiscal year, however, The Alabama Tax Free Bond Fund achieved a total return of 1.71%. This allowed the fund to achieve a positive return of 0.34% for the entire year. These returns compare favorably to those of the Lipper Intermediate Municipal Bond Index which were 1.76% and -0.27%, respectively, for the same periods. The Fund's ratio of net investment income to average net assets was 4.32% at year end.

     The net assets of the fund as of March 31, 2000 were $23,048,340; net asset value was $10.13. The weighted average maturity of the Fund's portfolio was 7.2 years -consistent with its intermediate-term objective. The average credit quality of the portfolio was "AA", and almost 60% of the individual securities were rated "AAA".

     The Alabama Tax Free Bond Fund continues to provide an attractive option for investors who are seeking stability of principal as well as income which is sheltered from federal and Alabama state income taxes.

     Thank you for your continued confidence in The Government Street Funds and The Alabama Tax Free Bond Fund. Please call us if we can be of further service to you.

                  Very truly yours,

                  /s/ Thomas W. Leavell            /s/ Richard Mitchell

                  Thomas W. Leavell               Richard Mitchell
                  President                       President
                  T. Leavell & Associates, Inc.   The Government Street Funds
                                                  The Alabama Tax Free Bond Fund

                       THE GOVERNMENT STREET EQUITY FUND

Comparison of the Change in Value of a $10,000 Investment in The Government Street Equity Fund, the Standard & Poor's 500 Index and the Consumer Price Index

------------------------------------
  The Government Street Equity Fund
    Average Annual Total Returns

1 Year    5 Years   Since Inception*
19.93%     23.09%        15.59%
------------------------------------

[GRAPHIC OMITTED]

                                      Mar 00
The Government Street Equity Fund    $35,759
Standard & Poor's 500 Index          $48,286
Consumer Price Index                 $12,535

Past performance is not predictive of future performance.

*    Initial public offering of shares was June 3, 1991.


                        THE GOVERNMENT STREET BOND FUND

Comparison of the Change in Value of a $10,000 Investment in The Government Street Bond Fund, the Lehman Government/Corporate Intermediate Bond Index and the 90-Day Treasury Bill Index

------------------------------------
  The Government Street Bond Fund
    Average Annual Total Returns

1 Year    5 Years   Since Inception*
0.67%     5.89%.4        6.28%
------------------------------------

[GRAPHIC OMITTED]

                                                        Mar 00
The Government Street Bond Fund                        $17,116
Lehman Government/Corporate Intermediate Bond Index    $17,979
90-Day Treasury Bill Index                             $15,205

Past performance is not predictive of future performance.

*    Initial public offering of shares was June 3, 1991.

                         THE ALABAMA TAX FREE BOND FUND

Comparison of the Change in Value of a $10,000 Investment in The Alabama Tax Free Bond Fund, the Lehman 7-Year G.O. Municipal Bond Index, the Lehman 3-Year Municipal Bond Index and the Lipper Intermediate Municipal Fund Index

-----------------------------------
  The Alabama Tax Free Bond Fund
   Average Annual Total Returns

1 Year   5 Years   Since Inception*
0.34%    4.64%          4.47%
-----------------------------------

[GRAPHIC OMITTED]

                                               Mar 00
The Alabama Tax Free Bond Fund                $13,708
Lehman 7-Year G.O. Municipal Bond Index       $14,807
Lehman 3-Year Municipal Bond Index            $13,852
Lipper Intermediate Municipal Fund Index      $13,553

Past performance is not predictive of future performance.

*    Initial public offering of shares was January 15, 1993.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000

=======================================================================================================
                                                         GOVERNMENT       GOVERNMENT        ALABAMA
                                                           STREET           STREET          TAX FREE
                                                           EQUITY            BOND             BOND
                                                            FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost .............................   $  60,100,244    $  46,424,871    $  22,792,699
                                                       =============    =============    =============
   At value (Note 1) ...............................   $ 119,238,480    $  44,512,863    $  22,766,181
Interest receivable ................................          15,997          723,356          300,166
Dividends receivable ...............................          66,389               --               --
Receivable for capital shares sold .................         108,250               --           11,188
Other assets .......................................           6,462            4,007            1,857
                                                       -------------    -------------    -------------
   TOTAL ASSETS ....................................     119,435,578       45,240,226       23,079,392
                                                       -------------    -------------    -------------

LIABILITIES
Dividends payable ..................................           1,367           15,271            9,644
Distributions payable ..............................          15,565               --               --
Payable for capital shares redeemed ................           5,065           37,518            9,341
Payable for securities purchased ...................       2,885,903               --               --
Accrued investment advisory fees (Note 3) ..........          56,700           19,193            5,457
Accrued administration fees (Note 3) ...............          15,500            2,850            2,900
Other accrued expenses and liabilities .............           8,856            9,603            3,710
                                                       -------------    -------------    -------------
   TOTAL LIABILITIES ...............................       2,988,956           84,435           31,052
                                                       -------------    -------------    -------------

NET ASSETS .........................................   $ 116,446,622    $  45,155,791    $  23,048,340
                                                       =============    =============    =============

Net assets consist of:
Paid-in capital ....................................   $  57,357,340    $  47,973,345    $  23,321,127
Distributions in excess of realized gains ..........         (48,954)              --               --
Accumulated net realized losses
   from security transactions ......................              --         (905,546)        (246,269)
Net unrealized appreciation (depreciation)
   on investments ..................................      59,138,236       (1,912,008)         (26,518)
                                                       -------------    -------------    -------------

Net assets .........................................   $ 116,446,622    $  45,155,791    $  23,048,340
                                                       =============    =============    =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......       2,040,365        2,281,479        2,274,894
                                                       =============    =============    =============

Net asset value, offering price and
   redemption price per share (Note 1) .............   $       57.07    $       19.79    $       10.13
                                                       =============    =============    =============

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2000

=================================================================================================
                                                         GOVERNMENT    GOVERNMENT     ALABAMA
                                                           STREET        STREET       TAX FREE
                                                           EQUITY         BOND           BOND
                                                            FUND          FUND           FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .........................................   $    50,372   $ 2,946,594    $ 1,079,194
   Dividends ........................................     1,141,189        73,921         28,794
                                                        -----------   -----------    -----------
      TOTAL INVESTMENT INCOME .......................     1,191,561     3,020,515      1,107,988
                                                        -----------   -----------    -----------

EXPENSES
   Investment advisory fees (Note 3) ................       606,159       221,781         78,222
   Administration fees (Note 3) .....................       170,044        33,179         33,491
   Professional fees ................................        11,945        11,945          8,845
   Pricing costs ....................................         2,844        11,663         14,637
   Custodian fees ...................................        14,399         6,459          4,296
   Trustees' fees and expenses ......................         8,280         8,280          8,280
   Printing of shareholder reports ..................         8,613         6,949          6,623
   Postage and supplies .............................         6,480         4,149          2,886
   Registration fees ................................         5,789         4,671          1,634
   Other expenses ...................................         7,561           305          1,756
                                                        -----------   -----------    -----------
      TOTAL EXPENSES ................................       842,114       309,381        160,670
   Fees waived by the Adviser (Note 3) ..............            --            --        (15,400)
                                                        -----------   -----------    -----------
      NET EXPENSES ..................................       842,114       309,381        145,270
                                                        -----------   -----------    -----------

NET INVESTMENT INCOME ...............................       349,447     2,711,134        962,718
                                                        -----------   -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses)
      from security transactions ....................       798,881      (352,285)       (46,986)
   Net change in unrealized appreciation/depreciation
      on investments ................................    17,790,895    (2,047,757)      (844,115)
                                                        -----------   -----------    -----------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS .......................    18,589,776    (2,400,042)      (891,101)
                                                        -----------   -----------    -----------

NET INCREASE IN NET ASSETS
      FROM OPERATIONS ...............................   $18,939,223   $   311,092    $    71,617
                                                        ===========   ===========    ===========

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

==============================================================================================================
                                                    GOVERNMENT STREET                 GOVERNMENT STREET
                                                       EQUITY FUND                        BOND FUND
                                             -----------------------------------------------------------------
                                                  YEAR             YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED
                                                MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                  2000             1999             2000             1999
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................   $     349,447    $     486,890    $   2,711,134    $   2,376,899
   Net realized gains (losses)
      from security transactions .........         798,881        1,154,015         (352,285)        (119,151)
   Net change in unrealized appreciation/
      depreciation on investments ........      17,790,895        9,951,369       (2,047,757)        (251,151)
                                             -------------    -------------    -------------    -------------
Net increase in net assets from operations      18,939,223       11,592,274          311,092        2,006,597
                                             -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............        (349,447)        (487,774)      (2,711,134)      (2,380,755)
   From net realized gains ...............        (847,835)      (3,083,650)              --               --
                                             -------------    -------------    -------------    -------------
Decrease in net assets from
   distributions to shareholders .........      (1,197,282)      (3,571,424)      (2,711,134)      (2,380,755)
                                             -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............      16,032,742       10,535,714        9,164,881        7,618,281
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................       1,172,232        3,411,170        2,531,305        2,146,286
   Payments for shares redeemed ..........      (9,207,743)      (6,903,321)      (7,180,879)      (3,257,836)
                                             -------------    -------------    -------------    -------------
Net increase in net assets from
   capital share transactions ............       7,997,231        7,043,563        4,515,307        6,506,731
                                             -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS .............      25,739,172       15,064,413        2,115,265        6,132,573

NET ASSETS
   Beginning of year .....................      90,707,450       75,643,037       43,040,526       36,907,953
                                             -------------    -------------    -------------    -------------
   End of year ...........................   $ 116,446,622    $  90,707,450    $  45,155,791    $  43,040,526
                                             =============    =============    =============    =============

Capital share activity

   Sold ..................................         312,261          233,010          452,679          359,195
   Reinvested ............................          21,194           77,139          126,050          101,333
   Redeemed ..............................        (178,843)        (151,673)        (356,474)        (153,761)
                                             -------------    -------------    -------------    -------------
   Net increase in shares outstanding ....         154,612          158,476          222,255          306,767
   Shares outstanding, beginning of year .       1,885,753        1,727,277        2,059,224        1,752,457
                                             -------------    -------------    -------------    -------------
   Shares outstanding, end of year .......       2,040,365        1,885,753        2,281,479        2,059,224
                                             =============    =============    =============    =============

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     Alabama Tax Free
                                                         Bond Fund
                                              ----------------------------------
                                                   Year             Year
                                                  Ended            Ended
                                                 March 31,        March 31,
                                                   2000             1999
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................  $     962,718    $     830,266
   Net realized gains (losses)
      from security transactions .........        (46,986)            (347)
   Net change in unrealized appreciation/
      depreciation on investments ........       (844,115)          86,422
                                            -------------    -------------
Net increase in net assets from operations         71,617          916,341
                                            -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............       (962,718)        (830,266)
   From net realized gains ...............             --               --
                                            -------------    -------------
Decrease in net assets from
   distributions to shareholders .........       (962,718)        (830,266)
                                            -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............      5,417,544        3,032,760
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................        799,134          609,745
   Payments for shares redeemed ..........     (3,837,209)      (2,106,904)
                                            -------------    -------------
Net increase in net assets from
   capital share transactions ............      2,379,469        1,535,601
                                            -------------    -------------

TOTAL INCREASE IN NET ASSETS .............      1,488,368        1,621,676

NET ASSETS
   Beginning of year .....................     21,559,972       19,938,296
                                            -------------    -------------

   End of year ...........................  $  23,048,340    $  21,559,972
                                            =============    =============

Capital share activity

   Sold ..................................        530,939          286,831
   Reinvested ............................         78,412           57,694
   Redeemed ..............................       (379,054)        (199,887)
                                            -------------    -------------
   Net increase in shares outstanding ....        230,297          144,638
   Shares outstanding, beginning of year .      2,044,597        1,899,959
                                            -------------    -------------
   Shares outstanding, end of year .......      2,274,894        2,044,597
                                            =============    =============

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================
                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
============================================================================================================
                                                                   YEARS ENDED MARCH 31,
                                              --------------------------------------------------------------
                                                 2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $   48.10    $   43.79    $   32.59    $   29.41    $   23.87
                                              ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ..................        0.18         0.27         0.32         0.37         0.40
   Net realized and unrealized
      gains on investments ................        9.39         6.01        12.28         4.50         5.75
                                              ---------    ---------    ---------    ---------    ---------
Total from investment operations ..........        9.57         6.28        12.60         4.87         6.15
                                              ---------    ---------    ---------    ---------    ---------

Less distributions:
   Dividends from net investment income ...       (0.18)       (0.27)       (0.32)       (0.36)       (0.40)
   Distributions from net realized gains ..       (0.42)       (1.70)       (1.08)       (1.33)       (0.21)
                                              ---------    ---------    ---------    ---------    ---------
Total distributions .......................       (0.60)       (1.97)       (1.40)       (1.69)       (0.61)
                                              ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ............   $   57.07    $   48.10    $   43.79    $   32.59    $   29.41
                                              =========    =========    =========    =========    =========

Total return ..............................       19.93%       14.81%       39.31%       16.94%       25.96%
                                              =========    =========    =========    =========    =========

Net assets at end of year (000's) .........   $ 116,447    $  90,707    $  75,643    $  49,629    $  41,421
                                              =========    =========    =========    =========    =========

Ratio of net expenses to average net assets        0.83%        0.85%        0.86%        0.89%        0.94%

Ratio of net investment income
   to average net assets ..................        0.35%        0.61%        0.82%        1.17%        1.50%

Portfolio turnover rate ...................          17%          22%          18%          20%          31%

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS

============================================================================================================
                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
============================================================================================================
                                                                   YEARS ENDED MARCH 31,
                                              --------------------------------------------------------------
                                                 2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $   20.90    $   21.06    $   20.47    $   20.87    $   20.33
                                              ---------    ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income ..................        1.23         1.27         1.32         1.34         1.35
   Net realized and unrealized
      gains (losses) on investments .......       (1.11)       (0.16)        0.60        (0.40)        0.54
                                              ---------    ---------    ---------    ---------    ---------
Total from investment operations ..........        0.12         1.11         1.92         0.94         1.89
                                              ---------    ---------    ---------    ---------    ---------

Dividends from net investment income ......       (1.23)       (1.27)       (1.33)       (1.34)       (1.35)
                                              ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ............   $   19.79    $   20.90    $   21.06    $   20.47    $   20.87
                                              =========    =========    =========    =========    =========

Total return ..............................        0.67%        5.38%        9.61%        4.60%        9.43%
                                              =========    =========    =========    =========    =========

Net assets at end of year (000's) .........   $  45,156    $  43,041    $  36,908    $  29,442    $  28,718
                                              =========    =========    =========    =========    =========

Ratio of net expenses to average net assets        0.70%        0.73%        0.74%        0.75%        0.76%

Ratio of net investment income
   to average net assets ..................        6.12%        6.01%        6.35%        6.44%        6.38%

Portfolio turnover rate ...................          20%          17%          10%          20%          10%

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS

===============================================================================================================
                                SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===============================================================================================================
                                                                      YEARS ENDED MARCH 31,
                                              -----------------------------------------------------------------
                                                    2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........   $   10.54    $   10.49    $   10.18    $   10.23    $    9.96
                                                 ---------    ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income .....................        0.44         0.44         0.44         0.43         0.42
   Net realized and unrealized
      gains (losses) on investments ..........       (0.41)        0.05         0.31        (0.05)        0.27
                                                 ---------    ---------    ---------    ---------    ---------
Total from investment operations .............        0.07         0.49         0.75         0.38         0.69
                                                 ---------    ---------    ---------    ---------    ---------

Dividends from net investment income .........       (0.44)       (0.44)       (0.44)       (0.43)       (0.42)
                                                 ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ...............   $   10.13    $   10.54    $   10.49    $   10.18    $   10.23
                                                 =========    =========    =========    =========    =========

Total return .................................        0.34%        4.73%        7.44%        3.82%        7.02%
                                                 =========    =========    =========    =========    =========

Net assets at end of year (000's) ............   $  23,048    $  21,560    $  19,938    $  16,801    $  15,480
                                                 =========    =========    =========    =========    =========

Ratio of net expenses to average net assets(a)        0.65%        0.65%        0.65%        0.66%        0.75%

Ratio of net investment income
   to average net assets .....................        4.32%        4.16%        4.19%        4.24%        4.11%

Portfolio turnover rate ......................          19%           7%           2%           6%           4%

(a) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.72%, 0.76%, 0.75%, 0.78% and 0.86% for the years ended March 31, 2000,
     1999, 1998, 1997, and 1996, respectively (Note 3).

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
     SHARES    COMMON STOCKS - 95.6%                                   VALUE
--------------------------------------------------------------------------------
               ADVERTISING - 0.5%
      6,000       Omnicom Group, Inc. ........................     $    560,625
                                                                   -------------
               AEROSPACE - 0.2%
      7,000       Boeing Company .............................          265,563
                                                                   -------------
               AIR COURIER SERVICES - 1.0%
     31,000       FedEx Corporation(a) .......................        1,209,000
                                                                   -------------
               CHEMICALS AND DRUGS - 9.8%
     40,000       Becton Dickinson & Company .................        1,052,500
     15,000       Biomet, Inc. ...............................          545,625
     30,000       Cardinal Health, Inc. ......................        1,376,250
     18,000       du Pont (E.I.) de Nemours & Company ........          951,750
     17,000       Eli Lilly & Company ........................        1,071,000
     15,000       Johnson & Johnson ..........................        1,050,938
     24,900       Merck & Company, Inc. ......................        1,546,912
      5,500       Monsanto Company ...........................          283,250
     29,200       Pfizer, Inc. ...............................        1,067,625
     40,000       Schering-Plough Corporation ................        1,470,000
     10,000       Waters Corporation(a) ......................          952,500
                                                                   -------------
                                                                     11,368,350
                                                                   -------------
               CONSTRUCTION - 2.1%
     14,000       Caterpiller, Inc. ..........................          552,125
      5,000       Clayton Homes, Inc. ........................           50,625
      3,000       Florida Rock Industries, Inc. ..............           84,000
      8,500       Kaufman & Broad Home Corporation ...........          182,219
     10,000       Lowe's Companies, Inc. .....................          583,750
      7,000       Masco Corporation ..........................          143,500
     23,000       Valspar Corporation ........................          881,188
                                                                   -------------
                                                                      2,477,407
                                                                   -------------
               CONSUMER PRODUCTS - 6.6%
     21,000       Belo (A.H.) Corporation - Class A ..........          375,375
     17,500       Clorox Company (The) .......................          568,750
     13,000       General Motors Corporation .................        1,076,562
     14,000       Gillette Company ...........................          527,625
      6,500       Hewlett-Packard Company ....................          861,656
      5,300       Lexmark International Group, Inc. - Class A(a)        560,475
      4,000       Macromedia, Inc.(a) ........................          361,250
      5,500       Maytag Corporation .........................          182,188
     20,500       Microsoft Corporation(a) ...................        2,178,125
      6,000       OshKosh B'Gosh, Inc. - Class A .............          108,000
     15,000       Procter & Gamble Company ...................          843,750
                                                                   -------------
                                                                      7,643,756
                                                                   -------------
               DURABLE GOODS - 18.2%
    160,000       Cisco Systems, Inc.(a) .....................       12,370,000
     13,000       Costco Wholesale Corporation(a) ............          683,313
     23,500       General Electric Company ...................        3,646,906
      6,000       Ingersoll-Rand Company .....................          265,500
     21,800       Intel Corporation ..........................        2,876,238
      6,000       International Business Machines Corporation (IBM)     708,000
      5,118       SPX Corporation(a) .........................          583,132
                                                                   -------------
                                                                     21,133,089
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES    COMMON STOCKS - 95.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
               ELECTRONICS - 5.2%
      1,000       Broadcom Corporation(a) ....................     $    242,875
      2,500       Harmonic Inc.(a) ...........................          208,125
      4,000       KEMET Corporation(a) .......................          253,000
     15,640       Koninklijke (Royal) Philips Electronics N.V         2,679,328
     11,000       Motorola, Inc. .............................        1,566,125
      1,600       Powertel, Inc.(a) ..........................          110,700
      5,500       Seagate Technology, Inc.(a) ................          331,375
      9,000       Solectron Corporation(a) ...................          360,562
      5,000       Tandy Corporation ..........................          253,750
                                                                   -------------
                                                                      6,005,840
                                                                   -------------
               FINANCIAL - 12.9%
      6,000       Aegon N.V ..................................          483,375
     26,000       AFLAC, Inc. ................................        1,184,625
     10,000       American Express Company ...................        1,489,375
     19,000       Charles Schwab Corporation (The) ...........        1,079,438
      6,000       Chase Manhattan Corporation ................          523,125
     20,000       Citigroup, Inc. ............................        1,186,250
     75,000       Firstar Corporation ........................        1,720,312
     22,000       FleetBoston Financial Corporation ..........          803,000
     20,000       Freddie Mac ................................          883,750
     10,500       Marsh & McLennan Companies, Inc. ...........        1,158,281
     17,000       MBNA Corporation ...........................          433,500
     50,000       Mellon Financial Corporation ...............        1,475,000
     20,000       Nasdaq-100 Shares(a) .......................        2,192,500
     21,000       Synovus Financial Corporation ..............          396,375
                                                                   -------------
                                                                     15,008,906
                                                                   -------------
               FOOD/BEVERAGES - 1.4%
     10,000       Anheuser-Busch Companies, Inc. .............          622,500
     40,000       Coca-Cola Enterprises ......................          862,500
      3,500       SYSCO Corporation ..........................          124,906
                                                                   -------------
                                                                      1,609,906
                                                                   -------------
               HEALTH CARE - 0.4%
      7,000       United HealthCare Corporation ..............          417,375
                                                                   -------------
               HOTELS - 0.2%
      7,000       Marriott International, Inc. - Class A .....          220,500
                                                                   -------------
               MANUFACTURING - 3.7%
      5,000       Cooper Tire & Rubber Company ...............           62,813
      8,387       Delphi Automotive Systems Corporation ......          134,192
      9,500       General Dynamics Corporation ...............          472,625
      6,500       Honeywell International, Inc. ..............          342,469
     12,200       Johnson Controls, Inc. .....................          659,562
     10,000       Leggett & Platt, Inc. ......................          215,000
      5,500       Mueller Industries, Inc.(a) ................          167,062
     14,000       Pall Corporation ...........................          314,125
     38,786       Tyco International, Ltd. ...................        1,934,452
      4,000       Worthington Industries, Inc. ...............           49,500
                                                                   -------------
                                                                      4,351,800
                                                                   -------------
               METAL AND MINING - 0.9%
     12,000       Alcoa, Inc. ................................          843,000
     10,000       Newmont Mining Corporation .................          224,375
                                                                   -------------
                                                                      1,067,375
                                                                   -------------
               MULTIMEDIA - 0.7%
      8,000       Meredith Corporation .......................          221,500
     12,000       Viacom, Inc. - Class A(a) ..................          641,250
                                                                   -------------
                                                                        862,750
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES    COMMON STOCKS - 95.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
               OIL/ENERGY - 5.1%
     33,082       BP Amoco Plc ...............................     $  1,755,414
     10,000       Burlington Resources, Inc. .................          370,000
     13,000       Chevron Corporation ........................        1,201,688
     10,000       Enron Corporation ..........................          748,750
     14,650       Exxon Mobil Corporation ....................        1,139,953
      7,500       Halliburton Company ........................          307,500
     12,000       Nabors Industries, Inc.(a) .................          465,750
                                                                   -------------
                                                                      5,989,055
                                                                   -------------
               PAPER AND FOREST PRODUCTS - 0.8%
     11,455       International Paper Company ................          489,701
      5,000       Mead Corporation ...........................          174,687
      8,000       Willamette Industries, Inc. ................          321,000
                                                                   -------------
                                                                        985,388
                                                                   -------------
               RACETRACKS - 0.2%
     11,000       Speedway Motorsports, Inc.(a) ..............          274,312
                                                                   -------------
               RETAIL STORES - 6.4%
      7,000       Abercrombie & Fitch Company - Class A(a) ...          112,000
     16,000       Circuit City Stores - Circuit City Group ...          974,000
     49,500       Home Depot, Inc. ...........................        3,192,750
      7,500       Target Corporation .........................          560,625
     32,000       Wal-Mart Stores, Inc. ......................        1,776,000
     33,000       Walgreen Company ...........................          849,750
                                                                   -------------
                                                                      7,465,125
                                                                   -------------
               SERVICES - COMPUTER - 5.4%
     12,500       Adobe Systems, Inc. ........................        1,391,406
     12,500       America Online, Inc.(a) ....................          840,625
     22,200       Automatic Data Processing, Inc. ............        1,071,150
     24,000       Computer Sciences Corporation(a) ...........        1,899,000
      9,500       Electronic Data Systems Corporation ........          609,781
      2,500       Inktomi Corporation(a) .....................          487,500
                                                                   -------------
                                                                      6,299,462
                                                                   -------------
               SERVICES - CONSUMER - 0.0%
      9,000       HEALTHSOUTH Corporation(a) .................           50,062
                                                                   -------------
               TELECOMMUNICATION EQUIPMENT - 8.1%
      6,600       Applied Materials, Inc.(a) .................          622,050
      4,000       JDS Uniphase Corporation(a) ................          482,250
      7,000       Lucent Technologies, Inc. ..................          425,250
      4,000       Nokia Oyj ..................................          869,000
     24,000       Nortel Networks Corporation ................        3,024,000
     36,000       Scientific-Atlanta, Inc. ...................        2,283,750
     22,000       Tellabs, Inc.(a) ...........................        1,385,656
      6,000       Titan Corporation(a) .......................          306,000
                                                                   -------------
                                                                      9,397,956
                                                                   -------------
               UTILITIES - 5.8%
     14,000       AT&T Corporation ...........................          787,500
     24,000       BellSouth Corporation ......................        1,128,000
     18,490       Duke Energy Corporation ....................          970,725
     59,900       SBC Communications, Inc. ...................        2,515,800
     18,000       US WEST, Inc. ..............................        1,307,250
                                                                   -------------
                                                                      6,709,275
                                                                   -------------

               TOTAL COMMON STOCKS - 95.6% (COST $52,234,641)      $111,372,877
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKETS  -  6.8%                                  VALUE
--------------------------------------------------------------------------------
  7,865,603    Firstar Stellar Treasury Fund (Cost $7,865,603)     $  7,865,603
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 102.4%
                  (COST $60,100,244) .........................     $119,238,480

               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%)        (2,791,858)
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $116,446,622
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
  PAR VALUE    U.S. TREASURY AND AGENCY OBLIGATIONS - 30.3%
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES - 5.8%
$    20,000       8.75%, due 08/15/2000 ......................     $     20,212
     50,000       8.50%, due 11/15/2000 ......................           50,641
    140,000       8.00%, due 05/15/2001 ......................          142,319
    125,000       7.875%, due 08/15/2001 .....................          127,227
    850,000       5.75%, due 04/30/2003 ......................          833,000
    750,000       5.875%, due 11/15/2005 .....................          734,297
    750,000       5.50%, due 02/15/2008 ......................          715,312
                                                                   -------------
                                                                      2,623,008
                                                                   -------------
               FEDERAL FARM CREDIT BANK BONDS - 1.7%
    500,000       6.00%, due 01/07/2008 ......................          465,726
    325,000       6.06%, due 05/28/2013 ......................          294,537
                                                                   -------------
                                                                        760,263
                                                                   -------------
               FEDERAL HOME LOAN BANK BONDS - 5.7%
    500,000       7.57%, due 08/19/2004 ......................          508,702
    500,000       6.045%, due 12/10/2004 .....................          479,370
    750,000       5.925%, due 04/09/2008 .....................          692,728
    500,000       5.52%, due 09/23/2008 ......................          446,906
    500,000       5.42%, due 09/23/2008 ......................          443,766
                                                                   -------------
                                                                      2,571,472
                                                                   -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION BONDS - 4.7%
    500,000       6.345%, due 11/01/2005 .....................          482,823
    895,000       7.44%, due 09/20/2006 ......................          881,969
    800,000       7.04%, due 01/09/2007 ......................          777,006
                                                                   -------------
                                                                      2,141,798
                                                                   -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS - 12.4%
    500,000       6.63%, due 06/20/2005 ......................          489,996
    650,000       7.65%, due 10/06/2006 ......................          642,975
    500,000       7.36%, due 02/07/2007 ......................          486,353
    500,000       7.125%, due 3/15/2007 ......................          499,564
    400,000       7.70%, due 04/10/2007 ......................          393,466
    500,000       6.62%, due 06/25/2007 ......................          486,013
    500,000       7.16%, due 06/26/2007 ......................          483,306
    500,000       7.00%, due 07/17/2007 ......................          482,930
    750,000       6.08%, due 12/15/2010 ......................          689,060
    400,000       6.80%, due 08/27/2012 ......................          380,208
    600,000       6.875%, due 09/01/2012 .....................          569,093
                                                                   -------------
                                                                       5,602,964
                                                                   -------------
               TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                  (Cost $14,549,929) .........................     $ 13,699,505
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    MORTGAGE-BACKED SECURITIES - 15.8%
--------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.8%
$    12,671       Pool #15032, 7.50%, due 02/15/2007 .........     $     12,560
    384,211       Pool #438434, 6.50%, due 01/15/2013 ........          371,032
    569,950       Pool #470177, 7.00%, due 03/15/2014 ........          561,800
    389,575       Pool #518403, 7.00%, due 09/15/2014 ........          384,004
     10,852       Pool #176413, 7.50%, due 09/15/2016 ........           10,757
     14,872       Pool #170784, 8.00%, due 12/15/2016 ........           15,040
     11,855       Pool #181540, 8.00%, due 02/15/2017 ........           11,989
    483,398       Pool #493659, 6.50%, due 12/15/2018 ........          455,894
    404,119       Pool #476695, 6.50%, due 10/15/2023 ........          381,126
    370,794       Pool #366710, 6.50%, due 02/15/2024 ........          349,697
    493,291       Pool #453826, 7.25%, due 09/15/2027 ........          485,679
    695,862       Pool #412360, 7.00%, due 11/15/2027 ........          673,951
    581,989       Pool #454162, 7.00%, due 05/15/2028 ........          563,664
    978,026       Pool #2617, 7.50%, due 07/20/2028 ..........          963,656
    463,712       Pool #158794, 7.00%, due 09/15/2028 ........          449,111
    469,481       Pool #48760, 6.50%, due 12/15/2028 .........          442,769
    970,737       Pool #506618, 7.00%, due 03/15/2029 ........          940,171
                                                                   -------------

               TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $7,363,455) ..........................     $  7,072,900
                                                                   -------------

================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2%                                 VALUE
--------------------------------------------------------------------------------
               FINANCE - 22.9%
               AmSouth Bancorp,
$   550,000       7.75%, due 05/15/2004 ......................     $    549,482
                                                                   -------------
               Banc One Corporation,
    600,000       7.00%, due 07/15/2005 ......................          580,922
    500,000       6.875%, due 08/01/2006 .....................          480,026
                                                                   -------------
                                                                      1,060,948
                                                                   -------------
               Bank of America Corporation,
    496,000       8.375%, due 03/15/2002 .....................          504,257
    750,000       7.125%, due 03/01/2009 .....................          727,602
                                                                   -------------
                                                                      1,231,859
                                                                   -------------
               Bear Stearns Company,
    170,000       9.375%, due 06/01/2001 .....................          173,348
                                                                   -------------
               Duke Capital Corporation,
    750,000       7.50%, due 10/01/2009 ......................          736,626
                                                                   -------------
               General Electric Capital Corporation,
    100,000       7.24%, due 01/15/2002 ......................          100,268
    150,000       7.50%, due 03/15/2002 ......................          151,054
                                                                   -------------
                                                                        251,322
                                                                   -------------
               J.P. Morgan & Company,
    500,000       7.25%, due 01/15/2002 ......................          498,152
    500,000       6.00%, due 01/15/2009 ......................          444,994
                                                                   -------------
                                                                        943,146
                                                                   -------------
               Merrill Lynch & Company, Inc.,
    745,000       7.375%, due 08/17/2002 .....................          742,989
  1,000,000       7.00%, due 04/27/2008 ......................          957,499
                                                                   -------------
                                                                       1,700,488
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               NationsBank,
$   550,000       7.625%, due 04/15/2005 .....................     $    548,578
                                                                   -------------
               Regions Financial Corporation,
    350,000       7.80%, due 12/01/2002 ......................          350,700
                                                                   -------------
               Salomon, Inc.,
    507,000       7.50%, due 02/01/2003 ......................          506,893
                                                                   -------------
               Sears Roebuck Acceptance Corporation,
    700,000       6.00%, due 03/20/2003 ......................          670,710
                                                                   -------------
               SouthTrust Bank of Alabama, N.A.,
    665,000       7.00%, due 11/15/2008 ......................          637,881
                                                                   -------------
               Transamerica Financial Corporation,
  1,000,000       7.50%, due 03/15/2004 ......................          986,990
                                                                   -------------

               TOTAL FINANCE CORPORATE BONDS .................       10,348,971
                                                                   -------------

               INDUSTRIAL - 19.4%
                  BP America, Inc.,
    265,000       8.50%, due 04/15/2001 ......................          268,815
                                                                   -------------
               Coca-Cola Company,
    600,000       6.625%, due 08/01/2004 .....................          582,636
                                                                   -------------
               Conoco, Inc.,
    750,000       6.35%, due 04/15/2009 ......................          698,798
                                                                   -------------
               duPont (E.I.) de Nemours & Company,
    150,000       9.15%, due 04/15/2000 ......................          150,086
    425,000       6.75%, due 10/15/2002 ......................          420,345
                                                                   -------------
                                                                        570,431
                                                                   -------------
               Ford Motor Company,
  1,000,000       7.25%, due 10/01/2008 ......................          985,710
                                                                   -------------
               General Motors Corporation,
    565,000       7.10%, due 03/15/2006 ......................          554,726
                                                                   -------------
               Hanson Overseas,
  1,100,000       7.375%, due 01/15/2003 .....................        1,090,914
                                                                   -------------
               International Business Machines Corporation,
  1,000,000       7.25%, due 11/01/2002 ......................        1,003,604
                                                                   -------------
               Kimberly-Clark Corporation,
    240,000       8.625%, due 05/01/2001 .....................          243,930
                                                                   -------------
               Mobil Corporation,
    100,000       8.375%, due 02/12/2001 .....................          101,095
                                                                   -------------
               Philip Morris Companies, Inc.,
    700,000       7.125%, due 10/01/2004 .....................          657,017
                                                                   -------------
               Raytheon Company,
    800,000       6.50%, due 07/15/2005 ......................          754,045
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               Wal-Mart Stores, Inc.,
$   170,000       9.10%, due 07/15/2000 ......................     $    171,000
    100,000       8.625%, due 04/01/2001 .....................          101,492
  1,000,000       7.50%, due 05/15/2004 ......................        1,015,667
                                                                   -------------
                                                                      1,288,159
                                                                   -------------

               TOTAL INDUSTRIAL CORPORATE BONDS ..............        8,799,880
                                                                   -------------

               UTILITY - 4.9%
               AT&T Corporation,
  1,000,000       6.00%, due 03/15/2009 ......................          903,787
                                                                   -------------
               BellSouth Corporation,
    250,000       7.75%, due 02/15/10 ........................          253,850
                                                                   -------------
               Emerson Electric Company,
    587,000       6.30%, due 11/01/2005 ......................          558,380
                                                                   -------------
               Scana Corporation,
    500,000       6.05%, due 01/13/2003 ......................          482,744
                                                                   -------------

               TOTAL UTILITY CORPORATE BONDS .................        2,198,761
                                                                   -------------

               TOTAL CORPORATE BONDS
                  (Amortized Cost $22,123,380) ...............     $ 21,347,612
                                                                   -------------

================================================================================
  PAR VALUE    MUNICIPAL OBLIGATIONS - 2.2%                            VALUE
--------------------------------------------------------------------------------
               Alabama State Public School & College Auth.,
$ 1,000,000       7.15%, due 09/01/2009 (Cost $972,490) ......     $    977,229
                                                                   -------------

================================================================================
     SHARES    MONEY MARKETS - 3.1%                                    VALUE
--------------------------------------------------------------------------------
  1,415,617    Firstar Stellar Treasury Fund (Cost $1,415,617)     $  1,415,617
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 98.6%
                  (COST $46,424,871) .........................     $ 44,512,863

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% ..          642,928
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $ 45,155,791
                                                                   ============

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1%                           VALUE
--------------------------------------------------------------------------------
               Alabama Mental Health Finance Auth. Special Tax,
$   300,000       5.00%, due 05/01/2006 ......................     $    299,988
                                                                   -------------
               Alabama Special Care Facilities Financing Auth. Rev.,
    400,000       5.375%, due 11/01/2012 .....................          401,588
                                                                   -------------
               Alabama State, GO,
    100,000       5.70%, due 12/01/2002 ......................          102,522
                                                                   -------------
               Alabama State Industrial Access Road & Bridge Corp., GO,
    100,000       5.25%, due 06/01/2003 ......................          100,862
                                                                   -------------
               Alabama State Mun. Elec. Auth. Power Supply Rev.,
    150,000       5.625%, due 09/01/2000 .....................          150,856
    400,000       6.50%, due 09/01/2005, prerefunded
                     09/01/2001 at 101 .......................          414,708
    340,000       5.75%, due 09/01/2001 ......................          344,991
                                                                   -------------
                                                                         910,555
                                                                   -------------
               Alabama State Public School & College Auth. Rev.,
    100,000       4.40%, due 12/01/2000 ......................          100,190
    205,000       5.00%, due 12/01/2005 ......................          205,588
    250,000       5.25%, due 11/01/2005 ......................          253,852
    200,000       5.125%, due 11/01/2010 .....................          199,586
    300,000       5.00%, due 11/01/2012 ......................          291,261
    225,000       5.125%, due 11/01/2013 .....................          219,319
                                                                   -------------
                                                                      1,269,796
                                                                   -------------
               Alabama Water Pollution Control Rev.,
    190,000       6.25%, due 08/15/2004 ......................          199,971
                                                                   -------------
               Anniston, AL, GO,
    250,000       5.50%, due 01/01/2004 ......................          255,920
                                                                   -------------
               Anniston, AL, Regional Medical Center Board Hospital Rev.,
     20,000       7.375%, due 07/01/2006, ETM ................           21,211
                                                                   -------------
               Athens, AL, School Warrants,
    335,000       5.05%, due 08/01/2015 ......................          318,096
                                                                   -------------
               Auburn University, Alabama, Rev.,
    150,000       5.20%, due 06/01/2004 ......................          151,893
    325,000       5.25%, due 04/01/2005 ......................          329,417
                                                                   -------------
                                                                        481,310
                                                                   -------------
               Baldwin Co., AL,  GO,
    200,000       5.85%, due 08/01/2003 ......................          206,508
    400,000       5.00%, due 02/01/2007 ......................          399,056
    200,000       4.55%, due 02/01/2009 ......................          181,604
                                                                   -------------
                                                                        787,168
                                                                   -------------
               Baldwin Co., AL, Board of Education Rev.,
    300,000       5.90%, due 12/01/2001 ......................          303,279
                                                                   -------------
               Birmingham, AL, GO,
    100,000       5.80%, due 04/01/2002 ......................          102,115
    200,000       5.90%, due 04/01/2003 ......................          206,170
                                                                   -------------
                                                                         308,285
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Birmingham, AL, Industrial Water Board Rev.,
$   100,000       5.00%, due 03/01/2001 ......................     $    100,700
    100,000       6.00%, due 07/01/2007 ......................          106,197
                                                                   -------------
                                                                        206,897
                                                                   -------------
               Birmingham, AL, Medical Clinic Board Rev.,
     60,000       7.30%, due 07/01/2005, ETM .................           63,625
                                                                   -------------
               Birmingham, AL, Waterworks & Sewer Board Rev.,
     50,000       5.90%, due 01/01/2003 ......................           51,914
    400,000       6.15%, due 01/01/2006 ......................          416,976
                                                                   -------------
                                                                        468,890
                                                                   -------------
               Birmingham-Southern College, AL, Private Education
               Bldg. Auth. Rev.,
    500,000       5.10%, due 12/01/2012 ......................          480,215
                                                                   -------------
               DCH Health Care Auth. of Alabama Rev.,
     55,000       5.00%, due 06/01/2004 ......................           54,976
                                                                   -------------
               Decatur, AL, GO,
    300,000       5.00%, due 06/01/2009 ......................          298,020
                                                                   -------------
               Decatur, AL, Water Rev.,
    100,000       5.00%, due 05/01/2014 ......................           95,233
                                                                   -------------
               Dothan, AL, GO,
    500,000       5.50%, due 09/01/2014 ......................          504,620
                                                                   -------------
               Fairhope, AL, Public Improvements Warrants,
    295,000       5.10%, due 06/01/2014 ......................          281,126
                                                                   -------------
               Fairhope, AL, Utility Rev.,
    200,000       5.10%, due 12/01/2008 ......................          200,150
                                                                   -------------
               Florence, AL, School Warrants,
    200,000       4.65%, due 12/01/2012 ......................          185,208
    400,000       5.75%, due 09/01/2015 ......................          406,404
                                                                   -------------
                                                                        591,612
                                                                   -------------
               Greenville, AL, GO,
    300,000       5.10%, due 12/01/2009 ......................          299,751
                                                                   -------------
               Hoover, AL, Board of Education Special Tax,
    200,000       6.625%, due 02/01/2010, prerefunded
                     02/01/2001 at 102 .......................          207,812
                                                                   -------------
               Hoover, AL, Board of Education, GO,
    400,000       6.00%, due 02/15/2006 ......................          420,524
                                                                   -------------
               Houston Co., AL, GO,
    250,000       5.00%, due 07/01/2002 ......................          251,512
    300,000       5.60%, due 10/15/2014 ......................          305,352
                                                                   -------------
                                                                        556,864
                                                                   -------------
               Huntsville, AL,  GO,
    115,000       5.15%, due 08/01/2000 ......................          115,399
    100,000       5.20%, due 11/01/2000 ......................          100,630
    500,000       5.50%, due 11/01/2002 ......................          509,845
    100,000       5.90%, due 11/01/2005 ......................          104,589
    250,000       5.25%, due 11/01/2011 ......................          250,592
    300,000       5.40%, due 02/01/2010 ......................          303,714
                                                                   -------------
                                                                       1,384,769
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Huntsville, AL, Electric Systems Rev.,
$   150,000       6.10%, due 12/01/2000 ......................     $    151,866
    150,000       5.00%, due 12/01/2003 ......................          150,888
    250,000       4.80%, due 12/01/2012 ......................          235,210
                                                                   -------------
                                                                        537,964
                                                                   -------------
               Huntsville, AL, Water Systems Rev.,
    150,000       5.15%, due 05/01/2004 ......................          151,587
    150,000       5.25%, due 05/01/2005 ......................          151,694
    200,000       4.70%, due 11/01/2013 ......................          183,100
                                                                   -------------
                                                                        486,381
                                                                   -------------
               Jefferson Co., AL,  GO,
    150,000       5.55%, due 04/01/2002 ......................          152,206
    100,000       5.00%, due 04/01/2004 ......................          100,179
                                                                   -------------
                                                                        252,385
                                                                   -------------
               Jefferson Co., AL, Board of Education Capital
               Outlay Warrants,
    300,000       5.70%, due 02/15/2011 ......................          315,144
                                                                   -------------
               Jefferson Co., AL, Sewer Rev.,
    140,000       5.15%, due 09/01/2002 ......................          141,471
     50,000       5.50%, due 09/01/2003, ETM .................           51,136
    300,000       5.75%, due 09/01/2005 ......................          310,845
                                                                   -------------
                                                                        503,452
                                                                   -------------
               Lee Co., AL, GO,
    300,000       5.50%, due 02/01/2007 ......................          307,872
                                                                   -------------
               Madison Co., AL, Board of Education Capital
               Outlay Tax Antic. Warrants,
    175,000       5.20%, due 09/01/2004 ......................          179,611
    250,000       5.10%, due 09/01/2011 ......................          245,495
                                                                   -------------
                                                                        425,106
                                                                   -------------
               Madison, AL, Warrants,
    325,000       5.55%, due 04/01/2007 ......................          334,675
    200,000       4.40%, due 02/01/2011 ......................          182,148
    400,000       4.85%, due 02/01/2013 ......................          376,120
                                                                   -------------
                                                                        892,943
                                                                   -------------
               Mobile Co., AL, Board of Education Capital
               Outlay Warrants,
    400,000       5.00%, due 03/01/2008 ......................          398,176
                                                                   -------------
               Mobile Co., AL, Gas Tax Antic. Warrants,
    100,000       4.50%, due 02/01/2003 ......................           98,844
                                                                   -------------
               Mobile, AL,  GO,
    200,000       5.40%, due 08/15/2000 ......................          200,952
     25,000       6.30%, due 08/01/2001 ......................           25,590
     25,000       6.25%, due 08/01/2001 ......................           25,574
    275,000       6.20%, due 02/15/2007, ETM .................          292,496
    180,000       5.75%, due 02/15/2016 ......................          182,601
                                                                   -------------
                                                                        727,213
                                                                   -------------
               Mobile, AL, Water & Sewer Commissioners Rev.,
     55,000       6.30%, due 01/01/2003 ......................           57,034
                                                                   -------------
               Montgomery Co., AL, GO,
    100,000       5.20%, due 11/01/2006 ......................          100,846
                                                                   -------------
               Montgomery, AL, GO,
    200,000       4.70%, due 05/01/2002 ......................          199,918
    500,000       5.10%, due 10/01/2008 ......................          501,025
                                                                   -------------
                                                                         700,943
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Montgomery, AL, Waterworks & Sanitation Rev.,
$   200,000       5.85%, due 03/01/2003 ......................     $    205,042
    400,000       5.60%, due 09/01/2009 ......................          411,956
                                                                   -------------
                                                                        616,998
                                                                   -------------
               Mountain Brook, AL, Board of Education Capital
               Outlay Warrants,
    405,000       4.80%, due 02/15/2011 ......................          387,241
                                                                   -------------
               Muscle Shoals, AL, GO,
    400,000       5.60%, due 08/01/2010 ......................          411,972
                                                                   -------------
               Opelika, AL, GO,
    100,000       4.60%, due 03/01/2003 ......................           99,458
    100,000       5.30%, due 07/01/2003 ......................          101,570
                                                                   -------------
                                                                        201,028
                                                                   -------------
               Scottsboro, AL, Waterworks Sewer & Gas Rev.,
    200,000       4.35%, due 08/01/2011 ......................          180,372
                                                                   -------------
               Shelby Co., AL, GO,
    205,000       5.20%, due 08/01/2000 ......................          205,744
     50,000       5.35%, due 08/01/2001 ......................           50,544
                                                                   -------------
                                                                        256,288
                                                                   -------------
               Shelby Co., AL, Hospital Board Rev.,
     35,000       6.60%, due 02/01/2001, ETM .................           35,666
     25,000       6.60%, due 02/01/2002, ETM .................           25,801
     40,000       6.60%, due 02/01/2003, ETM .................           41,818
                                                                   -------------
                                                                        103,285
                                                                   -------------
               Tuscaloosa, AL, Board of Education Special
               Tax Warrants,
     75,000       5.70%, due 02/15/2005 ......................           77,358
    125,000       6.00%, due 02/15/2009 ......................          129,911
    300,000       4.85%, due 02/15/2013 ......................          281,844
                                                                   -------------
                                                                        489,113
                                                                   -------------
               Tuscaloosa, AL, Board of Education, GO,
    100,000       5.10%, due 02/01/2004 ......................          100,823
    300,000       4.625%, due 08/01/2008 .....................          287,652
                                                                   -------------
                                                                        388,475
                                                                   -------------
               University of Alabama General Fee Series A Rev.,
     50,000       5.00%, due 11/01/2000 ......................           50,248
    240,000       5.10%, due 10/01/2002 ......................          242,239
    400,000       5.25%, due 06/01/2010 ......................          402,344
    100,000       5.375%, due 06/01/2013 .....................          100,287
                                                                   -------------
                                                                        795,118
                                                                   -------------
               Vestavia Hills, AL, Board of Education Capital
               Outlay Rev.,
     55,000       5.25%, due 02/01/2004 ......................           55,857
                                                                   -------------
               Vestavia Hills, AL, Warrants,
    125,000       4.90%, due 04/01/2005 ......................          124,639
                                                                   -------------

               TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                  OBLIGATION (GO) BONDS - 94.1%
                  (Cost $21,716,842) .........................     $  21,690,324
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKETS - 4.7%
--------------------------------------------------------------------------------
  1,075,857    Firstar Tax-Free Fund (Cost $1,075,857) .......     $  1,075,857
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 98.8%
                  (COST $22,792,699) .........................     $ 22,766,181

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2% ..          282,159
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $ 23,048,340
                                                                   ============


ETM - Escrowed to maturity.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load series of The Williamsburg Investment Trust (the Trust). The Trust, an open-end management investment company registered under the Investment Company Act of 1940, was organized as a Massachusetts business trust on July 18, 1988.

The Government Street Equity Fund's investment objective is to seek capital appreciation through the compounding of dividends and capital gains, both realized and unrealized, on its investments in common stocks.

The Government Street Bond Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation.

The Alabama Tax Free Bond Fund's investment objectives are to provide current income exempt from both federal income taxes and the personal income taxes of Alabama and to preserve capital.

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements - The Funds may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders - Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of March 31, 2000:

------------------------------------------------------------------------------------------
                                              GOVERNMENT      GOVERNMENT       ALABAMA
                                                STREET          STREET         TAX FREE
                                              EQUITY FUND      BOND FUND       BOND FUND
------------------------------------------------------------------------------------------
Gross unrealized appreciation ............   $ 60,272,476    $     87,338    $    233,036
Gross unrealized depreciation ............     (1,183,194)     (1,999,346)       (329,106)
                                             ------------    ------------    ------------
Net unrealized appreciation (depreciation)   $ 59,089,282    $ (1,912,008)   $    (96,070)
                                             ============    ============    ============
Federal income tax cost ..................   $ 60,149,198    $ 46,424,871    $ 22,862,251
                                             ============    ============    ============
------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Government Street Equity Fund and The
Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of March 31, 2000, The Government Street Bond Fund and The Alabama Tax Free Bond Fund had capital loss carryforwards for federal income tax purposes of $760,308 and $176,717, respectively, which expire through the year 2008. In addition, The Government Street Bond Fund had net realized capital losses of $145,238 during the period from November 1, 1999 through March 31, 2000, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2001. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the year ended March 31, 2000, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $22,178,843 and $16,307,402, respectively, for The Government Street Equity Fund, $11,563,587 and $7,842,909, respectively, for The Government Street Bond Fund, and $5,922,774 and $3,884,720, respectively, for The Alabama Tax Free Bond Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by T. Leavell & Associates, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets up to $100 million and .40% of such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such net assets in excess of $100 million.

The Adviser currently intends to limit the total operating expenses of The Alabama Tax Free Bond Fund to .65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $15,400 of its investment advisory fees for the Fund during the year ended March 31, 2000.

Certain Trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Integrated Fund Services, Inc. (IFS), IFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, IFS receives a monthly fee from The Government Street Equity Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such assets; and .15% of such net assets in excess of $50 million. From The Government Street Bond Fund, IFS receives a monthly fee of .075% of its average daily net assets up to $200 million and .05% of such assets in excess of $200 million. From The Alabama Tax Free Bond Fund, IFS receives a monthly fee of .15% of its average daily net assets up to $200 million and .10% of such assets in excess of $200 million. The fee for each Fund is subject to a $2,000 monthly minimum. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of IFS.

4.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended March 31, 2000. On March 31, 2000, The Government Street Equity Fund declared and paid a long-term capital gain distribution of $0.4190 per share. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distribution, if any, paid during the 2000 calendar year early in 2001.

In accordance with federal tax requirements, The Alabama Tax Free Bond Fund designates its respective dividends paid from net investment income during the year ended March 31, 2000, as "exempt-interest dividends."

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
================================================================================

To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati, Ohio

     We have audited the accompanying statements of assets and liabilities of The Government Street Equity Fund, The Government Street Bond Fund and The
Alabama Tax Free Bond Fund, (each a series of The Williamsburg Investment Trust), including the portfolios of investments, as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund, as of March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
April 28, 2000

                          THE GOVERNMENT STREET FUNDS
                         THE ALABAMA TAX FREE BOND FUND
                         ------------------------------
                              No Load Mutual Funds

INVESTMENT ADVISER
T. Leavell & Associates, Inc.
150 Government Street
Post Office Box 1307
Mobile, AL 36633

ADMINISTRATOR
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354
1-800-443-4249

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, MA 02109

BOARD OF TRUSTEES
Richard Mitchell, President
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III

PORTFOLIO MANAGERS
Thomas W. Leavell,
   The Government Street Equity Fund
Mary Shannon Hope,
   The Government Street Bond Fund
Timothy S. Healey,
   The Alabama Tax Free Bond Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                   THE ALABAMA
                               TAX FREE BOND FUND

                                 AUGUST 1, 2000
                            REVISED NOVEMBER 6, 2000

                                   A SERIES OF

                          WILLIAMSBURG INVESTMENT TRUST
                         135 MERCHANT STREET, SUITE 230
                             CINCINNATI, OHIO 45246
                            TELEPHONE 1-866-738-1125

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES...........................................  2
INVESTMENT LIMITATIONS....................................................... 10
TRUSTEES AND OFFICERS........................................................ 12
INVESTMENT ADVISER........................................................... 15
ADMINISTRATOR................................................................ 16
OTHER SERVICES............................................................... 17
BROKERAGE.................................................................... 17
SPECIAL SHAREHOLDER SERVICES................................................. 18
PURCHASE OF SHARES........................................................... 19
REDEMPTION OF SHARES......................................................... 20
NET ASSET VALUE DETERMINATION................................................ 20
ALLOCATION OF TRUST EXPENSES................................................. 21
ADDITIONAL TAX INFORMATION................................................... 21
CAPITAL SHARES AND VOTING.................................................... 22
CALCULATION OF PERFORMANCE DATA.............................................. 24
FINANCIAL STATEMENTS AND REPORTS............................................. 26

This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Alabama Tax Free Bond Fund (the "Fund") dated August 1, 2000. The Prospectus may be obtained from the Fund, at the address and phone number shown above, at no charge.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Fund are described in the Prospectus. Supplemental information about these policies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

MUNICIPAL OBLIGATIONS. Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Obligation bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.

Municipal Obligations also include participations in municipal leases. These are undivided interests in a portion of an obligation in the form of a lease or installment purchase which is issued by state and local governments to acquire equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Accordingly, a risk peculiar to these municipal lease obligations is the possibility that a governmental issuer will not appropriate funds for lease payments. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under Federal Revenue Sharing Programs.

3. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue.

MUNICIPAL BOND RATINGS. The ratings of the nationally recognized statistical rating organizations (Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Fitch Investors Service and Duff & Phelps) represent each firm's opinion as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield. The descriptions offered by each individual rating firm may differ slightly, but the following offers a description by Moody's Investors Service, Inc. of each rating category:

Aaa or AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa or AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

FACTORS AFFECTING ALABAMA MUNICIPAL OBLIGATIONS. The following information regarding certain economic, financial and legal matters pertaining to Alabama is drawn primarily from official statements relating to securities offerings of Alabama and other publicly available documents, dated as of various dates prior to the date of this Statement of Additional Information and do not purport to be complete descriptions. Data regarding the financial condition of Alabama State government may not be relevant to Municipal Obligations issued by political subdivisions of Alabama. Moreover, the general economic conditions discussed may or may not affect issuers of the obligations.

REVIEW OF 1999. Consumer spending and a strong demand for both commercial and residential construction drove the state's economic growth in 1999. The effects of short term interest rate cuts by the Federal Reserve Bank in 1998 were very evident in 1999 by providing a strong incentive for consumers to spend.

EMPLOYMENT. In contrast to a fairly steady increase in new jobs for the U.S. economy, Alabama job growth declined sharply in 1999 compared to the previous year. About 39,700 nonagricultural jobs were created in 1998; job growth was about 22,000 for 1999. The primary reason behind this decline was a significant loss of manufacturing jobs in the state. Job losses in manufacturing amounted to about 7,000 jobs with most of the losses in non-durable goods producing industries.

Several other reasons also accounted for the job losses in manufacturing. A decline in the global demand for exports, intense competition among manufacturing firms, the strong value of the U.S. dollar, and over-capacity kept manufacturing industries from adding many new workers. Despite job losses in manufacturing industries and a slowing economy during the latter half of the year, the state's unemployment rate averaged 4.4 percent.

Four major sectors-services, retail trade, construction, and state and local government-accounted for most of the statewide job growth. These sectors together created almost 29,500 new jobs, mostly in metropolitan areas. However, due largely to job losses in nonmetro area counties, the state's net job growth was 22,000.

GROSS STATE PRODUCT (GSP). Alabama's GSP, the total value of goods and services produced in the state, has not kept pace with other southeastern states. In fact, Alabama has the slowest growing GSP among all southeastern states including Mississippi. Real GSP grew by approximately 3.5 percent in 1999 to a level in excess of $100 billion. The primary drivers for this growth were consumer spending and strong demand for both commercial and residential construction.

INCOME. During the last three years, income growth in the United States has been faster than in Alabama. In 1997, 1998, and 1999, total personal income in Alabama has increased by 5.0, 4.7, and 3.9 percent, respectively. Income growth in the same years for the United States was 6.1, 5.9, and 5.7 percent, respectively. Primary reasons for the slower income growth rate are the lack of employment opportunities in nonmetropolitan area counties and the concentration of jobs in the retailing sector of metropolitan areas. The fastest growing sector has been retail trade. Average retail trade wages are significantly lower than average manufacturing wages.

STATE TAX REVENUES. For fiscal year 1998-99 (ended September 30), tax revenues increased by 4.5 percent over the previous year to $5,684 million. Total sales tax revenues increased by 5.3 percent, reaching $1,482 million, an improvement over the 4.6 percent increase in the previous fiscal year. Enthusiastic consumer spending accounted for the growth in sales tax revenues. Income tax revenues did not increase correspondingly.

EXPORTS. Exports from Alabama account for approximately 7 percent of GSP. Exports rose slightly in the second half of 1999, after a decline of 1.4 percent in the first half of the year. For the year, exports were estimated at $7.1 billion, an increase of about 1.5 percent over 1998. During the first half of 1999, Alabama exports to Japan declined by 12.9 percent, and exports to Mexico declined by 21.1 percent.

Alabama's five largest trading partners in 1999 were Canada, Japan, Germany, Mexico, and the United Kingdom. Exports to these five countries accounted for almost 57 percent of total state exports. Transportation equipment (which includes Mercedes and related suppliers) was the leading export commodity and increased by almost 40 percent in the first half of 1999.

FORECAST 2000. Economic growth in Alabama is expected to be slower in 2000. GSP will grow by 3.1 percent and the state will add about 18,000 new jobs. Most job growth will be in retailing, services, and construction. Employment in manufacturing and mining will decline slightly or remain unchanged, with variations in industry growth rates. Income growth will be modest, around 3.7 percent, constrained by an increase in unemployment in rural areas, pressures on manufacturing industries to cut costs, and intense competition in both manufacturing and retail sectors.

INDUSTRIAL REVENUE BONDS. The Fund may invest from time to time a portion of the Fund's assets in industrial revenue bonds (referred to under current tax law as private activity bonds), and also may invest a portion of the Fund's assets in revenue bonds issued for housing, including multi-family housing, health care facilities or electric utilities, at times when the relative value of issues of such a type is considered, in the judgment of the Adviser, to be more favorable than that of other available types of issues, taking into consideration the particular restrictions on investment flexibility arising from the investment objective of the Fund of providing current income exempt from personal income taxes of Alabama (as well as federal income taxes). Therefore, investors should also be aware of the risks which these investments may entail. Industrial revenue bonds are issued by various state and local agencies to finance various projects.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, such bonds depend in part for scheduled payments of principal and interest upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, the cost of competing fuel sources, difficulty in obtaining sufficient rate increases and other regulatory problems, the effect of energy conservation and difficulty of the capital market to absorb utility debt.

Health care facilities include life care facilities, nursing homes and hospitals. Life care facilities are alternative forms of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility, and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, because a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures weighs importantly in this process. The facilities may also be affected by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's gross receipts and net income available to service its debt are influenced by demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding, and possible federal legislation limiting the rates of increase of hospital charges.

The Fund may also invest in bonds for industrial and other projects, such as sewage or solid waste disposal or hazardous waste treatment facilities. Financing for such projects will be subject to inflation and other general economic factors as well as construction risks including labor problems, difficulties with construction sites and the ability of contractors to meet specifications in a timely manner. Because some of the materials, processes and wastes involved in these projects may include hazardous components, there are risks associated with their production, handling and disposal.

VARIABLE RATE SECURITIES. The Fund may invest in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates. The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

PUT BONDS. The Fund may invest in tax-exempt securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party at face value prior to stated maturity. This type of security will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

ZERO COUPON BONDS. Municipal Obligations in which the Fund may invest also include zero coupon bonds and deferred interest bonds. Zero coupon bonds and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds and deferred interest bonds benefit the issuer by mitigating its need for cash to meet debt service, but they also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders.

MUNICIPAL LEASE OBLIGATIONS. The Fund may also invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, "lease obligations"). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation. Certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. A risk peculiar to these municipal lease obligations is the possibility that a municipality will not appropriate funds for lease payments. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Adviser will seek to minimize these risks by not investing more than 10% of the total assets of the Fund in lease obligations that contain "non-appropriation" clauses. In evaluating a potential investment in such a lease obligation, the Adviser will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a government function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation. Municipal lease obligations may be determined to be liquid in accordance with the guidelines established by the Board of Trustees and other factors the Adviser may determine to be relevant to such determination. In determining the liquidity of municipal lease obligations, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations affecting their marketability. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

The Board of Trustees is responsible for determining the credit quality of unrated municipal lease obligations on an ongoing basis, including an assessment of the likelihood that the lease will not be cancelled.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Adviser will carefully consider the creditworthiness during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. COMMERCIAL PAPER maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, the issuer must have an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, be of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.

BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 15% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

INVESTMENT COMPANIES. The Fund will not invest more than 10% of its total assets in securities of other investment companies nor (with affiliates) hold more than 3% of securities of one investment company. Any such investment would involve duplication of expenses, particularly investment advisory fees.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these limitations, the Fund MAY NOT:

(1) Invest for the purpose of exercising control or management of another issuer;

(2) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(3) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(5) Make short sales of securities or maintain a short position, except short sales "against the box" (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.);

(6) Participate on a joint or joint and several basis in any trading account in securities;

(7) Make loans of money or securities, except that the Fund may invest in repurchase agreements;

(8) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

(9)  Write,  purchase  or  sell  commodities,   commodities  contracts,  futures
     contracts or related options;

(10) Invest, with respect to at least 50% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 25% of the outstanding voting securities of any issuer;

(11) Invest more than an aggregate of 15% of the net assets of the Fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities; or

(12) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities, in amounts not exceeding 15% of its total assets, and may pledge its assets to secure all such borrowings

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

While the Fund has reserved the right to make short sales "against the box" (limitation number 5, above), the Adviser has no present intention of engaging in such transactions at this time or during the coming year.

                              TRUSTEES AND OFFICERS

The Board of Trustees supervises the activities of the Williamsburg Investment Trust (the "Trust"). Following are the Trustees and executive officers of the Trust, their present position with the Trust or Funds, age, principal occupation during the past 5 years and their aggregate compensation from the Trust for the fiscal year ended March 31, 2000:

Name, Position,                           Principal Occupation                         Compensation
Age and Address                           During Past 5 Years                         From the Trust
---------------                           --------------------                        --------------
Austin Brockenbrough III (age 63)         President and Managing                           None
Trustee**                                 Director of Lowe, Brockenbrough
President                                 & Company, Inc.,
The Jamestown International Equity Fund   Richmond, Virginia;
The Jamestown Tax Exempt Virginia Fund    Director of Tredegar Industries,
6620 West Broad Street                    Inc. (plastics manufacturer) and
Suite 300                                 Wilkinson O'Grady & Co. Inc.
Richmond, Virginia  23230                 (global asset manager); Trustee
                                          of University of Richmond

John T. Bruce (age 46)                    Principal of                                     None
Trustee and Chairman**                    Flippin, Bruce & Porter, Inc.,
Vice President                            Lynchburg, Virginia
FBP Contrarian Balanced Fund
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia 24504

Charles M. Caravati, Jr. (age 63)         Physician                                      $12,500
Trustee**                                 Dermatology Associates of
931 Broad Street Road                     Virginia, P.C.,
Manakin Sabot, Virginia 23103             Richmond, Virginia

J. Finley Lee (age 60)                    Julian Price Professor Emeritus of             $12,500
Trustee                                   Business Administration
105 Gristmill Lane                        University of North Carolina,
Chapel Hill, North Carolina 27514         Chapel Hill, North Carolina;
                                          Director of Montgomery Indemnity
                                          Insurance Co.; Trustee of Albemarle
                                          Investment Trust (registered
                                          investment company)

Richard Mitchell (age 51)                 Principal of                                     None
Trustee**                                 T. Leavell &  Associates, Inc.,
President                                 Mobile, Alabama
The Government Street Bond Fund
The Government Street Equity Fund
The Alabama Tax Free Bond Fund
150 Government Street
Mobile, Alabama  36602

                                       12

Richard L. Morrill (age 61)               Chancellor of                                  $12,500
Trustee                                   University of Richmond,
University of Richmond                    Richmond, Virginia;
G19 Boatright Library                     Director of Tredegar
Richmond, Virginia 23173                  Industries, Inc. (plastics manufacturer)

Harris V. Morrissette (age 40)            President of                                   $12,500
Trustee                                   Marshall Biscuit Co. Inc.,
1500 S. Beltline Hwy.                     Mobile, Alabama;
Mobile, Alabama   36693                   Chairman of Azalea Aviation, Inc.
                                          (airplane fueling)

Erwin H. Will, Jr. (age 67)               Chief Investment Officer of                    $12,500
Trustee                                   Virginia Retirement System,
1200 East Main Street                     Richmond, Virginia
Richmond, Virginia 23219

Samuel B. Witt III (age 64)               Senior Vice President and                      $13,500
Trustee                                   General Counsel of Stateside
2300 Clarendon Blvd.                      Associates, Inc., Arlington,
Suite 407                                 Virginia; Director of The Swiss
Arlington, Virginia 22201                 Helvetia Fund, Inc. (closed-end
                                          investment company)

John P. Ackerly IV (age 37)               Portfolio Manager of                             None
Vice President                            Davenport & Company LLC,
The Davenport Equity Fund                 Richmond, Virginia.
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

Joseph L. Antrim III (age 55)             Executive Vice President of                      None
President                                 Davenport & Company LLC,
The Davenport Equity Fund                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

Charles M. Caravati III (age 34)          Assistant Portfolio Manager of                   None
Vice President                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund               Richmond, Virginia
The Jamestown Equity Fund
The Jamestown International Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Robert G. Dorsey (age 43)                 Managing Director of Ultimus Fund                None
Vice President                            Solutions, LLC and Ultimus Fund
135 Merchant Street, Suite 230            Distributors, LLC, Cincinnati, Ohio.
Cincinnati, Ohio 45246                    Prior to March, 1999, President of
                                          Countrywide Fund Services, Inc.

                                       13

John M. Flippin (age 58)                  Principal of                                     None
President                                 Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Timothy S. Healey (age 47)                Principal of                                     None
Vice President                            T. Leavell & Associates, Inc.,
The Alabama Tax Free Bond Fund            Mobile, Alabama
600 Luckie Drive
Luckie Building, Suite 305
Birmingham, Alabama 35223

J. Lee Keiger III (age 45)                First Vice President and Chief Financial         None
Vice President                            Officer of Davenport & Company LLC,
The Davenport Equity Fund                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

R. Gregory Porter III (age 59)            Principal of                                     None
Vice President                            Flippin, Bruce & Porter, Inc.,
FBP Contrarian Balanced Fund              Lynchburg, Virginia
FBP Contrarian Equity Fund
800 Main Street
Lynchburg, Virginia  24504

Mark J. Seger (age 38)                    Managing Director of Ultimus Fund                None
Treasurer                                 Solutions, LLC and Ultimus Fund
135 Merchant Street, Suite 230            Distributors, LLC, Cincinnati, Ohio.
Cincinnati, Ohio 45246                    Prior to March 1999, First Vice President
                                          of Countrywide Fund Services, Inc.

Henry C. Spalding, Jr. (age 62)           Executive Vice President of                      None
President                                 Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street, Suite 300
Richmond, Virginia  23230

John F. Splain (age 44)                   Managing Director of Ultimus Fund                None
Secretary                                 Solutions, LLC and Ultimus Fund
135 Merchant Street, Suite 230            Distributors, LLC, Cincinnati, Ohio.
Cincinnati, Ohio 45246                    Prior to March 1999, First Vice President
                                          and Secretary of Countrywide Fund
                                          Services, Inc. and affiliated companies

Connie R. Taylor (age 49)                 Administrator of                                 None
Vice President                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Balanced Fund               Richmond, Virginia
The Jamestown Equity Fund
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

                                       14

Beth Ann Walk (age 41)                    Portfolio Manager of                             None
Vice President                            Lowe, Brockenbrough & Company, Inc.,
The Jamestown Tax Exempt Virginia Fund    Richmond, Virginia
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

Coleman Wortham III (age 54)              President and Chief Executive                    None
Vice President                            Officer of  Davenport & Company LLC,
The Davenport Equity Fund                 Richmond, Virginia
One James Center, 901 E. Cary St.
Richmond, Virginia  23219

** Indicates that Trustee is an Interested Person for purposes of the Investment Company Act of 1940. Charles M. Caravati, Jr. is the father of Charles M. Caravati III.

Messrs. Lee, Morrill, Morrissette, Will and Witt constitute the Trust's Nominating Committee and Audit Committee. The Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audit and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of July 7, 2000, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then-outstanding shares of the Fund. As of that same date, Mr. John R. Miller, Jr., P.O. Box 469, Brewton, Alabama 36427, beneficially owned 17.7% of the then-outstanding shares of the Fund and Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, owned of record 39.9% of the then-outstanding shares of the Fund. As a result, Charles Schwab & Co., Inc. may be deemed to control the Fund.

                               INVESTMENT ADVISER

T. Leavell & Associates, Inc. (the "Adviser") supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is effective until April 1, 2001 and will be renewed thereafter for one year periods only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

Compensation of the Adviser is at the annual rate of 0.35% of the Fund's average daily net assets up to $100 million and 0.25% of such net assets in excess of $100 million. For the fiscal years ended March 31, 2000, 1999 and 1998, the Fund paid the Adviser advisory fees of $62,822

(which was net of voluntary fee waivers of $15,400), $48,813 (which was net of voluntary fee waivers of $21,089), and $46,538 (which was net of voluntary fee waivers of $18,821), respectively.

The Adviser, organized as an Alabama corporation in 1979, is controlled by its shareholders, Thomas W. Leavell, Richard Mitchell, Dorothy G. Gambill and Timothy S. Healey. In addition to acting as Adviser to the Fund, the Adviser serves as investment Adviser to two additional investment companies, the subjects of separate prospectuses, and also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Adviser determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objectives and policies of the Fund as described herein and in the Prospectus. The Adviser places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders. The Adviser must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Adviser must seek at all times the most favorable price and execution for all securities brokerage transactions. The Adviser also provides, at its own expense, certain Executive Officers to the Trust, and pays the entire cost of distributing Fund shares.

The Adviser may compensate dealers or others based on sales of shares of the Fund to clients of such dealers or others or based on the average balance of all accounts in the Fund for which such dealers or others are designated as the person responsible for the account.

                                  ADMINISTRATOR

The Fund has retained Ultimus Fund Solutions, LLC (the "Administrator"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, to provide administrative, pricing, accounting, dividend, disbursing, shareholder servicing and transfer agent services. The Administrator maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these administrative services, the Fund pays the Administrator a fee at the annual rate of 0.15% of the average value of its daily net assets up to $25,000,000, 0.125% of such assets from $25,000,000 to $50,000,000 and 0.10% of such assets in excess of $50,000,000. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

Prior to November 6, 2000, Integrated Fund Services, Inc. ("Integrated"), P.O. Box 5354, Cincinnati, Ohio 45201, provided the Fund with administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. Integrated is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. For the fiscal years ended March 31, 2000, 1999, and 1998, the Integrated received from the Fund fees of $33,491, $29,975 and $28,029, respectively.

                                 OTHER SERVICES

The firm of Tait, Weller & Baker, Eight Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103 has been retained by the Board of Trustees to perform an independent audit of the books and records of the Trust, to review the Fund's federal and state tax returns and to consult with the Trust as to matters of accounting and federal and state income taxation.

The Custodian of the Fund's assets is Firstar Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

                                    BROKERAGE

It is the Fund's practice to seek the best price and execution for all portfolio securities transactions. The Adviser (subject to the general supervision of the Board of Trustees) directs the execution of the Fund's portfolio transactions. Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

The Fund's portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. No brokerage commissions were paid by the Fund for the last three fiscal years.

While there is no formula, agreement or undertaking to do so, the Fund has adopted policies which allow the Adviser to allocate a portion of the Fund's brokerage commissions to persons or firms providing the Adviser with research services, which may typically include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Adviser for the benefit of the other clients it may have. Conversely, the Fund may benefit from such transactions effected for the benefit of other clients. In all cases, the Adviser is obligated to effect transactions for the Fund based upon obtaining the most favorable price and execution. Factors considered by the Adviser in determining whether the Fund will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Adviser's perception of the broker's reliability, integrity and financial condition.

CODE OF ETHICS. The Trust and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act which permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. The Codes of Ethics adopted by the Trust and the Adviser are on public file with, and are available from, the SEC.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Checks will be made payable to the designated recipient and mailed within three business days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see the Prospectus under the heading "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-866-738-1125, or by writing to:

                         The Alabama Tax Free Bond Fund
                              Shareholder Services
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein the Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange"), generally 4:00 p.m., Eastern time, will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Due to Internal Revenue Service ("IRS") regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.

An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Fund, the Adviser and certain parties related thereto, including clients of the Adviser or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.

There is currently no charge by the Administrator for wire redemptions. However, the Administrator reserves the right, upon thirty days' written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund, and they have adopted procedures to do so, as follows. The net asset value of the Fund is determined as of the close of the regular session of trading on the Exchange (currently 4:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                          ALLOCATION OF TRUST EXPENSES

Each Fund of the Trust pays all of its own expenses not assumed by the Adviser or the Administrator, including, but not limited to, the following: custodian, shareholder servicing, stock transfer and dividend disbursing expenses; clerical employees and junior level officers of the Trust as and if approved by the Board of Trustees; taxes; expenses of the issuance and redemption of shares (including registration and qualification fees and expenses); costs and expenses of membership and attendance at meetings of certain associations which may be deemed by the Trustees to be of overall benefit to the Fund and its shareholders; legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund. General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Among its requirements to qualify under Subchapter M, the Fund must distribute annually at least 90% of its net taxable income plus 90% of its net tax-exempt interest income. In addition to this distribution requirement, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities' loans, gains from the disposition of stock or securities, and certain other income.

While the above requirements are aimed at qualification of the Fund as a regulated investment company under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, it will not be subject to federal income tax to the extent it distributes its taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. Such required distributions are based only on the Fund's taxable income, however, so the excise tax generally would not apply to tax-exempt income earned by the Fund. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes.

As of March 31, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $176,717, which expire through the year 2008. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Since federal and Alabama tax laws exempt income from qualifying municipal bond obligations, income dividends attributable to such obligations are exempt from such taxes. A report will be distributed to each shareholder as of December 31st of each year outlining the percentage of income dividends which qualify for such tax exemptions. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. Such capital gain distributions are also subject to Alabama income tax, except to the extent attributable to gains from certain obligations of the State of Alabama and its political subdivisions. For information on "backup" withholding, see "Purchase of Shares" above.

For federal income tax purposes, any loss upon the sale of shares of the Fund held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. In addition, any loss of Fund shares held for six months or less will be disallowed for both federal and Alabama income tax purposes to the extent of any dividends received by the shareholder exempt from federal income tax, even though, in the case of Alabama, some portion of such dividends actually may have been subject to Alabama income tax.

Shareholders should be aware that dividends from the Fund which are derived in whole or in part from interest on U.S. Government Securities may not be taxable for state income tax purposes. Other state income and federal income tax implications may apply. You should consult your tax Adviser for further information.

                            CAPITAL SHARES AND VOTING

The Fund is a non-diversified series of the Williamsburg Investment Trust (the "Trust"), an investment company organized as a Massachusetts business trust in July 1988. The Board of Trustees has overall responsibility for management of the Fund under the laws of Massachusetts governing the responsibilities of trustees of business trusts.

Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at lease two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

The Declaration of Trust currently provides for the shares of ten funds, or series, to be issued. Shares of all ten series have currently been issued, in addition to the Fund: shares of the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown International Equity Fund and The Jamestown Tax Exempt Virginia Fund, which are managed by Lowe, Brockenbrough & Company, Inc. of Richmond, Virginia; shares of The Davenport Equity Fund, which is managed by Davenport & Company LLC of Richmond, Virginia; and shares of The Government Street Equity Fund and The Government Street Bond Fund, which are managed by T. Leavell & Associates, Inc. The Trustees are permitted to create additional series, or funds, at any time.

Upon liquidation of the Trust or a particular Fund of the Trust, holders of the outstanding shares of the Fund being liquidated shall be entitled to receive, in proportion to the number of shares of the Fund held by them, the excess of that Fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the Fund, shall be voted in the aggregate and not by Fund, except (i) when required by the 1940 Act, shares shall be voted by individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund or Funds shall be entitled to vote thereon. Examples of matters which affect only a particular Fund could be a proposed change in the fundamental investment objectives or policies of that Fund or a proposed change in the investment advisory agreement for a particular Fund. The shares of the Fund will have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Stock Certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

Prior to January 24, 1994, the Trust was called The Nottingham Investment Trust.

                         CALCULATION OF PERFORMANCE DATA

The Fund may, from time to time, advertise certain total return and yield information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(l+T)n=ERV. The average annual total return quotations for the Fund for the one year period ended March 31, 2000, for the five year period ended March 31, 2000 and for the period since inception (January 15, 1993) to March 31, 2000 are 0.34%, 4.64% and 4.47%,
respectively.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, the Fund may advertise its yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive  dividends
d = the maximum  offering  price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The Fund's yield for the 30 days ended March 31, 2000 was 4.34%.

The tax-equivalent yield of the Fund is computed by using the tax-exempt yield figure and dividing by one minus the applicable tax rate. The Fund's tax-equivalent yield for the 30 days ended March 31, 2000, based on the highest marginal combined federal and Alabama income tax rate, was 6.31%.

The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the Lehman 7-Year G.O. Municipal Bond Index or the Lehman 3-Year Municipal Bond Index, which are generally considered to be representative of the performance of intermediate term municipal bonds. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper Analytical Services, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS

Pursuant to an Agreement and Plan of Reorganization, the Fund, on April 1, 1994, succeeded to the assets and liabilities of another mutual fund of the same name (the "Predecessor Fund"), which was an investment series of Albemarle Investment Trust. The investment objectives, policies and restrictions of the Fund and the Predecessor Fund are practically identical and the financial data and performance information in this Statement of Additional Information for periods prior to April 1, 1994 relates to the Predecessor Fund.

The books of the Fund will be audited at least once each year by independent public accountants. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany the Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The Financial Statements of the Fund as of March 31, 2000, together with the report of the independent accountants thereon, are included on the following pages.

                          THE GOVERNMENT STREET FUNDS
                         THE ALABAMA TAX FREE BOND FUND
                         ------------------------------
                              No Load Mutual Funds

                                 ANNUAL REPORT
                                 MARCH 31, 2000

                               Investment Adviser
                         T. LEAVELL & ASSOCIATES, INC.
                                  Founded 1979

LETTER FROM THE PRESIDENT                                           MAY 15, 2000
================================================================================

Dear Fellow Shareholders:

     We are pleased to enclose for your review the audited Annual Report of The Government Street Funds and The Alabama Tax Free Bond Fund for the year ended March 31, 2000.

THE GOVERNMENT STREET EQUITY FUND
---------------------------------
     The Government Street Equity Fund achieved a total investment return of 19.93% for its fiscal year ended March 31, 2000. During this same period, the S&P 500 Index achieved a total return of 17.94%. In addition, the average return for the 968 "Large-Cap Blend Funds" included in Morningstar, Inc.'s universe was 19.64% for the same twelve month period. (The Government Street Equity Fund is classified by Morningstar as a Large-Cap Blend Fund.)

     Investment returns during the twelve months ended March 31, 2000 continued to reflect the disproportionately high return of growth stocks (particularly technology issues) compared to value stocks. New terms have even been coined - "new economy" stocks and "old economy" stocks - to describe the phenomenon of stock valuations (and investment returns) of technology oriented companies defying more traditional methods of securities analysis and valuation.

     The Government Street Equity Fund continues its blended portfolio management style with approximately one-half of its investments in both growth and value stocks. This approach equates the importance of risk management with the pursuit of investment returns, and, ultimately, provides the portfolio environment that we believe is most conducive for compounding investment returns over time.

     In last year's annual report, we stated that "It is unlikely that the U.S. stock market will continue indefinitely to be driven by the narrow leadership of a handful of large capitalization stocks; nor is it reasonable to expect that growth stocks will continue to outperform value stocks as they have over the past 18 months." This statement remains an appropriate one today, though the 18 month period now has grown to 30 months.

     The  future  for  "new  economy"  stocks  is  exciting.  The  technological innovation and advances already achieved in computing, biotechnology, electronics, the Internet, wireless technology, communications, and their applications are nothing short of stunning. Still, creating profitable business enterprises from their technological achievements remain challenges for many of these companies. Until there is a clearer picture of which ventures will survive and prosper, the result is likely to be a highly volatile market for common stocks. At the same time, it is a market that is likely to see a narrowing of the gap that currently exists between growth and value stocks.

     The selection of those companies whose current (and future) stock prices are (or will be) justified by future earnings growth remains a daunting task for investment managers. A more immediate concern, however, is the current monetary policy of the Federal Reserve Board. The Fed's zeal in fighting the threat of inflation over the past 10 months has brought the general level of interest rates close to a point at which strong economies historically have faltered. Neither "new" nor "old" economy companies are likely to prosper in an economic environment where the cost of debt capital is 9% - 10%. However, it is in just such a hostile environment where The Government Street Equity Fund's broadly diversified portfolio of quality companies is most likely to prove its merit.

     At March 31, 2000, the Fund was invested in 118 companies. Net assets of the Fund were $116,446,622; net asset value was $57.07.

THE GOVERNMENT STREET BOND FUND
-------------------------------
     For the first time since 1976-78, the U.S. economy has expanded at a rate of 4% or more for 3 consecutive years. With an eye toward controlling inflation, the Federal Reserve Board has moved to curb this booming economy by raising short-term interest rates a total of 1.25% over a 10 month period - 5 times since June, 1999.

     In addition to rising interest rates, inflation concerns and worry about Y2K computer disruptions sent bond prices sliding in 1999. As a result, the bond market suffered its worst year since 1994 and the second worst since 1973.

     Despite these difficulties and despite the fact that the Federal Reserve seems poised to continue its tightening during 2000, the bond market staged a modest recovery during the first calendar quarter of the new year. The Government Street Bond Fund achieved a return of 1.31% for the quarter ended March 31, 2000, and this was enough to lift its total return for the fiscal year ended March 31, 2000 to 0.67%. These returns compare favorably to those of the Lehman Government/Corporate Intermediate Bond Index which were 1.50% and 2.09%, respectively. The Fund's ratio of net investment income to average net assets was 6.12% at fiscal year end.

     The Government Street Bond Fund continues its emphasis on holding quality securities while maintaining an intermediate-term average maturity. At fiscal year-end, the Fund's average maturity was slightly over 6 years; just over 61% of the Fund was invested in securities rated AAA.

     The net assets of the Fund at March 31, 2000 were $45,155,791; net asset value was $19.79; and the ratio of expenses to average net assets was 0.70%.

THE ALABAMA TAX FREE BOND FUND
------------------------------
     We are proud to report that The Alabama Tax Free Bond Fund has received a four star rating from Morningstar, Inc. for its overall performance, as well as for the past 3 and 5 year periods coinciding with the end of its fiscal year on March 31, 2000. The Morningstar ratings reflect risk-adjusted performance and are subject to change every month. Ratings are calculated for the Fund's total annual return in excess of the 90-day T-bill return with fee adjustments and a risk factor that reflects Fund performance below the 90-day T-bill return. A four star rating places the fund in the top 32.5% of all municipal bond funds measured. For the five-year period ended March 31, 2000, that universe consisted of 1,682 municipal bond mutual funds.

     These ratings, however, do not mean that the Fund was able to escape the impact of sharply rising interest rates during the past 12 months. The annual rate of inflation as measured by the consumer price index, increased from 1.7% at the beginning of 1999 to 3.7% at the end of March, 2000. This steady increase in the rate of inflation, though relatively low in absolute terms, has caused investors to demand higher yields from fixed income securities. The resulting decline in bond prices has actually generated negative returns for many fixed income investments over the past 15 months.

     During the last quarter of its fiscal year, however, The Alabama Tax Free Bond Fund achieved a total return of 1.71%. This allowed the fund to achieve a positive return of 0.34% for the entire year. These returns compare favorably to those of the Lipper Intermediate Municipal Bond Index which were 1.76% and -0.27%, respectively, for the same periods. The Fund's ratio of net investment income to average net assets was 4.32% at year end.

     The net assets of the fund as of March 31, 2000 were $23,048,340; net asset value was $10.13. The weighted average maturity of the Fund's portfolio was 7.2 years -consistent with its intermediate-term objective. The average credit quality of the portfolio was "AA", and almost 60% of the individual securities were rated "AAA".

     The Alabama Tax Free Bond Fund continues to provide an attractive option for investors who are seeking stability of principal as well as income which is sheltered from federal and Alabama state income taxes.

     Thank you for your continued confidence in The Government Street Funds and The Alabama Tax Free Bond Fund. Please call us if we can be of further service to you.

                  Very truly yours,

                  /s/ Thomas W. Leavell            /s/ Richard Mitchell

                  Thomas W. Leavell               Richard Mitchell
                  President                       President
                  T. Leavell & Associates, Inc.   The Government Street Funds
                                                  The Alabama Tax Free Bond Fund

                       THE GOVERNMENT STREET EQUITY FUND

Comparison of the Change in Value of a $10,000 Investment in The Government Street Equity Fund, the Standard & Poor's 500 Index and the Consumer Price Index

------------------------------------
  The Government Street Equity Fund
    Average Annual Total Returns

1 Year    5 Years   Since Inception*
19.93%     23.09%        15.59%
------------------------------------

[GRAPHIC OMITTED]

                                      Mar 00
The Government Street Equity Fund    $35,759
Standard & Poor's 500 Index          $48,286
Consumer Price Index                 $12,535

Past performance is not predictive of future performance.

*    Initial public offering of shares was June 3, 1991.


                        THE GOVERNMENT STREET BOND FUND

Comparison of the Change in Value of a $10,000 Investment in The Government Street Bond Fund, the Lehman Government/Corporate Intermediate Bond Index and the 90-Day Treasury Bill Index

------------------------------------
  The Government Street Bond Fund
    Average Annual Total Returns

1 Year    5 Years   Since Inception*
0.67%     5.89%.4        6.28%
------------------------------------

[GRAPHIC OMITTED]

                                                        Mar 00
The Government Street Bond Fund                        $17,116
Lehman Government/Corporate Intermediate Bond Index    $17,979
90-Day Treasury Bill Index                             $15,205

Past performance is not predictive of future performance.

*    Initial public offering of shares was June 3, 1991.

                         THE ALABAMA TAX FREE BOND FUND

Comparison of the Change in Value of a $10,000 Investment in The Alabama Tax Free Bond Fund, the Lehman 7-Year G.O. Municipal Bond Index, the Lehman 3-Year Municipal Bond Index and the Lipper Intermediate Municipal Fund Index

-----------------------------------
  The Alabama Tax Free Bond Fund
   Average Annual Total Returns

1 Year   5 Years   Since Inception*
0.34%    4.64%          4.47%
-----------------------------------

[GRAPHIC OMITTED]

                                               Mar 00
The Alabama Tax Free Bond Fund                $13,708
Lehman 7-Year G.O. Municipal Bond Index       $14,807
Lehman 3-Year Municipal Bond Index            $13,852
Lipper Intermediate Municipal Fund Index      $13,553

Past performance is not predictive of future performance.

*    Initial public offering of shares was January 15, 1993.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000

=======================================================================================================
                                                         GOVERNMENT       GOVERNMENT        ALABAMA
                                                           STREET           STREET          TAX FREE
                                                           EQUITY            BOND             BOND
                                                            FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost .............................   $  60,100,244    $  46,424,871    $  22,792,699
                                                       =============    =============    =============
   At value (Note 1) ...............................   $ 119,238,480    $  44,512,863    $  22,766,181
Interest receivable ................................          15,997          723,356          300,166
Dividends receivable ...............................          66,389               --               --
Receivable for capital shares sold .................         108,250               --           11,188
Other assets .......................................           6,462            4,007            1,857
                                                       -------------    -------------    -------------
   TOTAL ASSETS ....................................     119,435,578       45,240,226       23,079,392
                                                       -------------    -------------    -------------

LIABILITIES
Dividends payable ..................................           1,367           15,271            9,644
Distributions payable ..............................          15,565               --               --
Payable for capital shares redeemed ................           5,065           37,518            9,341
Payable for securities purchased ...................       2,885,903               --               --
Accrued investment advisory fees (Note 3) ..........          56,700           19,193            5,457
Accrued administration fees (Note 3) ...............          15,500            2,850            2,900
Other accrued expenses and liabilities .............           8,856            9,603            3,710
                                                       -------------    -------------    -------------
   TOTAL LIABILITIES ...............................       2,988,956           84,435           31,052
                                                       -------------    -------------    -------------

NET ASSETS .........................................   $ 116,446,622    $  45,155,791    $  23,048,340
                                                       =============    =============    =============

Net assets consist of:
Paid-in capital ....................................   $  57,357,340    $  47,973,345    $  23,321,127
Distributions in excess of realized gains ..........         (48,954)              --               --
Accumulated net realized losses
   from security transactions ......................              --         (905,546)        (246,269)
Net unrealized appreciation (depreciation)
   on investments ..................................      59,138,236       (1,912,008)         (26,518)
                                                       -------------    -------------    -------------

Net assets .........................................   $ 116,446,622    $  45,155,791    $  23,048,340
                                                       =============    =============    =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......       2,040,365        2,281,479        2,274,894
                                                       =============    =============    =============

Net asset value, offering price and
   redemption price per share (Note 1) .............   $       57.07    $       19.79    $       10.13
                                                       =============    =============    =============

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2000

=================================================================================================
                                                         GOVERNMENT    GOVERNMENT     ALABAMA
                                                           STREET        STREET       TAX FREE
                                                           EQUITY         BOND           BOND
                                                            FUND          FUND           FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .........................................   $    50,372   $ 2,946,594    $ 1,079,194
   Dividends ........................................     1,141,189        73,921         28,794
                                                        -----------   -----------    -----------
      TOTAL INVESTMENT INCOME .......................     1,191,561     3,020,515      1,107,988
                                                        -----------   -----------    -----------

EXPENSES
   Investment advisory fees (Note 3) ................       606,159       221,781         78,222
   Administration fees (Note 3) .....................       170,044        33,179         33,491
   Professional fees ................................        11,945        11,945          8,845
   Pricing costs ....................................         2,844        11,663         14,637
   Custodian fees ...................................        14,399         6,459          4,296
   Trustees' fees and expenses ......................         8,280         8,280          8,280
   Printing of shareholder reports ..................         8,613         6,949          6,623
   Postage and supplies .............................         6,480         4,149          2,886
   Registration fees ................................         5,789         4,671          1,634
   Other expenses ...................................         7,561           305          1,756
                                                        -----------   -----------    -----------
      TOTAL EXPENSES ................................       842,114       309,381        160,670
   Fees waived by the Adviser (Note 3) ..............            --            --        (15,400)
                                                        -----------   -----------    -----------
      NET EXPENSES ..................................       842,114       309,381        145,270
                                                        -----------   -----------    -----------

NET INVESTMENT INCOME ...............................       349,447     2,711,134        962,718
                                                        -----------   -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses)
      from security transactions ....................       798,881      (352,285)       (46,986)
   Net change in unrealized appreciation/depreciation
      on investments ................................    17,790,895    (2,047,757)      (844,115)
                                                        -----------   -----------    -----------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS .......................    18,589,776    (2,400,042)      (891,101)
                                                        -----------   -----------    -----------

NET INCREASE IN NET ASSETS
      FROM OPERATIONS ...............................   $18,939,223   $   311,092    $    71,617
                                                        ===========   ===========    ===========

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

==============================================================================================================
                                                    GOVERNMENT STREET                 GOVERNMENT STREET
                                                       EQUITY FUND                        BOND FUND
                                             -----------------------------------------------------------------
                                                  YEAR             YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED
                                                MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                  2000             1999             2000             1999
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................   $     349,447    $     486,890    $   2,711,134    $   2,376,899
   Net realized gains (losses)
      from security transactions .........         798,881        1,154,015         (352,285)        (119,151)
   Net change in unrealized appreciation/
      depreciation on investments ........      17,790,895        9,951,369       (2,047,757)        (251,151)
                                             -------------    -------------    -------------    -------------
Net increase in net assets from operations      18,939,223       11,592,274          311,092        2,006,597
                                             -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............        (349,447)        (487,774)      (2,711,134)      (2,380,755)
   From net realized gains ...............        (847,835)      (3,083,650)              --               --
                                             -------------    -------------    -------------    -------------
Decrease in net assets from
   distributions to shareholders .........      (1,197,282)      (3,571,424)      (2,711,134)      (2,380,755)
                                             -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............      16,032,742       10,535,714        9,164,881        7,618,281
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................       1,172,232        3,411,170        2,531,305        2,146,286
   Payments for shares redeemed ..........      (9,207,743)      (6,903,321)      (7,180,879)      (3,257,836)
                                             -------------    -------------    -------------    -------------
Net increase in net assets from
   capital share transactions ............       7,997,231        7,043,563        4,515,307        6,506,731
                                             -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS .............      25,739,172       15,064,413        2,115,265        6,132,573

NET ASSETS
   Beginning of year .....................      90,707,450       75,643,037       43,040,526       36,907,953
                                             -------------    -------------    -------------    -------------
   End of year ...........................   $ 116,446,622    $  90,707,450    $  45,155,791    $  43,040,526
                                             =============    =============    =============    =============

Capital share activity

   Sold ..................................         312,261          233,010          452,679          359,195
   Reinvested ............................          21,194           77,139          126,050          101,333
   Redeemed ..............................        (178,843)        (151,673)        (356,474)        (153,761)
                                             -------------    -------------    -------------    -------------
   Net increase in shares outstanding ....         154,612          158,476          222,255          306,767
   Shares outstanding, beginning of year .       1,885,753        1,727,277        2,059,224        1,752,457
                                             -------------    -------------    -------------    -------------
   Shares outstanding, end of year .......       2,040,365        1,885,753        2,281,479        2,059,224
                                             =============    =============    =============    =============

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     Alabama Tax Free
                                                         Bond Fund
                                              ----------------------------------
                                                   Year             Year
                                                  Ended            Ended
                                                 March 31,        March 31,
                                                   2000             1999
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................  $     962,718    $     830,266
   Net realized gains (losses)
      from security transactions .........        (46,986)            (347)
   Net change in unrealized appreciation/
      depreciation on investments ........       (844,115)          86,422
                                            -------------    -------------
Net increase in net assets from operations         71,617          916,341
                                            -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............       (962,718)        (830,266)
   From net realized gains ...............             --               --
                                            -------------    -------------
Decrease in net assets from
   distributions to shareholders .........       (962,718)        (830,266)
                                            -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............      5,417,544        3,032,760
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................        799,134          609,745
   Payments for shares redeemed ..........     (3,837,209)      (2,106,904)
                                            -------------    -------------
Net increase in net assets from
   capital share transactions ............      2,379,469        1,535,601
                                            -------------    -------------

TOTAL INCREASE IN NET ASSETS .............      1,488,368        1,621,676

NET ASSETS
   Beginning of year .....................     21,559,972       19,938,296
                                            -------------    -------------

   End of year ...........................  $  23,048,340    $  21,559,972
                                            =============    =============

Capital share activity

   Sold ..................................        530,939          286,831
   Reinvested ............................         78,412           57,694
   Redeemed ..............................       (379,054)        (199,887)
                                            -------------    -------------
   Net increase in shares outstanding ....        230,297          144,638
   Shares outstanding, beginning of year .      2,044,597        1,899,959
                                            -------------    -------------
   Shares outstanding, end of year .......      2,274,894        2,044,597
                                            =============    =============

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================
                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
============================================================================================================
                                                                   YEARS ENDED MARCH 31,
                                              --------------------------------------------------------------
                                                 2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $   48.10    $   43.79    $   32.59    $   29.41    $   23.87
                                              ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ..................        0.18         0.27         0.32         0.37         0.40
   Net realized and unrealized
      gains on investments ................        9.39         6.01        12.28         4.50         5.75
                                              ---------    ---------    ---------    ---------    ---------
Total from investment operations ..........        9.57         6.28        12.60         4.87         6.15
                                              ---------    ---------    ---------    ---------    ---------

Less distributions:
   Dividends from net investment income ...       (0.18)       (0.27)       (0.32)       (0.36)       (0.40)
   Distributions from net realized gains ..       (0.42)       (1.70)       (1.08)       (1.33)       (0.21)
                                              ---------    ---------    ---------    ---------    ---------
Total distributions .......................       (0.60)       (1.97)       (1.40)       (1.69)       (0.61)
                                              ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ............   $   57.07    $   48.10    $   43.79    $   32.59    $   29.41
                                              =========    =========    =========    =========    =========

Total return ..............................       19.93%       14.81%       39.31%       16.94%       25.96%
                                              =========    =========    =========    =========    =========

Net assets at end of year (000's) .........   $ 116,447    $  90,707    $  75,643    $  49,629    $  41,421
                                              =========    =========    =========    =========    =========

Ratio of net expenses to average net assets        0.83%        0.85%        0.86%        0.89%        0.94%

Ratio of net investment income
   to average net assets ..................        0.35%        0.61%        0.82%        1.17%        1.50%

Portfolio turnover rate ...................          17%          22%          18%          20%          31%

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS

============================================================================================================
                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
============================================================================================================
                                                                   YEARS ENDED MARCH 31,
                                              --------------------------------------------------------------
                                                 2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $   20.90    $   21.06    $   20.47    $   20.87    $   20.33
                                              ---------    ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income ..................        1.23         1.27         1.32         1.34         1.35
   Net realized and unrealized
      gains (losses) on investments .......       (1.11)       (0.16)        0.60        (0.40)        0.54
                                              ---------    ---------    ---------    ---------    ---------
Total from investment operations ..........        0.12         1.11         1.92         0.94         1.89
                                              ---------    ---------    ---------    ---------    ---------

Dividends from net investment income ......       (1.23)       (1.27)       (1.33)       (1.34)       (1.35)
                                              ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ............   $   19.79    $   20.90    $   21.06    $   20.47    $   20.87
                                              =========    =========    =========    =========    =========

Total return ..............................        0.67%        5.38%        9.61%        4.60%        9.43%
                                              =========    =========    =========    =========    =========

Net assets at end of year (000's) .........   $  45,156    $  43,041    $  36,908    $  29,442    $  28,718
                                              =========    =========    =========    =========    =========

Ratio of net expenses to average net assets        0.70%        0.73%        0.74%        0.75%        0.76%

Ratio of net investment income
   to average net assets ..................        6.12%        6.01%        6.35%        6.44%        6.38%

Portfolio turnover rate ...................          20%          17%          10%          20%          10%

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS

===============================================================================================================
                                SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===============================================================================================================
                                                                      YEARS ENDED MARCH 31,
                                              -----------------------------------------------------------------
                                                    2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........   $   10.54    $   10.49    $   10.18    $   10.23    $    9.96
                                                 ---------    ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income .....................        0.44         0.44         0.44         0.43         0.42
   Net realized and unrealized
      gains (losses) on investments ..........       (0.41)        0.05         0.31        (0.05)        0.27
                                                 ---------    ---------    ---------    ---------    ---------
Total from investment operations .............        0.07         0.49         0.75         0.38         0.69
                                                 ---------    ---------    ---------    ---------    ---------

Dividends from net investment income .........       (0.44)       (0.44)       (0.44)       (0.43)       (0.42)
                                                 ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ...............   $   10.13    $   10.54    $   10.49    $   10.18    $   10.23
                                                 =========    =========    =========    =========    =========

Total return .................................        0.34%        4.73%        7.44%        3.82%        7.02%
                                                 =========    =========    =========    =========    =========

Net assets at end of year (000's) ............   $  23,048    $  21,560    $  19,938    $  16,801    $  15,480
                                                 =========    =========    =========    =========    =========

Ratio of net expenses to average net assets(a)        0.65%        0.65%        0.65%        0.66%        0.75%

Ratio of net investment income
   to average net assets .....................        4.32%        4.16%        4.19%        4.24%        4.11%

Portfolio turnover rate ......................          19%           7%           2%           6%           4%

(a) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.72%, 0.76%, 0.75%, 0.78% and 0.86% for the years ended March 31, 2000,
     1999, 1998, 1997, and 1996, respectively (Note 3).

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
     SHARES    COMMON STOCKS - 95.6%                                   VALUE
--------------------------------------------------------------------------------
               ADVERTISING - 0.5%
      6,000       Omnicom Group, Inc. ........................     $    560,625
                                                                   -------------
               AEROSPACE - 0.2%
      7,000       Boeing Company .............................          265,563
                                                                   -------------
               AIR COURIER SERVICES - 1.0%
     31,000       FedEx Corporation(a) .......................        1,209,000
                                                                   -------------
               CHEMICALS AND DRUGS - 9.8%
     40,000       Becton Dickinson & Company .................        1,052,500
     15,000       Biomet, Inc. ...............................          545,625
     30,000       Cardinal Health, Inc. ......................        1,376,250
     18,000       du Pont (E.I.) de Nemours & Company ........          951,750
     17,000       Eli Lilly & Company ........................        1,071,000
     15,000       Johnson & Johnson ..........................        1,050,938
     24,900       Merck & Company, Inc. ......................        1,546,912
      5,500       Monsanto Company ...........................          283,250
     29,200       Pfizer, Inc. ...............................        1,067,625
     40,000       Schering-Plough Corporation ................        1,470,000
     10,000       Waters Corporation(a) ......................          952,500
                                                                   -------------
                                                                     11,368,350
                                                                   -------------
               CONSTRUCTION - 2.1%
     14,000       Caterpiller, Inc. ..........................          552,125
      5,000       Clayton Homes, Inc. ........................           50,625
      3,000       Florida Rock Industries, Inc. ..............           84,000
      8,500       Kaufman & Broad Home Corporation ...........          182,219
     10,000       Lowe's Companies, Inc. .....................          583,750
      7,000       Masco Corporation ..........................          143,500
     23,000       Valspar Corporation ........................          881,188
                                                                   -------------
                                                                      2,477,407
                                                                   -------------
               CONSUMER PRODUCTS - 6.6%
     21,000       Belo (A.H.) Corporation - Class A ..........          375,375
     17,500       Clorox Company (The) .......................          568,750
     13,000       General Motors Corporation .................        1,076,562
     14,000       Gillette Company ...........................          527,625
      6,500       Hewlett-Packard Company ....................          861,656
      5,300       Lexmark International Group, Inc. - Class A(a)        560,475
      4,000       Macromedia, Inc.(a) ........................          361,250
      5,500       Maytag Corporation .........................          182,188
     20,500       Microsoft Corporation(a) ...................        2,178,125
      6,000       OshKosh B'Gosh, Inc. - Class A .............          108,000
     15,000       Procter & Gamble Company ...................          843,750
                                                                   -------------
                                                                      7,643,756
                                                                   -------------
               DURABLE GOODS - 18.2%
    160,000       Cisco Systems, Inc.(a) .....................       12,370,000
     13,000       Costco Wholesale Corporation(a) ............          683,313
     23,500       General Electric Company ...................        3,646,906
      6,000       Ingersoll-Rand Company .....................          265,500
     21,800       Intel Corporation ..........................        2,876,238
      6,000       International Business Machines Corporation (IBM)     708,000
      5,118       SPX Corporation(a) .........................          583,132
                                                                   -------------
                                                                     21,133,089
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES    COMMON STOCKS - 95.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
               ELECTRONICS - 5.2%
      1,000       Broadcom Corporation(a) ....................     $    242,875
      2,500       Harmonic Inc.(a) ...........................          208,125
      4,000       KEMET Corporation(a) .......................          253,000
     15,640       Koninklijke (Royal) Philips Electronics N.V         2,679,328
     11,000       Motorola, Inc. .............................        1,566,125
      1,600       Powertel, Inc.(a) ..........................          110,700
      5,500       Seagate Technology, Inc.(a) ................          331,375
      9,000       Solectron Corporation(a) ...................          360,562
      5,000       Tandy Corporation ..........................          253,750
                                                                   -------------
                                                                      6,005,840
                                                                   -------------
               FINANCIAL - 12.9%
      6,000       Aegon N.V ..................................          483,375
     26,000       AFLAC, Inc. ................................        1,184,625
     10,000       American Express Company ...................        1,489,375
     19,000       Charles Schwab Corporation (The) ...........        1,079,438
      6,000       Chase Manhattan Corporation ................          523,125
     20,000       Citigroup, Inc. ............................        1,186,250
     75,000       Firstar Corporation ........................        1,720,312
     22,000       FleetBoston Financial Corporation ..........          803,000
     20,000       Freddie Mac ................................          883,750
     10,500       Marsh & McLennan Companies, Inc. ...........        1,158,281
     17,000       MBNA Corporation ...........................          433,500
     50,000       Mellon Financial Corporation ...............        1,475,000
     20,000       Nasdaq-100 Shares(a) .......................        2,192,500
     21,000       Synovus Financial Corporation ..............          396,375
                                                                   -------------
                                                                     15,008,906
                                                                   -------------
               FOOD/BEVERAGES - 1.4%
     10,000       Anheuser-Busch Companies, Inc. .............          622,500
     40,000       Coca-Cola Enterprises ......................          862,500
      3,500       SYSCO Corporation ..........................          124,906
                                                                   -------------
                                                                      1,609,906
                                                                   -------------
               HEALTH CARE - 0.4%
      7,000       United HealthCare Corporation ..............          417,375
                                                                   -------------
               HOTELS - 0.2%
      7,000       Marriott International, Inc. - Class A .....          220,500
                                                                   -------------
               MANUFACTURING - 3.7%
      5,000       Cooper Tire & Rubber Company ...............           62,813
      8,387       Delphi Automotive Systems Corporation ......          134,192
      9,500       General Dynamics Corporation ...............          472,625
      6,500       Honeywell International, Inc. ..............          342,469
     12,200       Johnson Controls, Inc. .....................          659,562
     10,000       Leggett & Platt, Inc. ......................          215,000
      5,500       Mueller Industries, Inc.(a) ................          167,062
     14,000       Pall Corporation ...........................          314,125
     38,786       Tyco International, Ltd. ...................        1,934,452
      4,000       Worthington Industries, Inc. ...............           49,500
                                                                   -------------
                                                                      4,351,800
                                                                   -------------
               METAL AND MINING - 0.9%
     12,000       Alcoa, Inc. ................................          843,000
     10,000       Newmont Mining Corporation .................          224,375
                                                                   -------------
                                                                      1,067,375
                                                                   -------------
               MULTIMEDIA - 0.7%
      8,000       Meredith Corporation .......................          221,500
     12,000       Viacom, Inc. - Class A(a) ..................          641,250
                                                                   -------------
                                                                        862,750
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES    COMMON STOCKS - 95.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
               OIL/ENERGY - 5.1%
     33,082       BP Amoco Plc ...............................     $  1,755,414
     10,000       Burlington Resources, Inc. .................          370,000
     13,000       Chevron Corporation ........................        1,201,688
     10,000       Enron Corporation ..........................          748,750
     14,650       Exxon Mobil Corporation ....................        1,139,953
      7,500       Halliburton Company ........................          307,500
     12,000       Nabors Industries, Inc.(a) .................          465,750
                                                                   -------------
                                                                      5,989,055
                                                                   -------------
               PAPER AND FOREST PRODUCTS - 0.8%
     11,455       International Paper Company ................          489,701
      5,000       Mead Corporation ...........................          174,687
      8,000       Willamette Industries, Inc. ................          321,000
                                                                   -------------
                                                                        985,388
                                                                   -------------
               RACETRACKS - 0.2%
     11,000       Speedway Motorsports, Inc.(a) ..............          274,312
                                                                   -------------
               RETAIL STORES - 6.4%
      7,000       Abercrombie & Fitch Company - Class A(a) ...          112,000
     16,000       Circuit City Stores - Circuit City Group ...          974,000
     49,500       Home Depot, Inc. ...........................        3,192,750
      7,500       Target Corporation .........................          560,625
     32,000       Wal-Mart Stores, Inc. ......................        1,776,000
     33,000       Walgreen Company ...........................          849,750
                                                                   -------------
                                                                      7,465,125
                                                                   -------------
               SERVICES - COMPUTER - 5.4%
     12,500       Adobe Systems, Inc. ........................        1,391,406
     12,500       America Online, Inc.(a) ....................          840,625
     22,200       Automatic Data Processing, Inc. ............        1,071,150
     24,000       Computer Sciences Corporation(a) ...........        1,899,000
      9,500       Electronic Data Systems Corporation ........          609,781
      2,500       Inktomi Corporation(a) .....................          487,500
                                                                   -------------
                                                                      6,299,462
                                                                   -------------
               SERVICES - CONSUMER - 0.0%
      9,000       HEALTHSOUTH Corporation(a) .................           50,062
                                                                   -------------
               TELECOMMUNICATION EQUIPMENT - 8.1%
      6,600       Applied Materials, Inc.(a) .................          622,050
      4,000       JDS Uniphase Corporation(a) ................          482,250
      7,000       Lucent Technologies, Inc. ..................          425,250
      4,000       Nokia Oyj ..................................          869,000
     24,000       Nortel Networks Corporation ................        3,024,000
     36,000       Scientific-Atlanta, Inc. ...................        2,283,750
     22,000       Tellabs, Inc.(a) ...........................        1,385,656
      6,000       Titan Corporation(a) .......................          306,000
                                                                   -------------
                                                                      9,397,956
                                                                   -------------
               UTILITIES - 5.8%
     14,000       AT&T Corporation ...........................          787,500
     24,000       BellSouth Corporation ......................        1,128,000
     18,490       Duke Energy Corporation ....................          970,725
     59,900       SBC Communications, Inc. ...................        2,515,800
     18,000       US WEST, Inc. ..............................        1,307,250
                                                                   -------------
                                                                      6,709,275
                                                                   -------------

               TOTAL COMMON STOCKS - 95.6% (COST $52,234,641)      $111,372,877
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKETS  -  6.8%                                  VALUE
--------------------------------------------------------------------------------
  7,865,603    Firstar Stellar Treasury Fund (Cost $7,865,603)     $  7,865,603
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 102.4%
                  (COST $60,100,244) .........................     $119,238,480

               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%)        (2,791,858)
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $116,446,622
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
  PAR VALUE    U.S. TREASURY AND AGENCY OBLIGATIONS - 30.3%
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES - 5.8%
$    20,000       8.75%, due 08/15/2000 ......................     $     20,212
     50,000       8.50%, due 11/15/2000 ......................           50,641
    140,000       8.00%, due 05/15/2001 ......................          142,319
    125,000       7.875%, due 08/15/2001 .....................          127,227
    850,000       5.75%, due 04/30/2003 ......................          833,000
    750,000       5.875%, due 11/15/2005 .....................          734,297
    750,000       5.50%, due 02/15/2008 ......................          715,312
                                                                   -------------
                                                                      2,623,008
                                                                   -------------
               FEDERAL FARM CREDIT BANK BONDS - 1.7%
    500,000       6.00%, due 01/07/2008 ......................          465,726
    325,000       6.06%, due 05/28/2013 ......................          294,537
                                                                   -------------
                                                                        760,263
                                                                   -------------
               FEDERAL HOME LOAN BANK BONDS - 5.7%
    500,000       7.57%, due 08/19/2004 ......................          508,702
    500,000       6.045%, due 12/10/2004 .....................          479,370
    750,000       5.925%, due 04/09/2008 .....................          692,728
    500,000       5.52%, due 09/23/2008 ......................          446,906
    500,000       5.42%, due 09/23/2008 ......................          443,766
                                                                   -------------
                                                                      2,571,472
                                                                   -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION BONDS - 4.7%
    500,000       6.345%, due 11/01/2005 .....................          482,823
    895,000       7.44%, due 09/20/2006 ......................          881,969
    800,000       7.04%, due 01/09/2007 ......................          777,006
                                                                   -------------
                                                                      2,141,798
                                                                   -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS - 12.4%
    500,000       6.63%, due 06/20/2005 ......................          489,996
    650,000       7.65%, due 10/06/2006 ......................          642,975
    500,000       7.36%, due 02/07/2007 ......................          486,353
    500,000       7.125%, due 3/15/2007 ......................          499,564
    400,000       7.70%, due 04/10/2007 ......................          393,466
    500,000       6.62%, due 06/25/2007 ......................          486,013
    500,000       7.16%, due 06/26/2007 ......................          483,306
    500,000       7.00%, due 07/17/2007 ......................          482,930
    750,000       6.08%, due 12/15/2010 ......................          689,060
    400,000       6.80%, due 08/27/2012 ......................          380,208
    600,000       6.875%, due 09/01/2012 .....................          569,093
                                                                   -------------
                                                                       5,602,964
                                                                   -------------
               TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                  (Cost $14,549,929) .........................     $ 13,699,505
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    MORTGAGE-BACKED SECURITIES - 15.8%
--------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.8%
$    12,671       Pool #15032, 7.50%, due 02/15/2007 .........     $     12,560
    384,211       Pool #438434, 6.50%, due 01/15/2013 ........          371,032
    569,950       Pool #470177, 7.00%, due 03/15/2014 ........          561,800
    389,575       Pool #518403, 7.00%, due 09/15/2014 ........          384,004
     10,852       Pool #176413, 7.50%, due 09/15/2016 ........           10,757
     14,872       Pool #170784, 8.00%, due 12/15/2016 ........           15,040
     11,855       Pool #181540, 8.00%, due 02/15/2017 ........           11,989
    483,398       Pool #493659, 6.50%, due 12/15/2018 ........          455,894
    404,119       Pool #476695, 6.50%, due 10/15/2023 ........          381,126
    370,794       Pool #366710, 6.50%, due 02/15/2024 ........          349,697
    493,291       Pool #453826, 7.25%, due 09/15/2027 ........          485,679
    695,862       Pool #412360, 7.00%, due 11/15/2027 ........          673,951
    581,989       Pool #454162, 7.00%, due 05/15/2028 ........          563,664
    978,026       Pool #2617, 7.50%, due 07/20/2028 ..........          963,656
    463,712       Pool #158794, 7.00%, due 09/15/2028 ........          449,111
    469,481       Pool #48760, 6.50%, due 12/15/2028 .........          442,769
    970,737       Pool #506618, 7.00%, due 03/15/2029 ........          940,171
                                                                   -------------

               TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $7,363,455) ..........................     $  7,072,900
                                                                   -------------

================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2%                                 VALUE
--------------------------------------------------------------------------------
               FINANCE - 22.9%
               AmSouth Bancorp,
$   550,000       7.75%, due 05/15/2004 ......................     $    549,482
                                                                   -------------
               Banc One Corporation,
    600,000       7.00%, due 07/15/2005 ......................          580,922
    500,000       6.875%, due 08/01/2006 .....................          480,026
                                                                   -------------
                                                                      1,060,948
                                                                   -------------
               Bank of America Corporation,
    496,000       8.375%, due 03/15/2002 .....................          504,257
    750,000       7.125%, due 03/01/2009 .....................          727,602
                                                                   -------------
                                                                      1,231,859
                                                                   -------------
               Bear Stearns Company,
    170,000       9.375%, due 06/01/2001 .....................          173,348
                                                                   -------------
               Duke Capital Corporation,
    750,000       7.50%, due 10/01/2009 ......................          736,626
                                                                   -------------
               General Electric Capital Corporation,
    100,000       7.24%, due 01/15/2002 ......................          100,268
    150,000       7.50%, due 03/15/2002 ......................          151,054
                                                                   -------------
                                                                        251,322
                                                                   -------------
               J.P. Morgan & Company,
    500,000       7.25%, due 01/15/2002 ......................          498,152
    500,000       6.00%, due 01/15/2009 ......................          444,994
                                                                   -------------
                                                                        943,146
                                                                   -------------
               Merrill Lynch & Company, Inc.,
    745,000       7.375%, due 08/17/2002 .....................          742,989
  1,000,000       7.00%, due 04/27/2008 ......................          957,499
                                                                   -------------
                                                                       1,700,488
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               NationsBank,
$   550,000       7.625%, due 04/15/2005 .....................     $    548,578
                                                                   -------------
               Regions Financial Corporation,
    350,000       7.80%, due 12/01/2002 ......................          350,700
                                                                   -------------
               Salomon, Inc.,
    507,000       7.50%, due 02/01/2003 ......................          506,893
                                                                   -------------
               Sears Roebuck Acceptance Corporation,
    700,000       6.00%, due 03/20/2003 ......................          670,710
                                                                   -------------
               SouthTrust Bank of Alabama, N.A.,
    665,000       7.00%, due 11/15/2008 ......................          637,881
                                                                   -------------
               Transamerica Financial Corporation,
  1,000,000       7.50%, due 03/15/2004 ......................          986,990
                                                                   -------------

               TOTAL FINANCE CORPORATE BONDS .................       10,348,971
                                                                   -------------

               INDUSTRIAL - 19.4%
                  BP America, Inc.,
    265,000       8.50%, due 04/15/2001 ......................          268,815
                                                                   -------------
               Coca-Cola Company,
    600,000       6.625%, due 08/01/2004 .....................          582,636
                                                                   -------------
               Conoco, Inc.,
    750,000       6.35%, due 04/15/2009 ......................          698,798
                                                                   -------------
               duPont (E.I.) de Nemours & Company,
    150,000       9.15%, due 04/15/2000 ......................          150,086
    425,000       6.75%, due 10/15/2002 ......................          420,345
                                                                   -------------
                                                                        570,431
                                                                   -------------
               Ford Motor Company,
  1,000,000       7.25%, due 10/01/2008 ......................          985,710
                                                                   -------------
               General Motors Corporation,
    565,000       7.10%, due 03/15/2006 ......................          554,726
                                                                   -------------
               Hanson Overseas,
  1,100,000       7.375%, due 01/15/2003 .....................        1,090,914
                                                                   -------------
               International Business Machines Corporation,
  1,000,000       7.25%, due 11/01/2002 ......................        1,003,604
                                                                   -------------
               Kimberly-Clark Corporation,
    240,000       8.625%, due 05/01/2001 .....................          243,930
                                                                   -------------
               Mobil Corporation,
    100,000       8.375%, due 02/12/2001 .....................          101,095
                                                                   -------------
               Philip Morris Companies, Inc.,
    700,000       7.125%, due 10/01/2004 .....................          657,017
                                                                   -------------
               Raytheon Company,
    800,000       6.50%, due 07/15/2005 ......................          754,045
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               Wal-Mart Stores, Inc.,
$   170,000       9.10%, due 07/15/2000 ......................     $    171,000
    100,000       8.625%, due 04/01/2001 .....................          101,492
  1,000,000       7.50%, due 05/15/2004 ......................        1,015,667
                                                                   -------------
                                                                      1,288,159
                                                                   -------------

               TOTAL INDUSTRIAL CORPORATE BONDS ..............        8,799,880
                                                                   -------------

               UTILITY - 4.9%
               AT&T Corporation,
  1,000,000       6.00%, due 03/15/2009 ......................          903,787
                                                                   -------------
               BellSouth Corporation,
    250,000       7.75%, due 02/15/10 ........................          253,850
                                                                   -------------
               Emerson Electric Company,
    587,000       6.30%, due 11/01/2005 ......................          558,380
                                                                   -------------
               Scana Corporation,
    500,000       6.05%, due 01/13/2003 ......................          482,744
                                                                   -------------

               TOTAL UTILITY CORPORATE BONDS .................        2,198,761
                                                                   -------------

               TOTAL CORPORATE BONDS
                  (Amortized Cost $22,123,380) ...............     $ 21,347,612
                                                                   -------------

================================================================================
  PAR VALUE    MUNICIPAL OBLIGATIONS - 2.2%                            VALUE
--------------------------------------------------------------------------------
               Alabama State Public School & College Auth.,
$ 1,000,000       7.15%, due 09/01/2009 (Cost $972,490) ......     $    977,229
                                                                   -------------

================================================================================
     SHARES    MONEY MARKETS - 3.1%                                    VALUE
--------------------------------------------------------------------------------
  1,415,617    Firstar Stellar Treasury Fund (Cost $1,415,617)     $  1,415,617
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 98.6%
                  (COST $46,424,871) .........................     $ 44,512,863

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% ..          642,928
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $ 45,155,791
                                                                   ============

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1%                           VALUE
--------------------------------------------------------------------------------
               Alabama Mental Health Finance Auth. Special Tax,
$   300,000       5.00%, due 05/01/2006 ......................     $    299,988
                                                                   -------------
               Alabama Special Care Facilities Financing Auth. Rev.,
    400,000       5.375%, due 11/01/2012 .....................          401,588
                                                                   -------------
               Alabama State, GO,
    100,000       5.70%, due 12/01/2002 ......................          102,522
                                                                   -------------
               Alabama State Industrial Access Road & Bridge Corp., GO,
    100,000       5.25%, due 06/01/2003 ......................          100,862
                                                                   -------------
               Alabama State Mun. Elec. Auth. Power Supply Rev.,
    150,000       5.625%, due 09/01/2000 .....................          150,856
    400,000       6.50%, due 09/01/2005, prerefunded
                     09/01/2001 at 101 .......................          414,708
    340,000       5.75%, due 09/01/2001 ......................          344,991
                                                                   -------------
                                                                         910,555
                                                                   -------------
               Alabama State Public School & College Auth. Rev.,
    100,000       4.40%, due 12/01/2000 ......................          100,190
    205,000       5.00%, due 12/01/2005 ......................          205,588
    250,000       5.25%, due 11/01/2005 ......................          253,852
    200,000       5.125%, due 11/01/2010 .....................          199,586
    300,000       5.00%, due 11/01/2012 ......................          291,261
    225,000       5.125%, due 11/01/2013 .....................          219,319
                                                                   -------------
                                                                      1,269,796
                                                                   -------------
               Alabama Water Pollution Control Rev.,
    190,000       6.25%, due 08/15/2004 ......................          199,971
                                                                   -------------
               Anniston, AL, GO,
    250,000       5.50%, due 01/01/2004 ......................          255,920
                                                                   -------------
               Anniston, AL, Regional Medical Center Board Hospital Rev.,
     20,000       7.375%, due 07/01/2006, ETM ................           21,211
                                                                   -------------
               Athens, AL, School Warrants,
    335,000       5.05%, due 08/01/2015 ......................          318,096
                                                                   -------------
               Auburn University, Alabama, Rev.,
    150,000       5.20%, due 06/01/2004 ......................          151,893
    325,000       5.25%, due 04/01/2005 ......................          329,417
                                                                   -------------
                                                                        481,310
                                                                   -------------
               Baldwin Co., AL,  GO,
    200,000       5.85%, due 08/01/2003 ......................          206,508
    400,000       5.00%, due 02/01/2007 ......................          399,056
    200,000       4.55%, due 02/01/2009 ......................          181,604
                                                                   -------------
                                                                        787,168
                                                                   -------------
               Baldwin Co., AL, Board of Education Rev.,
    300,000       5.90%, due 12/01/2001 ......................          303,279
                                                                   -------------
               Birmingham, AL, GO,
    100,000       5.80%, due 04/01/2002 ......................          102,115
    200,000       5.90%, due 04/01/2003 ......................          206,170
                                                                   -------------
                                                                         308,285
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Birmingham, AL, Industrial Water Board Rev.,
$   100,000       5.00%, due 03/01/2001 ......................     $    100,700
    100,000       6.00%, due 07/01/2007 ......................          106,197
                                                                   -------------
                                                                        206,897
                                                                   -------------
               Birmingham, AL, Medical Clinic Board Rev.,
     60,000       7.30%, due 07/01/2005, ETM .................           63,625
                                                                   -------------
               Birmingham, AL, Waterworks & Sewer Board Rev.,
     50,000       5.90%, due 01/01/2003 ......................           51,914
    400,000       6.15%, due 01/01/2006 ......................          416,976
                                                                   -------------
                                                                        468,890
                                                                   -------------
               Birmingham-Southern College, AL, Private Education
               Bldg. Auth. Rev.,
    500,000       5.10%, due 12/01/2012 ......................          480,215
                                                                   -------------
               DCH Health Care Auth. of Alabama Rev.,
     55,000       5.00%, due 06/01/2004 ......................           54,976
                                                                   -------------
               Decatur, AL, GO,
    300,000       5.00%, due 06/01/2009 ......................          298,020
                                                                   -------------
               Decatur, AL, Water Rev.,
    100,000       5.00%, due 05/01/2014 ......................           95,233
                                                                   -------------
               Dothan, AL, GO,
    500,000       5.50%, due 09/01/2014 ......................          504,620
                                                                   -------------
               Fairhope, AL, Public Improvements Warrants,
    295,000       5.10%, due 06/01/2014 ......................          281,126
                                                                   -------------
               Fairhope, AL, Utility Rev.,
    200,000       5.10%, due 12/01/2008 ......................          200,150
                                                                   -------------
               Florence, AL, School Warrants,
    200,000       4.65%, due 12/01/2012 ......................          185,208
    400,000       5.75%, due 09/01/2015 ......................          406,404
                                                                   -------------
                                                                        591,612
                                                                   -------------
               Greenville, AL, GO,
    300,000       5.10%, due 12/01/2009 ......................          299,751
                                                                   -------------
               Hoover, AL, Board of Education Special Tax,
    200,000       6.625%, due 02/01/2010, prerefunded
                     02/01/2001 at 102 .......................          207,812
                                                                   -------------
               Hoover, AL, Board of Education, GO,
    400,000       6.00%, due 02/15/2006 ......................          420,524
                                                                   -------------
               Houston Co., AL, GO,
    250,000       5.00%, due 07/01/2002 ......................          251,512
    300,000       5.60%, due 10/15/2014 ......................          305,352
                                                                   -------------
                                                                        556,864
                                                                   -------------
               Huntsville, AL,  GO,
    115,000       5.15%, due 08/01/2000 ......................          115,399
    100,000       5.20%, due 11/01/2000 ......................          100,630
    500,000       5.50%, due 11/01/2002 ......................          509,845
    100,000       5.90%, due 11/01/2005 ......................          104,589
    250,000       5.25%, due 11/01/2011 ......................          250,592
    300,000       5.40%, due 02/01/2010 ......................          303,714
                                                                   -------------
                                                                       1,384,769
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Huntsville, AL, Electric Systems Rev.,
$   150,000       6.10%, due 12/01/2000 ......................     $    151,866
    150,000       5.00%, due 12/01/2003 ......................          150,888
    250,000       4.80%, due 12/01/2012 ......................          235,210
                                                                   -------------
                                                                        537,964
                                                                   -------------
               Huntsville, AL, Water Systems Rev.,
    150,000       5.15%, due 05/01/2004 ......................          151,587
    150,000       5.25%, due 05/01/2005 ......................          151,694
    200,000       4.70%, due 11/01/2013 ......................          183,100
                                                                   -------------
                                                                        486,381
                                                                   -------------
               Jefferson Co., AL,  GO,
    150,000       5.55%, due 04/01/2002 ......................          152,206
    100,000       5.00%, due 04/01/2004 ......................          100,179
                                                                   -------------
                                                                        252,385
                                                                   -------------
               Jefferson Co., AL, Board of Education Capital
               Outlay Warrants,
    300,000       5.70%, due 02/15/2011 ......................          315,144
                                                                   -------------
               Jefferson Co., AL, Sewer Rev.,
    140,000       5.15%, due 09/01/2002 ......................          141,471
     50,000       5.50%, due 09/01/2003, ETM .................           51,136
    300,000       5.75%, due 09/01/2005 ......................          310,845
                                                                   -------------
                                                                        503,452
                                                                   -------------
               Lee Co., AL, GO,
    300,000       5.50%, due 02/01/2007 ......................          307,872
                                                                   -------------
               Madison Co., AL, Board of Education Capital
               Outlay Tax Antic. Warrants,
    175,000       5.20%, due 09/01/2004 ......................          179,611
    250,000       5.10%, due 09/01/2011 ......................          245,495
                                                                   -------------
                                                                        425,106
                                                                   -------------
               Madison, AL, Warrants,
    325,000       5.55%, due 04/01/2007 ......................          334,675
    200,000       4.40%, due 02/01/2011 ......................          182,148
    400,000       4.85%, due 02/01/2013 ......................          376,120
                                                                   -------------
                                                                        892,943
                                                                   -------------
               Mobile Co., AL, Board of Education Capital
               Outlay Warrants,
    400,000       5.00%, due 03/01/2008 ......................          398,176
                                                                   -------------
               Mobile Co., AL, Gas Tax Antic. Warrants,
    100,000       4.50%, due 02/01/2003 ......................           98,844
                                                                   -------------
               Mobile, AL,  GO,
    200,000       5.40%, due 08/15/2000 ......................          200,952
     25,000       6.30%, due 08/01/2001 ......................           25,590
     25,000       6.25%, due 08/01/2001 ......................           25,574
    275,000       6.20%, due 02/15/2007, ETM .................          292,496
    180,000       5.75%, due 02/15/2016 ......................          182,601
                                                                   -------------
                                                                        727,213
                                                                   -------------
               Mobile, AL, Water & Sewer Commissioners Rev.,
     55,000       6.30%, due 01/01/2003 ......................           57,034
                                                                   -------------
               Montgomery Co., AL, GO,
    100,000       5.20%, due 11/01/2006 ......................          100,846
                                                                   -------------
               Montgomery, AL, GO,
    200,000       4.70%, due 05/01/2002 ......................          199,918
    500,000       5.10%, due 10/01/2008 ......................          501,025
                                                                   -------------
                                                                         700,943
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Montgomery, AL, Waterworks & Sanitation Rev.,
$   200,000       5.85%, due 03/01/2003 ......................     $    205,042
    400,000       5.60%, due 09/01/2009 ......................          411,956
                                                                   -------------
                                                                        616,998
                                                                   -------------
               Mountain Brook, AL, Board of Education Capital
               Outlay Warrants,
    405,000       4.80%, due 02/15/2011 ......................          387,241
                                                                   -------------
               Muscle Shoals, AL, GO,
    400,000       5.60%, due 08/01/2010 ......................          411,972
                                                                   -------------
               Opelika, AL, GO,
    100,000       4.60%, due 03/01/2003 ......................           99,458
    100,000       5.30%, due 07/01/2003 ......................          101,570
                                                                   -------------
                                                                        201,028
                                                                   -------------
               Scottsboro, AL, Waterworks Sewer & Gas Rev.,
    200,000       4.35%, due 08/01/2011 ......................          180,372
                                                                   -------------
               Shelby Co., AL, GO,
    205,000       5.20%, due 08/01/2000 ......................          205,744
     50,000       5.35%, due 08/01/2001 ......................           50,544
                                                                   -------------
                                                                        256,288
                                                                   -------------
               Shelby Co., AL, Hospital Board Rev.,
     35,000       6.60%, due 02/01/2001, ETM .................           35,666
     25,000       6.60%, due 02/01/2002, ETM .................           25,801
     40,000       6.60%, due 02/01/2003, ETM .................           41,818
                                                                   -------------
                                                                        103,285
                                                                   -------------
               Tuscaloosa, AL, Board of Education Special
               Tax Warrants,
     75,000       5.70%, due 02/15/2005 ......................           77,358
    125,000       6.00%, due 02/15/2009 ......................          129,911
    300,000       4.85%, due 02/15/2013 ......................          281,844
                                                                   -------------
                                                                        489,113
                                                                   -------------
               Tuscaloosa, AL, Board of Education, GO,
    100,000       5.10%, due 02/01/2004 ......................          100,823
    300,000       4.625%, due 08/01/2008 .....................          287,652
                                                                   -------------
                                                                        388,475
                                                                   -------------
               University of Alabama General Fee Series A Rev.,
     50,000       5.00%, due 11/01/2000 ......................           50,248
    240,000       5.10%, due 10/01/2002 ......................          242,239
    400,000       5.25%, due 06/01/2010 ......................          402,344
    100,000       5.375%, due 06/01/2013 .....................          100,287
                                                                   -------------
                                                                        795,118
                                                                   -------------
               Vestavia Hills, AL, Board of Education Capital
               Outlay Rev.,
     55,000       5.25%, due 02/01/2004 ......................           55,857
                                                                   -------------
               Vestavia Hills, AL, Warrants,
    125,000       4.90%, due 04/01/2005 ......................          124,639
                                                                   -------------

               TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                  OBLIGATION (GO) BONDS - 94.1%
                  (Cost $21,716,842) .........................     $  21,690,324
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKETS - 4.7%
--------------------------------------------------------------------------------
  1,075,857    Firstar Tax-Free Fund (Cost $1,075,857) .......     $  1,075,857
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 98.8%
                  (COST $22,792,699) .........................     $ 22,766,181

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2% ..          282,159
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $ 23,048,340
                                                                   ============


ETM - Escrowed to maturity.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load series of The Williamsburg Investment Trust (the Trust). The Trust, an open-end management investment company registered under the Investment Company Act of 1940, was organized as a Massachusetts business trust on July 18, 1988.

The Government Street Equity Fund's investment objective is to seek capital appreciation through the compounding of dividends and capital gains, both realized and unrealized, on its investments in common stocks.

The Government Street Bond Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation.

The Alabama Tax Free Bond Fund's investment objectives are to provide current income exempt from both federal income taxes and the personal income taxes of Alabama and to preserve capital.

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements - The Funds may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders - Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of March 31, 2000:

------------------------------------------------------------------------------------------
                                              GOVERNMENT      GOVERNMENT       ALABAMA
                                                STREET          STREET         TAX FREE
                                              EQUITY FUND      BOND FUND       BOND FUND
------------------------------------------------------------------------------------------
Gross unrealized appreciation ............   $ 60,272,476    $     87,338    $    233,036
Gross unrealized depreciation ............     (1,183,194)     (1,999,346)       (329,106)
                                             ------------    ------------    ------------
Net unrealized appreciation (depreciation)   $ 59,089,282    $ (1,912,008)   $    (96,070)
                                             ============    ============    ============
Federal income tax cost ..................   $ 60,149,198    $ 46,424,871    $ 22,862,251
                                             ============    ============    ============
------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Government Street Equity Fund and The
Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of March 31, 2000, The Government Street Bond Fund and The Alabama Tax Free Bond Fund had capital loss carryforwards for federal income tax purposes of $760,308 and $176,717, respectively, which expire through the year 2008. In addition, The Government Street Bond Fund had net realized capital losses of $145,238 during the period from November 1, 1999 through March 31, 2000, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2001. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the year ended March 31, 2000, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $22,178,843 and $16,307,402, respectively, for The Government Street Equity Fund, $11,563,587 and $7,842,909, respectively, for The Government Street Bond Fund, and $5,922,774 and $3,884,720, respectively, for The Alabama Tax Free Bond Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by T. Leavell & Associates, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets up to $100 million and .40% of such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such net assets in excess of $100 million.

The Adviser currently intends to limit the total operating expenses of The Alabama Tax Free Bond Fund to .65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $15,400 of its investment advisory fees for the Fund during the year ended March 31, 2000.

Certain Trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Integrated Fund Services, Inc. (IFS), IFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, IFS receives a monthly fee from The Government Street Equity Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such assets; and .15% of such net assets in excess of $50 million. From The Government Street Bond Fund, IFS receives a monthly fee of .075% of its average daily net assets up to $200 million and .05% of such assets in excess of $200 million. From The Alabama Tax Free Bond Fund, IFS receives a monthly fee of .15% of its average daily net assets up to $200 million and .10% of such assets in excess of $200 million. The fee for each Fund is subject to a $2,000 monthly minimum. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of IFS.

4.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended March 31, 2000. On March 31, 2000, The Government Street Equity Fund declared and paid a long-term capital gain distribution of $0.4190 per share. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distribution, if any, paid during the 2000 calendar year early in 2001.

In accordance with federal tax requirements, The Alabama Tax Free Bond Fund designates its respective dividends paid from net investment income during the year ended March 31, 2000, as "exempt-interest dividends."

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
================================================================================

To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati, Ohio

     We have audited the accompanying statements of assets and liabilities of The Government Street Equity Fund, The Government Street Bond Fund and The
Alabama Tax Free Bond Fund, (each a series of The Williamsburg Investment Trust), including the portfolios of investments, as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund, as of March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
April 28, 2000

                          THE GOVERNMENT STREET FUNDS
                         THE ALABAMA TAX FREE BOND FUND
                         ------------------------------
                              No Load Mutual Funds

INVESTMENT ADVISER
T. Leavell & Associates, Inc.
150 Government Street
Post Office Box 1307
Mobile, AL 36633

ADMINISTRATOR
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354
1-800-443-4249

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, MA 02109

BOARD OF TRUSTEES
Richard Mitchell, President
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III

PORTFOLIO MANAGERS
Thomas W. Leavell,
   The Government Street Equity Fund
Mary Shannon Hope,
   The Government Street Bond Fund
Timothy S. Healey,
   The Alabama Tax Free Bond Fund